This is filed pursuant to Rule 497(c).
File Nos. 002-79807 and 811-03586.

                                 YIELD MESSAGES
 For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

 [1] [#]      [1] [#]      [6] [4][#]       for the General Portfolio,

 [1] [#]      [1] [#]      [4] [9][#]      for the New York Portfolio,

 [1] [#]      [1] [#]      [3] [0][#]    for the California Portfolio,

 [1] [#]      [1] [#]      [2] [8][#]   for the Connecticut Portfolio,

 [1] [#]      [1] [#]      [9] [2][#]    for the New Jersey Portfolio,

 [1] [#]      [1] [#]      [2] [1][#]      for the Virginia Portfolio,

 [1] [#]      [1] [#]      [6] [6][#]       for the Florida Portfolio.

 For non-touch-tone telephones, call toll-free (800) 221-9513.

  The Fund, an open-end investment company with investment objectives of safety, liquidity and tax-free income, consists of the General Portfolio which is diversified, and the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios, each of which is non-diversified. Shares of the New York, California, Connecticut, New Jersey, Virginia and Florida Port-folios are offered only to residents of each such respective state. This prospectus sets forth the information about each Portfolio that a prospective investor should know before investing. Please retain it for future reference.

  AN INVESTMENT IN THE FUND IS (I) NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT; (II) NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK; AND (III) NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORA-TION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE OF EACH PORTFOLIO. THE PORTFOLIOS, EXCEPT FOR THE GENERAL PORTFOLIO, MAY INVEST A SIGNIFICANT PORTION OF THEIR ASSETS IN THE SECURITIES OF A SINGLE ISSUER. ACCORDINGLY, AN INVESTMENT IN EACH SUCH PORTFOLIO MAY BE RISKIER THAN AN INVESTMENT IN OTHER TYPES OF MONEY MARKET FUNDS.

  A "Statement of Additional Information," dated November 1, 1996, which provides a further discussion of certain areas in this prospectus and other matters which may be of interest to some investors, has been filed with the Securities and Exchange Commission and is incorpo-rated herein by reference. For a free copy, call (800) 221-5672 or write Alliance Fund Services, Inc. at the address shown on page 12.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 (R)This registered service mark used under license from the owner, Alliance Capital Management L.P.


 CONTENTS

  Expense Information.......................................................   2
  Financial Highlights......................................................   3
  Investment Objectives and Policies........................................   7
  Purchase and Redemption of Shares.........................................   9
  Additional Information....................................................  10

 ALLIANCE
 MUNICIPAL
 TRUST

--------------------------------------------------------------------------------


                   [LOGO OF ALLIANCE CAPITAL APPEARS HERE]


 PROSPECTUS
 NOVEMBER 1, 1996

 ALC64PRO6

                              EXPENSE INFORMATION

SHAREHOLDER TRANSACTION EXPENSES

  The Fund has no sales load on purchases or reinvested dividends, deferred sales load, redemption fee or exchange fee.

ANNUAL FUND OPERATING
EXPENSES



                                                     GEN       NY        CA        CT        NJ        VA        FL
(as a percentage of average net assets, after     PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO
expense  reimbursement)                           --------- --------- --------- --------- --------- --------- ---------
  Management Fees..........................           .50%      .50%      .50%      .50%      .50%      .50%      .50%
  12b-1 Fees...............................           .25       .25       .25       .25       .25       .25       .25
  Other Expenses...........................           .25       .25       .25       .25       .25       .25       .25
                                                     ----      ----      ----      ----      ----      ----      ----
  Total Fund Operating
   Expenses................................          1.00%     1.00%     1.00%     1.00%     1.00%     1.00%     1.00%

EXAMPLE

  You would pay the following expenses on a $1,000 investment, assuming a 5% annual return (cumulatively through the end of each time period):

                                  1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                  ------ ------- ------- --------
             General Portfolio...  $10     $32     $55     $122
             NY Portfolio........  $10     $32     $55     $122
             CA Portfolio........  $10     $32     $55     $122
             CT Portfolio........  $10     $32     $55     $122
             NJ Portfolio........  $10     $32     $55     $122
             VA Portfolio........  $10     $32     $55     $122
             FL Portfolio........  $10     $32     $55     $122

  The purpose of the foregoing table is to assist the investor in understanding the various costs and expenses that an investor in the Fund will bear directly and indirectly. The expenses listed in the table for the CT, NJ, VA and FL Portfolios are net of the contractual reimbursement by the Adviser described in this prospectus. The expenses of such Portfolios before such reimbursements and fee waivers, would be: CT Portfolio: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.37% and Total Operating Expenses--1.12%; NJ Portfolio: Manage-ment Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.37% and Total Operating Ex-penses--1.12%; VA Portfolio: Management Fees--.50%; 12b-1 Fees--.25%, Other Ex-penses--.38% and Total Operating Expenses--1.13% and; FL Portfolio: Management Fees--.50%, 12b-1 Fees--.25%, Other Expenses--.34% and Total Operating Ex-penses--1.09%. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES; ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS . FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD (AUDITED)

  The following tables have been audited by McGladrey & Pullen LLP, the Fund's independent auditors, whose report thereon appears in the Statement of Addi-tional Information. The following information should be read in conjunction with the financial statements and related notes included in the Statement of Additional Information.

                                                           GENERAL PORTFOLIO
                          ------------------------------------------------------------------------------------------------
                                                                                                         YEAR ENDED
                                        YEAR ENDED JUNE 30,                           SIX MONTHS        DECEMBER 31,
                          ---------------------------------------------------------      ENDED      ----------------------
                           1996    1995       1994    1993    1992    1991    1990   JUNE 30, 1989   1988    1987    1986
                          ------  ------     ------  ------  ------  ------  ------  -------------  ------  ------  ------
Net asset value,
 beginning of period....  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..    .029    .028       .018    .020    .034    .046    .055       .030        .047    .041    .044
 Net realized and
  unrealized loss on
  investments...........     -0-   (.003)       -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
 Net increase in net
  asset value from
  operations............    .029    .025       .018    .020    .034    .046    .055       .030        .047    .041    .044
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
ADD: CAPITAL
 CONTRIBUTIONS
 Capital Contributed by
  the Adviser...........     -0-    .003        -0-     -0-     -0-     -0-     -0-        -0-         -0-     -0-     -0-
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....   (.029)  (.028)     (.018)  (.020)  (.034)  (.046)  (.055)     (.030)      (.047)  (.041)  (.044)
                          ------  ------     ------  ------  ------  ------  ------     ------      ------  ------  ------
 Net asset value, end of
  period................  $ 1.00  $ 1.00     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00     $ 1.00      $ 1.00  $ 1.00  $ 1.00
                          ======  ======     ======  ======  ======  ======  ======     ======      ======  ======  ======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(a)..............    2.93%   2.83%(c)   1.81%   2.05%   3.48%   4.71%   5.65%      6.13%(b)    4.81%   4.18%   4.50%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (in millions)..  $1,148  $1,189     $1,134  $1,016    $914    $883    $798       $695        $633    $690    $794
 Ratio to average net
  assets of:
 Expense, net of waivers
  and reimbursements....     .95%    .94%       .92%    .92%    .92%    .89%    .83%       .84%(b)     .83%    .80%    .80%
 Expense, before waivers
  and reimbursements....     .95%    .95%       .94%    .94%    .95%    .95%    .93%       .94%(b)     .93%    .90%    .90%
 Net investment
  income(d).............    2.90%   2.78%      1.80%   2.02%   3.40%   4.57%   5.50%      5.96%(b)    4.69%   4.08%   4.31%

-------
(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(b) Annualized.
(c) The capital contribution by the Adviser has no effect on total return.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                              NEW YORK PORTFOLIO
                          ---------------------------------------------------------------------------------------------------
                                                                                                               YEAR ENDED
                                              YEAR ENDED JUNE 30,                              SIX MONTHS     DECEMBER 31,
                          ------------------------------------------------------------------      ENDED      ----------------
                            1996      1995      1994      1993      1992     1991     1990    JUNE 30, 1989   1988     1987
                          --------  --------  --------  --------  --------  -------  -------  -------------  -------  -------
Net asset value,
 beginning of period....    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment
  income................      .028      .028      .018      .019      .034     .042     .051        .027        .041     .036
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
LESS DISTRIBUTIONS
 Dividends from net
  investment income.....     (.028)    (.028)    (.018)    (.019)    (.034)   (.042)   (.051)      (.027)      (.041)   (.036)
                          --------  --------  --------  --------  --------  -------  -------     -------     -------  -------
 Net asset value, end of
  period................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00   $ 1.00   $ 1.00      $ 1.00      $ 1.00   $ 1.00
                          ========  ========  ========  ========  ========  =======  =======     =======     =======  =======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............      2.87%     2.84%     1.77%     1.94%     3.47%    4.32%    5.26%       5.61%(c)    4.14%    3.71%
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............  $330,984  $177,254  $162,839  $100,529  $100,476  $71,748  $62,536     $41,910     $41,335  $58,684
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........       .85%      .85%      .84%      .80%      .80%     .80%     .80%        .85%(c)    1.00%     .87%
 Expenses, before
  waivers and
  reimbursements........      1.03%     1.03%     1.08%     1.06%     1.12%    1.15%    1.18%       1.35%(c)    1.33%     .97%
 Net investment
  income(d).............      2.82%     2.81%     1.77%     1.91%     3.35%    4.20%    5.13%       5.45%(c)    4.03%    3.62%

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                               CALIFORNIA PORTFOLIO
                          -------------------------------------------------------------------------------------------------------
                                               YEAR ENDED JUNE 30,                               SIX MONTHS      JUNE 2, 1988(A)
                          --------------------------------------------------------------------      ENDED            THROUGH
                            1996      1995      1994      1993      1992      1991      1990    JUNE 30, 1989   DECEMBER 31, 1988
                          --------  --------  --------  --------  --------  --------  --------  -------------   -----------------
Net asset value,
 beginning of period....    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00            $ 1.00
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..      .029      .027      .018      .020      .032      .043      .050        .029              .030
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....     (.029)    (.027)    (.018)    (.020)    (.032)    (.043)    (.050)      (.029)            (.030)
                          --------  --------  --------  --------  --------  --------  --------    --------          --------
 Net asset value, end of
  period................    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00      $ 1.00            $ 1.00
                          ========  ========  ========  ========  ========  ========  ========    ========          ========
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............      2.91%     2.78%     1.83%     2.05%     3.26%     4.43%     5.17%       6.02%(c)          5.20%(c)
RATIOS/SUPPLEMENTAL DATA
 Net assets, end of
  period (000's
  omitted)..............  $297,862  $236,479  $219,673  $156,200  $121,317  $111,957  $104,097    $242,124          $103,390
 Ratio to average net
  assets of:
 Expenses, net of
  waivers and
  reimbursements........       .93%      .93%      .93%      .93%      .95%     1.00%      .99%        .92%(c)           .89%(c)
 Expenses, before
  waivers and
  reimbursements........       .94%     1.01%     1.02%     1.02%     1.05%     1.10%     1.09%       1.02%(c)          1.10%(c)
 Net investment
  income(d).............      2.86%     2.75%     1.82%     2.01%     3.18%     4.32%     5.03%       5.90%(c)          5.21%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                CONNECTICUT PORTFOLIO
                          ------------------------------------------------------------------------
                                        YEAR ENDED JUNE 30,                     JANUARY 5, 1990(A)
                          ----------------------------------------------------       THROUGH
                           1996     1995     1994     1993     1992     1991      JUNE 30, 1990
                          -------  -------  -------  -------  -------  -------  ------------------
Net asset value,
 beginning of period ...   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          -------  -------  -------  -------  -------  -------       -------
INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income..     .028     .028     .017     .020     .033     .045          .026
                          -------  -------  -------  -------  -------  -------       -------
LESS: DISTRIBUTIONS
 Dividends from net
  investment income.....    (.028)   (.028)   (.017)   (.020)   (.033)   (.045)        (.026)
                          -------  -------  -------  -------  -------  -------       -------
 Net asset value, end of
  period................   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00        $ 1.00
                          =======  =======  =======  =======  =======  =======       =======
TOTAL RETURNS
 Total investment return
  based on net asset
  value(b)..............     2.88%    2.78%    1.71%    2.00%    3.35%    4.57%         5.53%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of
 period (000's omitted).  $95,812  $75,991  $57,314  $56,224  $54,751  $48,482       $27,945
Ratio to net assets of:
 Expenses, net of
  waivers and...........      .80%     .80%     .77%     .70%     .58%     .44%          .19%(c)
 Expenses, before
  waivers and
  reimbursements........     1.15%    1.21%    1.21%    1.16%    1.22%    1.16%         1.10%(c)
 Net investment
  income(d).............     2.84%    2.77%    1.69%    1.97%    3.28%    4.39%         5.39%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                                 NEW JERSEY PORTFOLIO
                                          -------------------------------------
                                            YEAR ENDED
                                             JUNE 30,       FEBRUARY 7, 1994(A)
                                          ----------------        THROUGH
                                           1996     1995       JUNE 30, 1994
                                          -------  -------  -------------------
Net asset value, beginning of period.....  $ 1.00   $ 1.00         $ 1.00
                                          -------  -------        -------
INCOME FROM INVESTMENT OPERATIONS
 Net investment income...................    .028     .029           .008
                                          -------  -------        -------
LESS: DISTRIBUTIONS
 Dividends from net investment income....   (.028)   (.029)         (.008)
                                          -------  -------        -------
 Net asset value, end of period..........  $ 1.00   $ 1.00         $ 1.00
                                          =======  =======        =======
TOTAL RETURNS
 Total investment return based on net as-
  set value(b)...........................    2.89%    2.93%          2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omit-
 ted).................................... $98,098  $74,133        $36,909
Ratio to average net assets of:
 Expenses, net of waivers and reimburse-
  ments..................................     .82%     .74%           .70%(c)
 Expenses, before waivers and reimburse-
  ments..................................    1.19%    1.29%          1.93%(c)
 Net investment income(d)................    2.84%    2.98%          2.07%(c)

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                      VIRGINIA PORTFOLIO       FLORIDA PORTFOLIO
                                  ---------------------------  -----------------
                                                 OCTOBER 25
                                                   1994(A)     JULY 28, 1995(A)
                                   YEAR ENDED      THROUGH          THROUGH
                                  JUNE 30, 1996 JUNE 30, 1995    JUNE 30, 1996
                                  ------------- -------------  -----------------
Net asset value, beginning of
 period.........................      $ 1.00        $ 1.00           $ 1.00

                                     -------       -------          -------
INCOME FROM INVESTMENT OPERA-
 TIONS
Net investment income...........        .029          .023             .030

                                     -------       -------          -------
LESS DISTRIBUTIONS
Dividends from net investment
 income.........................       (.029)        (.023)           (.030)

                                     -------       -------          -------
Net asset value, end of period..      $ 1.00        $ 1.00           $ 1.00

                                     =======       =======          =======
TAX RETURNS
Total investment return based on
 net asset value (b)............        2.97%         3.48%(c)         3.32%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's
 omitted).......................     $89,557       $66,921          $91,179
Ratio to average net assets of:
 Expenses, net of waivers and
  reimbursements................         .78%          .44%(c)          .58%
 Expenses, before waivers and
  reimbursements................        1.15%         1.30%(c)         1.24%
 Net investment income(d).......        2.91%         3.48%(c)         3.12%

-------
(a) Commencement of operations.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and re-demption on the last day of the period.
(c) Annualized.
(d) Net of expenses reimbursed or waived by the Adviser.

                                ---------------

  From time to time the Fund advertises its "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. To calculate the "yield," the amount of dividends paid on a share during a specified seven-day period is assumed to be paid each week over a 52-week period and is shown as a percentage of the investment. To calculate "effective yield," which will be higher than the "yield" because of compounding, the dividends paid are assumed to be reinvested. Dividends for the General Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.74%, equivalent to an ef-fective yield of 2.78%. Absent expense reimbursement, the annualized yield for this period would have been 2.69%, equivalent to an effective yield of 2.73%. Dividends for the New York Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.68%, equiva-lent to an effective yield of 2.72%. Absent expense reimbursement, the annualized yield for this period would have been 2.16%, equivalent to an ef-fective yield of 2.18%. Dividends for the California Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.64%, equivalent to an effective yield of 2.68%. Absent expense reimbursement, the annualized yield for this period would have been 2.56%, equivalent to an effective yield of 2.59%. Dividends for the Connecti-cut Portfolio for the seven days ended June 30, 1996, after expense reimburse-ment, amounted to an annualized yield of 2.67%, equivalent to an effective yield of 2.71%. Absent expense reimbursement, the annualized yield for this period would have been 2.31%, equivalent to an effective yield of 2.34%. Divi-dends for the New Jersey Portfolio for the seven days ended June 30, 1996, af-ter expense reimbursement, amounted to an annualized yield of 2.61%, equiva-lent to an effective yield of 2.64%. Absent expense reimbursement, the annualized yield for this period would have been 2.24%, equivalent to an ef-fective yield of 2.27%. Dividends for the Virginia Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.73%, equivalent to an effective yield of 2.77%. Absent expense reimbursement, the annualized yield for this period would have been 2.49%, equivalent to an effective yield of 2.52%. Dividends for the Florida Portfolio for the seven days ended June 30, 1996, after expense reimbursement, amounted to an annualized yield of 2.92%, equivalent to an effective yield of 2.96%. Absent expense reimbursement, the annualized yield for this period would have been 2.49%, equivalent to an effective yield of 2.52%.

--------------------------------------------------------------------------------

                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVES

  Alliance Municipal Trust (the "Fund") consists of seven distinct Portfolios, the General, New York, California, Connecticut, New Jersey, Virginia and Flor-ida Portfolios (each a "Portfolio"), each of which issues a separate class of shares. The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by investing in high quality municipal securities having remaining maturities of one year (397 days with respect to the New Jersey and Virginia Portfolios) or less, which maturities may extend to 397 days and, ex-cept when a Portfolio assumes a temporary defensive position, at least 80% of each such Portfolio's total assets will be invested in such securities (as op-posed to the taxable investments described below). The Florida Portfolio pur-sues its objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), and, ex-cept when the Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of the Portfolio's total assets will be in-vested in municipal securities (as opposed to the taxable investments described above). While the fundamental policies described above and the "other fundamen-tal investment policies" identified below may not be changed for a Portfolio without the approval of its shareholders, the other investment policies set forth in this prospectus may be changed upon notice but without such approval. Normally, substantially all of each Portfolio's income will be tax-exempt as described below (e.g., for 1995, 100% of the income of each Portfolio was exempt from Federal income taxes; the Florida Portfolio had not yet been established). The average weighted maturity of each Portfolio cannot exceed 90 days. The Fund may in the future establish additional portfolios which may have different invest-ment objectives.

  The General Portfolio seeks maximum current income that is exempt from Fed-eral income taxes by investing principally in a diversified portfolio of high quality municipal securities. Such income may be subject to state or local in-come taxes.

  The New York Portfolio seeks maximum current income that is exempt from Fed-eral, New York state and New York City personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a port-folio of high quality municipal securities issued by New York state or its po-litical subdivisions.

  The California Portfolio seeks maximum current income that is exempt from Federal and California state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of California or its po-litical subdivisions.

  The Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of Connecticut or its po-litical subdivisions.

  The New Jersey Portfolio seeks maximum current income that is exempt from Federal and New Jersey state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the State of New Jersey or its po-litical subdivisions. The New Jersey Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e. New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Secu-rities")]. In addition, during periods when Alliance Capital Management L.P. (the "Adviser") believes that New Jersey municipal securities that meet the New Jersey Portfo-lio's standards are not available, it may invest a portion of its assets in securities whose interest payments are only federally tax-exempt.

  The Virginia Portfolio seeks maximum current income that is exempt from Fed-eral and Virginia state personal income taxes by investing, as a matter of fundamental policy, not less than 65% of its total assets in a portfolio of high quality municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

  The Florida Portfolio seeks maximum current income that is exempt from Fed-eral income tax and State of Florida intangible tax by investing not less than 65% of its total assets in a portfolio of high-qual-ity municipal securities issued by Florida or its political subdivisions.

  Each Portfolio of the Fund may invest without limitation in tax-exempt mu-nicipal securities subject to the alternative minimum tax (the "AMT").

  Under current Federal income tax law, (1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividends paid by a regulated investment company which receives interest from such specified pri-vate activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) inter-est on all tax-exempt obligations will be included in "adjusted current earn-ings" of corporations for AMT purposes. Such bonds have provided, and may con-tinue to provide, somewhat higher yields than other comparable municipal secu-rities. See below, "Daily Dividends, Other Distributions, Taxes."

  There can be no assurance that the Portfolios will achieve their investment objectives. Potential investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risk of the concentration of such Portfolios versus the safety that comes with less concentrated investments and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, includ-ing other states' issues, before making an investment decision. The Adviser believes that by maintaining each Portfolio's investments in liquid, short-term, high quality investments, each Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state. See the Statement of Additional Information for a more detailed discus-sion of the financial condition of New York, California, Connecticut, New Jer-sey, Virginia and Florida.

MUNICIPAL SECURITIES

  The municipal securities in which each Portfolio invests include municipal notes and short-term municipal bonds. Municipal notes are generally used to provide for short-term capital needs and generally have maturities of one year or less. Examples include tax anticipation and revenue anticipation notes, which are generally issued in anticipation of various seasonal revenues, bond anticipation notes, and tax-exempt commercial paper. Short-term municipal bonds may include general obligation bonds, which are secured by the issuer's pledge of its faith, credit and taxing power for payment of principal and in-terest, and revenue bonds, which are generally paid from the revenues of a particular facility or a specific excise or other source.

  A Portfolio may invest in variable rate obligations whose interest rates are adjusted either at predesignated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Such adjustments minimize changes in the market value of the obligation and, ac-cordingly, enhance the ability of the Portfolio to maintain a stable net asset value. Variable rate securities purchased may include participation interests in industrial development bonds backed by letters of credit of Federal Deposit Insurance Corporation member banks having total assets of more than $1 bil-lion. The letters of credit of any single bank in respect of all variable rate obligations will not cover more than 10% of a Portfolio's total assets.

  All of the Fund's municipal securities at the time of purchase are rated within the two highest quality ratings of Moody's Investors Service, Inc. (Aaa and Aa, MIG 1 and MIG 2, or VMIG 1 and VMIG 2) or Standard & Poor's Corpora-tion (AAA and AA or SP-1 and SP-2), or judged by the Adviser to be of compara-ble quality. Securities must also meet credit standards applied by the Advis-er.

  To further enhance the quality and liquidity of the securities in which the Portfolios invest, such securities frequently are supported by credit and li-quidity enhancements, such as letters of credit, from third party financial institutions. The Adviser continuously monitors the credit quality of such third parties; however, changes in the credit quality of such a financial in-stitution could cause a Portfolio's investments backed by that institution to lose value and affect a Portfolio's share price.

  The Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule. A more detailed descrip-tion of Rule 2a-7 is set forth in the Fund's Statement of Additional Informa-tion.

  A Portfolio also may invest in stand-by commitments, which may involve cer-tain expenses and risks, but such commitments are not expected to comprise more than 5% of any Portfolio's net assets. A Portfolio may commit up to 15% of its net assets to the purchase of when-issued securities. The Fund's custo-dian will maintain, in a separate account of the respective Portfolio, liquid high-grade debt securities having value equal to, or greater than, such when-issued securities. The price of when-issued securities, which is generally ex-pressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for such securities takes place at a later time. Normally the settlement date occurs from within ten days to one month after the purchase of the issue. The value of when-issued securities may fluctuate prior to their settlement, thereby creating an unrealized gain or loss to a Portfolio.

TAXABLE INVESTMENTS

  The taxable investments in which the Fund may invest include obligations of the U.S. Government and its agencies, high quality certificates of deposit and bankers' acceptances, prime commercial paper, and repurchase agreements.

OTHER FUNDAMENTAL INVESTMENT POLICIES

  To reduce investment risk, the General Portfolio may not invest more than 25% of its total assets in municipal securities whose issuers are located in the same state, and no Portfolio may invest more than 25% of its total assets in municipal securities the interest upon which is paid from revenues of simi-lar-type projects; a Portfolio may not invest more than 5% of its total assets in the securities of any one issuer except the U.S. Government, although (i) with respect to 25% of its total assets the General Portfolio may invest up to 10% per issuer, and (ii) the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest 50% of their respective total as-sets in as few as four issuers (but no more than 25% of total assets in any one issuer); and a Portfolio may not purchase more than 10% of any class of the voting securities of any one issuer except those of the U.S. Government.

--------------------------------------------------------------------------------
                       PURCHASE AND REDEMPTION OF SHARES
--------------------------------------------------------------------------------

OPENING ACCOUNTS

  Instruct your Account Executive to open an account in the Fund in conjunc-tion with your brokerage account.

SUBSEQUENT INVESTMENTS

 A. BY CHECK THROUGH YOUR BROKERAGE FIRM

  Mail or deliver your check made payable to your brokerage firm to your Ac-count Executive who will deposit it into your brokerage account. Please indi-cate your account number on the check.

 B. BY SWEEP

  Your brokerage firm may offer an automatic "sweep" for the Fund in the opera-tion of brokerage cash accounts for its customers. Contact your Account Execu-tive to determine if a sweep is available and what the sweep parameters are.

REDEMPTIONS

 A. BY CHECKWRITING

  With this service, you may write checks made payable to any payee in any amount of $100 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. You must first fill out the Signature Card, which you can obtain from your Account Executive. There is no additional charge for the checkwriting service. The checkwriting service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented for payment.

 B. BY SWEEP

  If your brokerage firm offers an automatic sweep service, the sweep will au-tomatically transfer from your Fund account sufficient cash to cover any debit balance that may occur in your cash account for any reason.

OPENING AN ACCOUNT DIRECTLY WITH THE FUND; SHAREHOLDER SERVICES

  If you wish to obtain an Application Form to open an account directly with the Fund or if you have any questions about the Form, purchasing shares or other Fund procedures, please telephone the Fund toll-free (800) 221-5672.

  For more information on the purchase and redemption of Fund shares, as well as shareholder services, see the Statement of Additional Information.

--------------------------------------------------------------------------------
                            ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

 SHARE PRICE. Shares of each Portfolio are sold and redeemed on a continuous basis without sales or redemption charges at their net asset value which is ex-pected to be constant at $1.00 per share, although this price is not guaran-teed. The net asset value of each Portfolio's shares is determined each busi-ness day at 12:00 Noon and 4:00 p.m. (New York time). The net asset value per share of a Portfolio is calculated by taking the sum of the value of that Port-folio's investments (amortized cost value is used for this purpose) and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees pay-able to the Adviser, are accrued daily.

 TIMING OF INVESTMENTS AND REDEMPTIONS. The Fund has two transaction times each business day, 12:00 Noon and 4:00 p.m. (New York time). New investments repre-sented by Federal funds or bank wire monies received by State Street Bank at any time during a day prior to 4:00 p.m. are entitled to the full dividend to be paid to shareholders for that day. Shares do not earn dividends on the day a redemption is effected regardless of whether the redemption order is received before or after 12:00 Noon. However, if you wish to have Federal funds wired the same day as your telephone redemption request, make sure that your request will be received by the Fund prior to 12:00 Noon.

 During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such diffi-culty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on page 12 of this prospectus. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably be-lieves to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemp-tions are genuine, including among others, recording such telephone instruc-tions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instruc-tions. Selected dealers or agents may charge a commission for handling tele-phone requests for redemptions.

 Redemption proceeds are normally wired or mailed either the same or the next business day, but in no event later than seven days, unless redemptions have been suspended or postponed due to the determination of an "emergency" by the Securities and Exchange Commission or to certain other unusual conditions.

 If your Fund shares are not maintained through a financial intermediary, pro-ceeds from any subsequent redemption by you of Fund shares that were purchased by check or electronic funds transfer will not be forwarded to you until the Fund is reasonably assured that your check or electronic funds transfer has cleared, up to fifteen days following the purchase date. If the redemption re-quest during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

 MINIMUMS. The Fund has minimums of $1,000 for initial investments, $100 for subsequent investments and a $500 minimum maintenance balance for each account. These minimums do not apply to shareholder accounts maintained through broker-age firms or other financial institutions, as such financial intermediaries may maintain their own minimums. The Fund imposes a service charge upon financial intermediaries to reflect the relatively higher costs of small accounts and small transactions; these intermediaries may in turn pass on such charges to affected accounts. Accounts not maintained through a financial intermediary are notified of low balances and required to increase their balance or be subject to liquidation of their account. See the Statement of Additional Information for further information.

 DAILY DIVIDENDS, OTHER DISTRIBUTIONS, TAXES. All net income of each Portfolio is determined each business day at 4:00 p.m. (New York time) and is paid imme-diately thereafter pro rata to shareholders of that Portfolio of record via au-tomatic investment in additional full and fractional shares of that Portfolio in each shareholder's account. As such additional shares are entitled to divi-dends on following days, a compounding growth of income occurs.

 A Portfolio's net income consists of all accrued interest income on Portfolio assets less the Portfolio's expenses applicable to that dividend period. Real-ized gains and losses of a Portfolio are reflected in its net asset value and are not included in net income.

 Distributions to you out of tax-exempt interest income earned by each Portfo-lio are not subject to Fed-eral income tax (other than the AMT), but, in the case of the General Portfolio, may be subject to state or local income taxes. Any exempt-interest dividends derived from interest on municipal securities subject to the AMT will be a specific preference item for purposes of the Fed-eral individual and corporate AMT. Distributions to residents of New York out of income earned by the New York Portfolio from New York municipal securities are exempt from New York state and New York City personal income taxes. Distri-butions to residents of California out of income earned by the California Port-folio from California municipal securities are exempt from California personal income taxes. Distributions to individuals who are residents of Connecticut out of income earned by the Connecticut Portfolio from Connecticut municipal secu-rities are exempt from Connecticut personal income taxes. Distributions to res-idents of New Jersey out of income earned by the New Jersey Portfolio from New Jersey municipal securities or U.S. Government Securities are exempt from New Jersey state personal income taxes. Distributions from the New Jersey Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders. Distributions to residents of Virginia out of income earned by the Virginia Portfolio from Virginia municipal securities or obligations of the United States or any authority, commission or instrumentality of the United States are exempt from Virginia individual, estate, trust, or corporate income tax. Divi-dends paid by the Florida Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corpora-tions. However, Florida currently imposes an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Gov-ernment securities and Florida municipal securities are exempt from this in-tangible tax. It is anticipated that the Florida Portfolio shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Florida Portfolio must, among other things, have its entire portfolio invested in U.S. Government securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Florida Portfolio to corpo-rate shareholders will be subject to Florida corporate income tax. Distribu-tions out of taxable interest income, other investment income, and short-term capital gains are taxable to you as ordinary income and distributions of long-term capital gains, if any, are taxable as long-term capital gains irrespec-tive of the length of time you may have held your shares. Distributions of short and long-term capital gains, if any, are normally made near year-end. Each year shortly after December 31, the Fund will send you tax information stating the amount and type of all its distributions for the year just ended.

 THE ADVISER. The Fund retains Alliance Capital Management L.P., 1345 Avenue of the Americas, New York, NY 10105 under an Advisory Agreement to provide in-vestment advice and, in general, to supervise the Fund's management and in-vestment program, subject to the general control of the Trustees of the Fund. For the fiscal year ended June 30, 1996, the General, New York, California, Connecticut, New Jersey and Virginia Portfolios each paid the Adviser an Advi-sory fee at an annual rate of .50 of 1%, .42 of 1%, .50 of 1%, .25 of 1%, .23 of 1% and .22 of 1%, respectively, of the average daily value of the net as-sets of each Portfolio.

 Under a Distribution Services Agreement (the "Agreement"), the Fund pays the Adviser at a maximum annual rate of .25 of 1% of the Fund's aggregate average daily net assets. For the fiscal year ended June 30, 1996, the General, New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios each paid the Adviser a distribution fee at an annual rate of .25 of 1%, .15 of 1%, .24 of 1%, .15 of 1%, .15 of 1%, .15 of 1% and .15 of 1%, respectively, of the average daily value of the net assets of each Portfolio. Substantially all such monies (together with significant amounts from the Adviser's own re-sources) are paid by the Adviser to broker-dealers and other financial inter-mediaries for their distribution assistance and to banks and other depository institutions for administrative and accounting services provided to the Fund, with any remaining amounts being used to partially defray other expenses in-curred by the Adviser in distributing Fund shares. The Fund believes that the administrative services provided by depository institutions are permissible activities under present banking laws and regulations and will take appropri-ate actions (which should not adversely affect the Fund or its shareholders) in the future to maintain such legal conformity should any changes in, or in-terpretations of, such laws or regulations occur.

 The Adviser will reimburse the Fund to the extent that the combined net ex-penses of the Fund's Portfolios (including the Adviser's fee and expenses in-curred under the Agreement) exceed 1% of its average daily net assets for any fiscal year.

 CUSTODIAN, TRANSFER AGENT AND DISTRIBUTOR. State Street Bank and Trust Compa-ny, P.O. Box 1912, Boston, MA 02105, is the Fund's Custodian. Alliance Fund Services, Inc., P.O. Box 1520, Secaucus NJ 07096-1520 and Alliance Fund Dis-tributors, Inc., 1345 Avenue of the Americas, New York, NY 10105, are the Fund's Transfer Agent and Distributor, respectively. The transfer agent charges a fee for its services.

 FUND ORGANIZATION. The Fund is an open-end management investment company reg-istered under the Act. The Fund was reorganized as a Massachusetts business trust in April 1985, having previously been a Maryland corporation since for-mation in January 1983. The Fund's activities are supervised by its Trustees. Normally, shares of each Portfolio are entitled to one vote, and vote as a single series on matters that affect the Portfolios in substantially the same manner. Massachusetts law does not require annual meetings of shareholders and it is anticipated that shareholder meetings will be held only when required by Federal law. Shareholders have available certain procedures for the removal of Trustees.

This is filed pursuant to Rule 497(c).
File Nos. 002-79807 and 811-03586.

(Logo) (R)                             ALLIANCE MUNICIPAL TRUST

P.O. Box 1520, Secaucus, New Jersey  07096-1520
Toll Free (800) 221-5672


               STATEMENT OF ADDITIONAL INFORMATION
                        November 1, 1996



                        TABLE OF CONTENTS
                                                             Page
Investment Objectives and Policies . . . . . . .                2

Investment Restrictions  . . . . . . . . . . . .               54

Management . . . . . . . . . . . . . . . . . . .               57

Purchase and Redemption of Shares  . . . . . . .               70

Additional Information . . . . . . . . . . . . .               73

Daily Dividends-Determination of Net Asset Value               76

Taxes  . . . . . . . . . . . . . . . . . . . . .               78

General Information  . . . . . . . . . . . . . .               80

Appendix A-Description of Municipal Securities .               88

Appendix B-Description of Securities Ratings . .               90

Financial Statements and Independent Auditors Report

    This Statement of Additional Information is not a prospectus but supplements and should be read in conjunction with the Fund's current Prospectus dated November 1, 1996. A copy of the Prospectus may be obtained by contacting the Fund at the address or telephone number shown above.

(R) This registered service mark used under license from the owner, Alliance Capital Management L.P.

               INVESTMENT OBJECTIVES AND POLICIES


         Alliance Municipal Trust (the "Fund") is an open-end management investment company. The Fund consists of seven distinct Portfolios, the General Portfolio, the New York Portfolio, the California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Virginia Portfolio and the Florida Portfolio (each a "Portfolio"), each of which is, in effect, a separate fund issuing a separate class of shares. The investment objectives of each Portfolio are safety of principal, liquidity and, to the extent consistent with these objectives, maximum current income that is exempt from income taxation to the extent described below. As a matter of fundamental policy, each Portfolio, except the Florida Portfolio, pursues its objectives by investing in high-quality municipal securities having remaining maturities of one year (397 days with respect to the New Jersey and Virginia Portfolios), or less, which maturities may extend to 397 days and, except when a Portfolio assumes a temporary defensive position, at least 80% of each such Portfolio's total assets will be so invested. The Florida Portfolio pursues its objectives by investing in high quality municipal securities having remaining maturities of 397 days or less (which maturities may extend to such greater length of time as may be permitted from time to time pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "Act"), and, except when the Portfolio assumes a temporary defensive position, as a matter of fundamental policy, at least 80% of the Portfolio's total assets will be invested in municipal securities. While no Portfolio may change the "fundamental" policies described above or the other fundamental investment policies described in a separate section below under "Investment Restrictions" without shareholder approval, the other investment policies set forth in this Statement of Additional Information may be changed by a Portfolio upon notice but without such approval. Normally, substantially all of each Portfolio's assets will generate tax-exempt income as described below; for example, in 1995, 100% of the income of each Portfolio (the Florida Portfolio had not yet been established) was exempt from Federal income taxes. The Fund may in the future establish additional portfolios which may have different investment objectives. There can be no assurance, as is true with all investment companies, that any Portfolio will achieve its investment objectives.

         General Portfolio. To the extent consistent with its other investment objectives, the General Portfolio seeks maximum current income that is exempt from Federal income taxes by investing principally in a diversified portfolio of high-quality municipal securities. Such income may be subject to state or local income taxes.

         New York Portfolio. To the extent consistent with its other investment objectives, the New York Portfolio seeks maximum current income that is exempt from Federal, New York State and New York City personal income taxes by investing principally in a non-diversified portfolio of high-quality municipal securities issued by New York State or its political subdivisions. Except when the New York Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the New York Portfolio are offered only to New York State residents.

         California Portfolio. To the extent consistent with its other investment objectives, the California Portfolio seeks maximum current income that is exempt from both Federal income taxes and California personal income tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of California or its political subdivisions. Except when the California Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the California Portfolio are available only to California residents.

         Connecticut Portfolio. To the extent consistent with its other investment objectives, the Connecticut Portfolio seeks maximum current income that is exempt from Federal and Connecticut personal income taxes investing principally in a non-diversified portfolio of high-quality municipal securities issued by Connecticut or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the Connecticut Portfolio are offered only to Connecticut residents.

         New Jersey Portfolio. To the extent consistent with its other investment objectives, the Portfolio seeks maximum current income that is exempt from Federal and New Jersey State personal income taxes by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of New Jersey or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. The Portfolio will invest not less than 80% of its net assets in securities the interest on which is exempt from New Jersey personal income taxes [i.e. New Jersey municipal securities and obligations of the U.S. Government, its agencies and instrumentalities ("U.S. Government Securities")]. In addition, during periods when Alliance Capital Management L.P., the Fund's Adviser, (the "Adviser") believes that New Jersey municipal securities that meet the Portfolio's standards are not available, the Portfolio may invest a portion of its assets in securities whose interest payments are only federally tax-exempt. Shares of the Portfolio are offered only to New Jersey residents.

         Virginia Portfolio. To the extent consistent with its other investment objectives, the Virginia Portfolio seeks maximum current income that is exempt from both Federal income taxes and Virginia personal income tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of Virginia or its political subdivisions. Except when the Virginia Portfolio assumes a temporary defensive position, at least 65% of its total assets will, as a matter of fundamental policy, be so invested. Shares of the Virginia Portfolio are available only to Virginia residents.

         Florida Portfolio. To the extent consistent with its other investment objectives, the Florida Portfolio seeks maximum current income that is exempt from both Federal income taxes and State of Florida intangible tax by investing principally in a non-diversified portfolio of high-quality municipal securities issued by the State of Florida or its political subdivisions. Except when the Portfolio assumes a temporary defensive position, at least 65% of its total assets will be so invested. Shares of the Portfolio are available only to Florida residents.

         New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios. Apart from the risks associated with investment in any money market fund seeking tax-exempt income, such as default by municipal issuers and fluctuation in short-term interest rates, investors in the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios should consider the greater risks of each Portfolio's concentration versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of New York, California, Connecticut, New Jersey, Virginia and Florida issues, respectively, with those of more diversified portfolios, including other states' issues, before making an investment decision. Each of such Portfolios is a non-diversified investment company and, accordingly, the permitted concentration of investments may present greater risks than in the case of a diversified company. (See below "Special Risk Factors of Concentration in a Single State.")

         To the extent suitable New York, California,
Connecticut, New Jersey, Virginia and Florida municipal securities, as applicable, are not available for investment by the respective Portfolio, the respective Portfolio may purchase municipal securities issued by other states and political subdivisions. The dividends designated as derived from interest income on such municipal securities generally will be exempt from Federal income taxes but, with respect to: (i) non-New York municipal securities owned by the New York Portfolio, will be subject to New York State and New York City personal income taxes; (ii) non-California municipal securities owned by the California Portfolio, will be subject to California personal income taxes; (iii) non-Connecticut municipal securities owned by the Connecticut Portfolio, will be subject to Connecticut personal income taxes; (iv) non-New Jersey municipal securities owned by the Portfolio, will be subject to New Jersey personal income taxes; (v) non-Virginia municipal securities owned by the Virginia Portfolio, will be subject to Virginia personal income taxes and (vi) non-Florida municipal securities owned by the Florida Portfolio, will be subject to Florida personal income taxes.

Municipal Securities

         The term "municipal securities," as used in the Prospectus and this Statement of Additional Information, means obligations issued by or on behalf of states, territories, and possessions of the United States or their political subdivisions, agencies and instrumentalities, the interest from which is exempt (subject to the alternative minimum tax) from Federal income taxes. The municipal securities in which the Fund invests are limited to those obligations which at the time of purchase:

         1. are backed by the full faith and credit of the United States; or

         2. are municipal notes rated MIG-1/VMIG-1 or MIG-2/VMIG-2 by Moody's Investors Service, Inc. ("Moody's") or SP-1 or SP-2 by Standard and Poor's Corporation ("S&P"), or, if not rated, are of equivalent investment quality as determined by Alliance Capital Management L.P., the Fund's investment adviser (the "Adviser") and ultimately reviewed by the Trustees; or

         3. are municipal bonds rated Aa or higher by Moody's, AA or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Trustees; or

         4. are other types of municipal securities, provided that such obligations are rated Prime-1 by Moody's, A-1 or higher by S&P or, if not rated, are of equivalent investment quality as determined by the Adviser and ultimately reviewed by the Trustees. (See Appendix A for a description of municipal securities and Appendix B for a description of these ratings.)

Rule 2a-7 under the Act

         Each Portfolio of the Fund will comply with Rule 2a-7 under the Investment Company Act of 1940 (the "Act"), as amended from time to time, including the diversification, quality and maturity limitations imposed by the Rule.

         Currently, pursuant to Rule 2a-7, each Portfolio of the Fund may invest only in U.S. dollar-denominated "eligible securities" (as that term is defined in the Rule) that have been determined by the Adviser to present minimal credit risks pursuant to procedures approved by the Trustees. Generally, an eligible security is a security that (i) has a remaining maturity of 397 days or less and (ii) is rated, or is issued by an issuer with short-term debt outstanding that is rated, in one of the two highest rating categories by two nationally recognized statistical rating organizations ("NRSROs") or, if only one NRSRO has issued a rating, by that NRSRO. A security that originally had a maturity of greater than 397 days is an eligible security if the issuer has outstanding short-term debt that would be an eligible security. Unrated securities may also be eligible securities if the Adviser determines that they are of comparable quality to a rated eligible security pursuant to guidelines approved by the Trustees. A description of the ratings of some NRSROs appears in Appendix B attached hereto.

         No Portfolio will invest 25% or more of its total assets in the securities of non-governmental issuers conducting their principal business activities in any one industry.

Alternative Minimum Tax

         Each Portfolio of the Fund may invest without limitation in tax-exempt municipal securities subject to the alternative minimum tax (the "AMT"). Under current Federal income tax law,
(1) interest on tax-exempt municipal securities issued after August 7, 1986 which are "specified private activity bonds," and the proportionate share of any exempt-interest dividend paid by a regulated investment company which receives interest from such specified private activity bonds, will be treated as an item of tax preference for purposes of the AMT imposed on individuals and corporations, though for regular Federal income tax purposes such interest will remain fully tax-exempt, and (2) interest on all tax-exempt obligations will be included in "adjusted current earnings" of corporations for AMT purposes. Such private activity bonds ("AMT-Subject Bonds") have provided, and may continue to provide, somewhat higher yields than other comparable municipal securities.

         Investors should consider that, in most instances, no state, municipality or other governmental unit with taxing power will be obligated with respect to AMT-Subject Bonds. AMT-Subject Bonds are in most cases revenue bonds and do not generally have the pledge of the credit or the taxing power, if any, of the issuer of such bonds. AMT-Subject Bonds are generally limited obligations of the issuer supported by payments from private business entities and not by the full faith and credit of a state or any governmental subdivision. Typically the obligation of the issuer of an AMT-Subject Bond is to make payments to bond holders only out of and to the extent of, payments made by the private business entity for whose benefit the AMT-Subject Bonds were issued. Payment of the principal and interest on such revenue bonds depends solely on the ability of the user of the facilities financed by the bonds to meet its financial obligations and the pledge, if any, of real and personal property so financed as security for such payment. It is not possible to provide specific detail on each of these obligations in which Fund assets may be invested.

Taxable Securities

         Although each Portfolio of the Fund is, and expects to be, largely invested in municipal securities, each Portfolio may elect to invest up to 20% of its total assets in taxable money market securities when such action is deemed to be in the best interests of shareholders. Such taxable money market securities also are limited to remaining maturities of 397 days or less at the time of a Portfolio's investment, and such Portfolio's municipal and taxable securities are maintained at a dollar-weighted average of 90 days or less. Taxable money market securities purchased by a Portfolio are limited to those described below:

         1. marketable obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities; or

         2. certificates of deposit, bankers' acceptances and interest-bearing savings deposits of banks having total assets of more than $1 billion and which are members of the Federal Deposit
Insurance Corporation; or

         3. commercial paper of prime quality rated A-1 or higher by S&P or Prime-1 by Moody's or, if not rated, issued by companies which have an outstanding debt issue rated AA or higher by S&P, or Aa or higher by Moody's. (See Appendix B for a description of these ratings.)

Repurchase Agreements

         Each Portfolio may also enter into repurchase agreements pertaining to the types of securities in which it may invest. A repurchase agreement arises when a buyer purchases a security and simultaneously agrees to resell it to the vendor at an agreed-upon future date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market rate which is effective for the period of time the buyer's money is invested in the security and which is not related to the coupon rate on the purchased security. Each Portfolio requires continuous maintenance of collateral in an amount equal to, or in excess of, the market value of the securities which are the subject of the agreement. In the event that a vendor defaulted on its repurchase obligation, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the collateral were less than the repurchase price. If the vendor became bankrupt, the Portfolio might be delayed in selling the collateral. Repurchase agreements may be entered into with member banks of the Federal Reserve System (including the Fund's Custodian) or "primary dealers" (as designated by the Federal Reserve Bank of New York) in U.S. Government securities. It is each Portfolio's current practice to enter into repurchase agreements only with such primary dealers and its Custodian, and the Fund has adopted procedures for monitoring the creditworthiness of such organizations. Pursuant to Rule 2a-7, a repurchase agreement is deemed to be an acquisition of the underlying securities provided that the obligation of the seller to repurchase the securities from the money market fund is collateralized fully (as defined in such Rule). Accordingly, the vendor of a fully collateralized repurchase agreement is deemed to be the issuer of the underlying securities.

Reverse Repurchase Agreements

         Each Portfolio may enter into reverse repurchase agreements, which involve the sale of securities held by such Portfolio with an agreement to repurchase the securities at an agreed upon price, date and interest payment, although no Portfolio has entered into, nor has any plans to enter into, such agreements.

Variable Rate Obligations

         The interest rate payable on certain municipal securities in which a Portfolio may invest, called "variable rate" obligations, is not fixed and may fluctuate based upon changes in market rates. The interest rate payable on a variable rate municipal security is adjusted either at pre-designated periodic intervals or whenever there is a change in the market rate to which the security's interest rate is tied. Other features may include the right of a Portfolio to demand prepayment of the principal amount of the obligation prior to its stated maturity and the right of the issuer to prepay the principal amount prior to maturity. The main benefit of a variable rate municipal security is that the interest rate adjustment minimizes changes in the market value of the obligation. As a result, the purchase of variable rate municipal securities enhances the ability of a Portfolio to maintain a stable net asset value per share and to sell an obligation prior to maturity at a price approximating the full principal amount. The payment of principal and interest by issuers of certain municipal securities purchased by a Portfolio may be guaranteed by letters of credit or other credit facilities offered by banks or other financial institutions. Such guarantees will be considered in determining whether a municipal security meets a Portfolio's investment quality requirements.

         Variable rate obligations purchased by a Portfolio may include participation interests in variable rate industrial development bonds that are backed by irrevocable letters of credit or guarantees of banks that meet the criteria for banks described above in "Taxable Securities." Purchase of a participation interest gives a Portfolio an undivided interest in certain such bonds. A Portfolio can exercise the right, on not more than 30 days' notice, to sell such an instrument back to the bank from which it purchased the instrument and draw on the letter of credit for all or any part of the principal amount of such Portfolio's participation interest in the instrument, plus accrued interest, but will do so only (i) as required to provide liquidity to such Portfolio, (ii) to maintain a high quality investment portfolio, or (iii) upon a default under the terms of the demand instrument. Banks retain portions of the interest paid on such variable rate industrial development bonds as their fees for servicing such instruments and the issuance of related letters of credit and repurchase commitments. No single bank will issue its letters of credit with respect to variable rate obligations or participation interests therein covering more than 10% of the total assets of a Portfolio. A Portfolio will not purchase participation interests in variable rate industrial development bonds unless it receives an opinion of counsel or a ruling of the Internal Revenue Service that interest earned by such Portfolio from the bonds in which it holds participation interests is exempt from Federal income taxes. The Adviser will monitor the pricing, quality and liquidity of variable rate demand obligations and participation interests therein held by such Portfolio on the basis of published financial agency reports and other research services to which the Adviser may subscribe.

Standby Commitments

         A Portfolio may purchase municipal securities together with the right to resell them to the seller at an agreed-upon price or yield within specified periods prior to their maturity dates. Such a right to resell is commonly known as a "standby commitment," and the aggregate price which such Portfolio pays for securities with a standby commitment may be higher than the price which otherwise would be paid. The primary purpose of this practice is to permit a Portfolio to be as fully invested as practicable in municipal securities while preserving the necessary flexibility and liquidity to meet unanticipated redemptions. In this regard, a Portfolio acquires standby commitments solely to facilitate portfolio liquidity and does not exercise its rights thereunder for trading purposes. Since the value of a standby commitment is dependent on the ability of the standby commitment writer to meet its obligation to repurchase, each Portfolio's policy is to enter into standby commitment transactions only with municipal securities dealers which are determined to present minimal credit risks.

         The acquisition of a standby commitment does not affect the valuation or maturity of the underlying municipal securities which continue to be valued in accordance with the amortized cost method. Standby commitments acquired by a Portfolio are valued at zero in determining net asset value. Where a Portfolio pays directly or indirectly for a standby commitment, its cost is reflected as unrealized depreciation for the period during which the commitment is held. Standby commitments do not affect the average weighted maturity of a Portfolio's portfolio of securities.

When-Issued Securities

         Municipal securities are frequently offered on a "when-issued" basis. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month after the purchase of municipal bonds and notes. During the period between purchase and settlement, no payment is made by a Portfolio to the issuer and, thus, no interest accrues to such Portfolio from the transaction. When-issued securities may be sold prior to the settlement date, but a Portfolio makes when-issued commitments only with the intention of actually acquiring the securities. To facilitate such acquisitions, the Fund's Custodian will maintain, in a separate account of each Portfolio, cash, U.S. Government or other liquid high-grade debt securities, having value equal to, or greater than, such commitments. Similarly, a separate account will be maintained to meet obligations in respect of reverse repurchase agreements. On delivery dates for such transactions, a Portfolio will meet its obligations from maturities or sales of the securities held in the separate account and/or from the available cash flow. If a Portfolio, however, chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it can incur a gain or loss. At the time a Portfolio makes the commitment to purchase a municipal security on a when-issued basis, it records the transaction and reflects the value of the security in determining its net asset value. No when-issued commitments will be made if, as a result, more than 15% of a Portfolio's net assets would be so committed.

General

         Yields on municipal securities are dependent on a variety of factors, including the general condition of the money market and of the municipal bond and municipal note market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Municipal securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities. (An increase in interest rates will generally reduce the market value of portfolio investments, and a decline in interest rates will generally increase the value of portfolio investments. There can be no assurance, as is true with all investment companies, that a Portfolio's objectives will be achieved. The achievement of a Portfolio's investment objectives is dependent in part on the continuing ability of the issuers of municipal securities in which a Portfolio invests to meet their obligations for the payment of principal and interest when due. Municipal securities historically have not been subject to registration with the Securities and Exchange Commission, although there have been proposals which would require registration in the future. Each Portfolio generally will hold securities to maturity rather than follow a practice of trading. However, a Portfolio may seek to improve portfolio income by selling certain portfolio securities prior to maturity in order to take advantage of yield disparities that occur in securities markets.)

         Obligations of issuers of municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Bankruptcy Code. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the ability of any issuer to pay, when due, the principal of, and interest on, its municipal securities may be materially affected.

         Except as otherwise provided above, each Portfolio's investment objectives and policies are not designated "fundamental policies" within the meaning of the Act and may, therefore, be changed without a shareholder vote. However, the Portfolio will not change its investment policies without contemporaneous written notice to shareholders.

         Effective November 1, 1991, the Fund's former name of
Alliance Tax-Exempt Reserves was changed to Alliance Municipal
Trust.

Special Risk Factors of Concentration in a Single State

         The primary purpose of investing in a portfolio of a single state's municipal securities is the special tax treatment accorded that state's resident individual investors. However, payment of interest and preservation of principal is dependent upon the continuing ability of the state's issuers and/or obligors of its state, municipal and public authority debt obligations to meet their obligations thereunder. Investors should consider the greater risk of the concentration of the New York, California, Connecticut, New Jersey, Virginia or Florida Portfolio (individually, a "State Portfolio") versus the safety that comes with a less concentrated investment portfolio and should compare yields available on portfolios of the relevant state's issues with those of more diversified portfolios, including other states' issues, before making an investment decision. The Adviser believes that by maintaining each State Portfolio's investment portfolio in liquid, short-term, high-quality investments, including the participation interests and other variable rate obligations that have credit support such as letters of credit from major financial institutions, the State Portfolio is largely insulated from the credit risks that exist on long-term municipal securities of the relevant state.

         The following summaries are included for the purpose of providing a general description of credit and financial conditions of New York, California, Connecticut, New Jersey, Virginia and Florida and are based on information from official statements (described more fully below) made available in connection with the issuance of certain securities in such states. The summaries are not intended to provide a complete description of such states. While the Fund has not undertaken to independently verify such information, it has no reason to believe that such information is not correct in all material aspects. These summaries do not provide specific information regarding all securities in which the Fund is permitted to invest and in particular do not provide specific information on the private business entities whose obligations support the payments on AMT-Subject Bonds.

NEW YORK PORTFOLIO

         The following is based on information obtained from an Official Statement, dated July 26, 1996, relating to $75,630,000 Accelerated Capacity and Transportation Improvements of the Nineties Bonds and Rebuild New York Through Transportation Infrastructure Renewal Bonds.

New York Local Government Assistance Corporation

         In 1990, as part of a New York State (the "State") fiscal reform program, legislation was enacted creating the New York Local Government Assistance Corporation (the "LGAC"), a public benefit corporation empowered to issue long-term obligations to fund certain payments to local governments traditionally funded through the State's annual seasonal borrowing. The legislation authorized LGAC to issue its bonds and notes in an amount not in excess of $4.7 billion (exclusive of certain refunding bonds) plus certain other amounts. Over a period of years, the issuance of these long-term obligations, which are to be amortized over no more than 30 years, was expected to eliminate the need for continued short-term seasonal borrowing. The legislation also dedicated revenues equal to one-quarter of the four cent State sales and use tax to pay debt service on these bonds. The legislation imposed a cap on the annual seasonal borrowing of the State at $4.7 billion, less net proceeds of bonds issued by LGAC and bonds issued to provide for capitalized interest, except in cases where the Governor and the legislative leaders have certified the need for additional borrowing and provided a schedule for reducing it to the cap. If borrowing above the cap is thus permitted in any fiscal year, it is required by law to be reduced to the cap by the fourth fiscal year after the limit was first exceeded. This provision capping the seasonal borrowing was included as a covenant with LGAC's bondholders in the resolution authorizing such bonds.

         As of June 1995, LGAC had issued bonds and notes to provide net proceeds of $4.7 billion completing the program. The impact of LGAC's borrowing is that the State is able to meet its cash flow needs throughout the fiscal year without relying on short-term seasonal borrowings. The 1996-97 State Financial Plan includes no seasonal borrowing. This reflects the success of the LGAC program in permitting the State to accelerate local aid payments from the first quarter of the current fiscal year to the fourth quarter of the previous fiscal year.

Recent Developments

         The national economy has resumed a more robust rate of growth after a "soft landing" in 1995, with over 11 million jobs added nationally since early 1992. The State economy has continued to expand, but growth remains somewhat slower than in the nation. Although the State has added approximately 240,000 jobs since late 1992, employment growth in the State has been hindered during recent years by significant cutbacks in the computer and instrument manufacturing, utility, defense, and banking industries. Government downsizing has also moderated these job gains.

         The New York State Division of the Budget (the "DOB") forecasts that national economic growth will be quite strong in the first half of calendar 1996, but will moderate considerably as the year progresses. The overall growth rate of the national economy during calendar year 1996 is expected to be just slightly below the "consensus" of a widely followed survey of national economic forecasters. Growth in real Gross Domestic Product during 1996 is projected to be moderate at 2.1 percent, with anticipated declines in federal spending and net exports more than offset by increases in consumption and investment. Inflation, as measured by the Consumer Price Index, is projected to be contained at about 3 percent due to moderate wage growth and foreign competition. Personal income and wages are projected to increase by about 5 percent.

         The forecast of the State's economy shows modest expansion during the first half of calendar 1996, but some slowdown is projected during the second half of the year. Although industries that export goods and services are expected to continue to do well, growth is expected to be slowed by government cutbacks at all levels and by tight fiscal constraints on health and social services. On an average annual basis, employment growth in the State is expected to be up slightly from the 1995 rate. Personal income is expected to record moderate gains in 1996. Bonus payments in the securities industry are expected to increase further from last year's record level.

         The forecast for continued slow growth, and any resultant impact on the State's 1996-97 Financial Plan, contains some uncertainties. Stronger-than-expected gains in employment could lead to a significant improvement in consumption spending. Investments could also remain robust. Conversely, the prospect of a continuing deadlock on federal budget deficit reduction or fears of excessively rapid economic growth could create upward pressures on interest rates. In addition, the State economic forecast could over- or underestimate the level of future bonus payments or inflation growth, resulting in forecasted average wage growth that could differ significantly from actual growth. Similarly, the State forecast could fail to correctly account for expected declines in government and banking employment and the direction of employment change that is likely to accompany telecommunications deregulation.

1996-97 Fiscal Year

         The State's current fiscal year commenced on April 1, 1996, and ends on March 31, 1997, and is referred to herein as the State's 1996-97 fiscal year. The State's budget for the 1996-97 fiscal year was enacted by the Legislature and signed into law by the Governor. The 1996-97 State Financial Plan will be updated in October and January.

         After adjustments for comparability between fiscal years, the adopted 1996-97 budget projects a year-over-year increase in General Fund disbursements of 0.2 percent. Adjusted State Funds (excluding federal grants) disbursements are projected to increase by 1.6 percent from the prior fiscal year. All Governmental Funds projected disbursements increase by 4.1 percent over the prior fiscal year, after adjustments for comparability.

         The 1996-97 State Financial Plan is projected to be balanced on a cash basis. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). The balance represents funding increases to a variety of other programs, including community projects and increased assistance to fiscally distressed cities. Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher-than-projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources. The total amount of non-recurring resources included in the 1996-97 State budget is projected by DOB to be $1.3 billion, or 3.9 percent of total General Fund receipts.

         The economic and financial condition of the State may be affected by various financial, social, economic and political factors. Those factors can be very complex, may vary from fiscal year to fiscal year, and are frequently the result of actions taken not only by the State and its agencies and instrumentalities, but also by entities, such as the federal government, that are not under the control of the State. In addition, the State Financial Plan is based upon forecasts of national and State economies. DOB believes that its projections of receipts and disbursements relating to the current State Financial Plan, and the assumptions on which they are based, are reasonable. Actual results, however, could differ materially and adversely from the projections set forth herein. There are also risks and uncertainties concerning the future-year impact of actions taken in the 1996-97 budget.

1995-96 Fiscal Year

         The State ended its 1995-96 fiscal year on March 31, 1996 with a General Fund cash surplus. DOB reported that revenues exceeded projections by $270 million, while spending for social service programs was lower than forecast by $120 million and all other spending was lower by $55 million. From the resulting benefit of $445 million, a $65 million voluntary deposit was made into the Tax Stabilization Reserve Fund (the "TSRF"), and $380 million was used to reduce 1996-97 Financial Plan liabilities by accelerating 1996-97 payments, deferring 1995-96 revenues, and making a deposit to the tax refund reserve account.

         The General Fund closing fund balance was $287 million, an increase of $129 million from 1994-95 levels. The $120 million change in fund balance is attributable to the $65 million voluntary deposit to the TSRF, a $15 million required deposit to the TSRF, a $40 million deposit to the Contingency Reserve Fund (the "CRF"), and a $9 million deposit to the Revenue Accumulation Fund. The closing fund balance includes $237 million on deposit in the TSRF, to be used in the event of any future General Fund deficit as provided under the State Constitution and State Finance Law. In addition, $41 million is on deposit in the CRF. The CRF was established in State fiscal year 1993-94 to assist the State in financing the costs of extraordinary litigation.
The remaining $9 million reflects amounts on deposit in the Revenue Accumulation Fund. This fund was created to hold certain tax receipts temporarily before the deposit to other accounts.
In addition, $678 million was on deposit in the tax refund reserve account, of which $521 million was necessary to complete the restructuring of the State's cash flow under the LGAC program.

         General Fund receipts totaled $32.81 billion, a decrease of 1.1 percent from 1994-95 levels. This decrease reflects the impact of tax reductions enacted and effective in both 1994 and 1995. General Fund disbursements totaled $32.68 billion for the 1995-96 fiscal year, a decrease of 2.2 percent from 1994-95 levels. Mid-year spending reductions, taken as part of a management review undertaken in October at the direction of the Governor, yielded savings from Medicaid utilization controls, office space consolidation, overtime and contractual expense reductions, and statewide productivity improvements achieved by State agencies. Together with decreased social services spending, this management review accounts for the bulk of the decline in spending.

1994-95 Fiscal Year

         The State ended its 1994-95 fiscal year with the General Fund in balance. The $241 million decline in the fund balance reflects the planned use of $264 million from the CRF, partially offset by the required deposit of $23 million to the TSRF. In addition, $278 million was on deposit in the tax refund reserve account, $250 million of which was deposited to continue the process of restructuring the State's cash flow as part of the LGAC program. The closing fund balance of $158 million reflects $157 million in the TSRF and $1 million in the CRF.

         General Fund receipts totaled $33.16 billion, an increase of 2.9 percent from 1993-94 levels. General Fund disbursements totaled $33.40 billion for the 1994-95 fiscal year, an increase of 4.7 percent for the previous fiscal year. The increase in disbursements was primarily the result of one-time litigation costs for the State, funded by the use of the CRF, offset by $188 million in spending reductions initiated in January 1995 to avert a potential gap in the 1994-95 State Financial Plan. These actions included savings from a hiring freeze, halting the development of certain services, and the suspension of non-essential capital projects.

1993-94 Fiscal Year

         The State ended its 1993-94 fiscal year with a General Fund cash surplus, primarily the result of an improving national economy, State employment growth, tax collections that exceeded earlier projections and disbursements that were below expectations. A deposit of $268 million was made to the CRF, with a withdrawal during the year of $3 million, and a deposit of $67 million was made to the TSRF. These three transactions resulted in the change in fund balance of $332 million. In addition, a deposit of $1.14 billion was made to the tax refund reserve account, of which $1.03 billion was available for budgetary purposes in the 1994-95 fiscal year. The remaining $114 million was redeposited in the tax refund reserve account at the end of the State's 1994-95 fiscal year to continue the process of restructuring the State's cash flow as part of the LGAC program. The General Fund closing balance was $399 million, of which $265 million was on deposit in the CRF and $134 million in the TSRF. The CRF was initially funded with a transfer of $100 million attributable to a positive margin recorded in the 1992-93 fiscal year.

         General Fund receipts totaled $32.23 billion, an increase of 2.6 percent from 1992-93 levels. General Fund disbursements totaled $31.90 billion for the 1993-94 fiscal year,
3.5 percent higher than the previous fiscal year. Receipts were higher in part due to improved tax collections from renewed State economic growth, although the State continued to lag behind the national economic recovery. Disbursements were higher due in part to increased local assistance costs for school aid and social services, accelerated payment of certain Medicaid expenses, and the cost of an additional payroll for State employees.

State Financial Practices: GAAP Basis

         Historically, the State has accounted for, reported and budgeted its operations on a cash basis. The State currently formulates a financial plan which includes all funds required by generally accepted accounting principles ("GAAP"). The State, as required by law, continues to prepare its financial plan and financial reports on the cash basis of accounting as well.

         The State completed its 1995-96 fiscal year with a combined Governmental Funds operating surplus of $432 million, which included an operating surplus in the General Fund of $380 million, in the Capital Projects Funds of $276 million and in the Debt Service Funds of $185 million. There was an operating deficit of $409 million in the Special Revenue Funds. The State's Combined Balance Sheet as of March 31, 1996 showed an accumulated deficit in its combined Governmental Funds of $1.23 billion, reflecting liabilities of $14.59 billion and assets of $13.35 billion. This accumulated Governmental Funds deficit includes a $2.93 billion accumulated deficit in the General Fund and an accumulated deficit of $712 million in the Capital Projects Fund type as partially offset by accumulated surpluses of $468 million and $1.94 billion in the Special Revenue and Debt Service fund types, respectively.

         The State reported a General Fund operating surplus of $380 million for the 1995-96 fiscal year, as compared to an operating deficit of $1.43 billion for the prior fiscal year.
The 1995-96 fiscal year surplus reflects several major factors, including the cash-basis surplus and the benefit of $529 million in LGAC bond proceeds which were used to fund various local assistance programs. This was offset in part by a $437 million increase in tax refund liability primarily resulting from the effect of ongoing tax reductions and (to a lesser extent) changes in accrual measurement policies, and increases in various other expenditure accruals.

         Revenues increased $530 million (nearly 1.7 percent) over the prior fiscal year with an increase in personal income taxes and miscellaneous revenues offset by decreases in business and other taxes. Personal income taxes grew $715 million, an increase of 4.3 percent. The increase in personal income taxes was caused by moderate employment and wage growth and the strong financial markets during 1995. Business taxes declined $295 million or 5.8 percent, resulting primarily from changes in the tax law that modified the distribution of taxes between the General Fund and other fund types, and reduced business tax liability. Miscellaneous revenues increased primarily because of an increase in receipts from medical provider assessments.

         Expenditures decreased $716 million (2.2 percent) from the prior fiscal year with the largest decrease occurring in State aid for social services program and State operations spending. Social services expenditures decreased $739 million (7.5 percent) due mainly to implementation of cost containment strategies by the State and local governments, and reduced caseloads. General purpose and health and environment expenditures grew $139 million (20.2 percent) and $121 million (33.3 percent), respectively. Health and environment spending increased as a result of increases enacted with the 1995-96 Budget. In State operations, personal service costs and fringe benefits declined $241 million (3.8 percent) and $55 million (3.6 percent), respectively, due to staffing reductions. The decline in non-personal service costs of $170 million (8.6 percent) was caused by a decline in the litigation accrual. Pension contributions increased $103 million (66.4 percent) as a result of the return to the aggregate cost method used to determine employer contributions.

         Net other financing sources nearly tripled, increasing
$561 million, due primarily to an increase in bonds issued by LGAC, a transfer from the Mass Transportation Operating
Assistance Fund and transfers from public benefit corporations.

         An operating deficit of $409 million was reported for Special Revenue Funds for the 1995-96 fiscal year which decreased the accumulated fund balance to $468 million. Revenues increased $1.45 billion over the prior fiscal year (5.8 percent) as a result of increases in federal grants and lottery revenues. Expenditures increased $1.21 billion (5.4 percent) as a result of increased costs for social services programs and an increase in the distribution of lottery proceeds to school districts. Other financing uses increased $693 million (25.1 percent) primarily because of an increase in federal reimbursements transferred to other funds.

         Debt Service Funds ended the 1995-96 fiscal year with an operating surplus of over $185 million and, as a result the accumulated fund balance, increased to $1.94 billion. Revenues increased $10 million (0.5 percent) because of increases in both dedicated taxes and mental hygiene patient fees. Debt Service expenditures increased $201 million (9.5 percent). Net other financial sources increased threefold to $299 million, due primarily to increases in patient reimbursement revenues.

         An operating surplus of $276 million was reported in the Capital Projects Funds for the State's 1995-96 fiscal year and, as a result, the accumulated deficit fund balance in this fund type decreased to $712 million. Revenues increased $260 million (14.9 percent) primarily because a larger share of the petroleum business tax was shifted from the General Fund to the Dedicated Highway and Bridge Trust Fund, and by an increase in federal grant revenues for transportation and local waste water treatment projects. Capital Projects Funds expenditures increased $194 million (5.7 percent) in State fiscal year 1995-96 because of increased expenditures for education and health and environmental projects. Net other financing sources increased by $577 million as a result of an increased in proceeds from financing arrangements.

         The State completed its 1994-95 fiscal year with a combined Governmental Funds operating deficit of $1.79 billion, which included operating deficits in the General Fund of $1.43 billion, in the Capital Projects Funds of $366 million, and in the Debt Service Funds of $38 million. There was an operating surplus in the Special Revenue Funds of $39 million.

Economic Overview

         New York is the third most populous state in the nation and has a relatively high level of personal wealth. The State's economy is diverse, with a comparatively large share of the nation's finance, insurance, transportation, communications and services employment, and a very small share of the nation's farming and mining activity. The State's location and its excellent air transport facilities and natural harbors have made it an important link in international commerce. Travel and tourism constitute an important part of the economy. Like the rest of the nation, the State has a declining proportion of its workforce engaged in manufacturing, and an increasing proportion engaged in service industries.

         The services sector which includes entertainment, personal services, such as health care and auto repairs, and business-related services, such as information processing, law and accounting, is the State's leading economic sector. The service sector accounts for more than three of every ten nonagricultural jobs in New York. New York's economy is somewhat more reliant than the rest of the nation on this sector; this sector has added more jobs (825,000) than has the State's economy as a whole (665,000) since 1980.

         Manufacturing employment continues to decline in importance in New York, as in most other states, and New York's economy is less reliant on this sector than is the nation. Manufacturing's share of total employment declined from 20.1 to
12.0 percent between 1980 and 1995. The principal manufacturing industries in recent years produced printing and publishing materials, instruments and related products, machinery, apparel and finished fabric products, electronic and other electric equipment, food and related products, chemicals and allied products, and fabricated metal products.

         Wholesale and retail trade is the second largest sector in terms of nonagricultural jobs in New York but is considerably smaller when measured by income share. Trade consists of wholesale businesses and retail businesses such as department stores and eating and drinking establishments.

         New York City is the nation's leading center of banking and finance, and, as a result, this is a far more important sector in the State than in the nation as a whole. Although this sector accounts for under one-tenth of all nonagricultural jobs in the State, it contributes one-seventh of all nonfarm labor and proprietors' income.

         Farming is an important part of the economy of large regions of the State, although it constitutes a very minor part of total State output. Principal agricultural products of the State include milk and dairy products, greenhouse and nursery products, apples and other fruits, and fresh vegetables. New York ranks among the national's leaders in the production of these commodities.

         Federal, State and local government account for almost
18 percent of nonagricultural State employment and 16 percent of nonfarm labor income.

         The State is likely to be less affected than the nation as a whole during an economic recession that is concentrated in manufacturing and construction, but likely to be more affected during a recession that is concentrated more in the service-producing section.

         During the 1982-83 recession, overall economic activity in the State declined less than that of the nation as a whole. However, in the calendar years 1984 through 1995, the State's rate of economic growth was somewhat slower than that of the nation. In the 1990-91 recession and post-recession period, the economy of the State, and that of the rest of the Northeast, was more heavily damaged than that of the nation as a whole and has been slower to recover. The total employment growth rate in the State has been below the national average since 1987. The unemployment rate in the State dipped below the national rate in the second half of 1981 and remained lower until 1991; since then, it has been higher. According to data published by the U.S. Bureau of Economic Analysis, during the past ten years, total personal income in the State rose slightly faster than the national average only from 1986 through 1988.

         State per capita personal income has historically been significantly higher than the national average, although the ratio has varied substantially. Because New York City (the "City") is a regional employment center for a multi-state region, state personal income measured on a residence basis understates the relative importance of the State to the national economy and the size of the base to which State taxation applies.

         In 1995, the State enacted a tax-reduction program designed to reduce receipts from the personal income tax by 20 percent over three years. Prior to 1995, the tax had remained substantially unchanged since 1989 as a result of annual deferrals of tax reductions originally enacted in 1987. The tax-reduction program is estimated to reduce receipts by $2.3 billion in the 1996-97 fiscal year, compared to what tax receipts would have been under the pre-1995 rate structure. The maximum rate was reduced from the 7.875 percent in effect between 1989 and 1994 to 7.59375 percent for 1995, to 7.125 percent for 1996, and is scheduled under current law to be reduced to 6.85 percent for 1997 and thereafter. In addition to no significant reductions in overall tax rates, the program also includes increases in the standard deduction, widening tax brackets to increase the income thresholds to which higher tax rates apply, and modification of certain tax credits.

         The projected yield of the tax for the 1996-97 fiscal year is $17.1 billion, an increase of $103 million from reported collections in the States 1995-96 fiscal year. The increase reflects both the effects of the reductions noted above and the fact that reported collections in the preceding year were affected by the net refund and tax refund reserve account transactions that depressed collections in 1995-96 by $500 million. Without these statutory and administrative changes, the yield of the tax would have grown by more than $1 billion (nearly 7 percent), reflecting liability growth for the 1996 tax year projected at approximately the same rate. The income base for the tax is projected to rise approximately 5 percent for the 1996 tax year.

State Authorities

         The fiscal stability of the State is related, in part, to the fiscal stability of its public benefit corporations (the "Authorities"). Authorities, which have responsibility for financing, constructing and operating revenue providing public facilities, are not subject to the constitutional restrictions on the incurrence of debt which apply to the State itself and may issue bonds and notes within the amounts, and as otherwise restricted by, their legislative authorizations. The State's access to the public credit markets could be impaired, and the market price of its outstanding debt may be materially adversely affected, if any of its Authorities were to default on their respective obligations. As of September 30, 1995, the date of the latest data available, there were 17 Authorities that had outstanding debt of $100 million or more, and the aggregate outstanding debt, including refunding bonds, of these Authorities was $73.45 billion. As of March 31, 1995, aggregate Authority debt outstanding as State-supported debt was $27.9 billion and as State-related debt was $36.1 billion.

         Moral obligation financing generally involves the issuance of debt by an Authority to finance a revenue-producing project or other activity. The debt is secured by project revenues and includes statutory provisions requiring the State, subject to appropriation by the Legislature, to make up any deficiencies which may occur in the issuer's debt service reserve fund. There has never been a default on any moral obligation debt of any public authority. The State does not intend to increase statutory authorizations for moral obligation bond programs. From 1976 through 1987, the State was called upon to appropriate and make payments totaling $162.8 million to make up deficiencies in the debt service reserve funds of the Housing Finance Agency pursuant to moral obligation provisions. In the same period, the State also expended additional funds to assist the Project Finance Agency, the New York State Urban Development Corporation and other public authorities which had moral obligation debt outstanding. The State has not been called upon to make any payments pursuant to any moral obligations since the 1986-87 fiscal year and no such requirements are anticipated during the 1996-97 fiscal year.

         In addition to the moral obligation financing arrangements described above, State law provides for the creation of State municipal assistance corporations, which are public authorities established to aid financially troubled localities. The Municipal Assistance Corporation For The City of New York ("MAC") was created in 1975 to provide financing assistance to the City. To enable MAC to pay debt service on its obligations, MAC receives, subject to annual appropriation by the Legislature, receipts from the 4 percent New York State sales tax for the benefit of the City, the State-imposed stock transfer tax and, subject to certain prior liens, certain local assistance payments otherwise payable to the City. The legislation creating MAC also includes a moral obligation provision. Under its enabling legislation, MAC's authority to issue moral obligation bonds and notes (other than refunding bonds and notes) expired on December 31, 1984.

         The State also provides for contingent
contractual-obligation financing for the Secured Hospital Program pursuant to legislation enacted in 1985. Under this financing method, the State contracts to pay debt service, subject to annual appropriations, on bonds issued by the New York State Medical Care Facilities Finance Agency and now issued by the Dormitory Authority of the State of New York in the event there are shortfalls of revenues from other sources. The State has never been required to make any payments pursuant to this financing arrangement, nor does it anticipate being required to do so during the 1996-97 fiscal year.

         Authorities' operating expenses and debt service costs are generally paid by revenues generated by the projects financed or operated, such as tolls charged for the use of highways, bridges or tunnels, rentals charged for housing units, and charges for occupancy at medical care facilities. In addition, State legislation authorizes several financing techniques for Authorities. Also, there are statutory arrangements providing for State local assistance payments, otherwise payable to localities, to be made under certain circumstances to Authorities. Although the State has no obligation to provide additional assistance to localities whose local assistance payments have been paid to Authorities under these arrangements, if local assistance payments are so diverted, the affected localities could seek additional State assistance. Some Authorities also receive moneys from State appropriations to pay for the operating costs of certain of their programs.

         The Metropolitan Transportation Authority (the "MTA") oversees the City's subway and bus lines by its affiliates, the New York City Transit Authority and the Manhattan and Bronx Surface Transit Operating Authority (collectively, the "TA").
The MTA operates certain commuter rail and bus lines in the New York metropolitan area through MTA's subsidiaries, the Long Island Rail Road Company, the Metro-North Commuter Railroad Company and the Metropolitan Suburban Bus Authority. In addition, the Staten Island Rapid Transit Operating Authority, an MTA subsidiary, operates a rapid transit line on Staten Island. Through its affiliated-agency, the Triborough Bridge and Tunnel Authority (the "TBTA"), the MTA operates certain intrastate toll bridges and tunnels. Because fare revenues are not sufficient to finance the mass transit portion of these operations, the MTA has depended and will continue to depend for operating support upon a system of State, local government and TBTA support and, to the extent available, Federal operating assistance, including loans, grants and operating subsidies. If current revenue projections are not realized and/or operating expenses exceed current projections, the TA or commuter railroads may be required to seek additional state assistance, raise fares or take other actions.

         Since 1980, the State has enacted several taxes--including a surcharge on the profits of banks, insurance corporations and general business corporations doing business in the 12-county Metropolitan Transportation Region served by the MTA and a special one-quarter of 1% regional sales and use tax--that provide revenues for mass transit purposes, including assistance to the MTA. In addition, since 1987, state law has required that the proceeds of a one-quarter of 1% mortgage recording tax paid on certain mortgages in the Metropolitan Transportation Region be deposited in a special MTA fund for operating or capital expenses. Further, in 1993, the State dedicated a portion of the State petroleum business tax to fund operating or capital assistance to the MTA. For the 1996-1997 fiscal year, total State assistance to the MTA is estimated at approximately $1.09 billion.

         State legislation accompanying the 1996-97 adopted State budget authorized the MTA, TBTA and TA to issue an aggregate of $6.5 billion in bonds to finance a portion of a new $11.98 billion MTA capital plan for the 1995 through 1999 calendar years (the "1995-99 Capital Program"), and authorized the MTA to submit the 1995-99 Capital Program to the Capital Program Review Board for approval. This plan will supersede the overlapping portion of the MTA's 1992-96 Capital Program. This is the fourth capital plan since the Legislature authorized procedures for the adoption, approval and amendment of MTA capital programs and is designed to upgrade the performance of the MTA's transportation systems by investing in new following stock, maintaining replacement schedules for existing assets and bringing the MTA system to a state of good repair. The 1995-99 Capital Program assumes the issuance of an estimated $5.1 billion in bonds under this $6.5 billion aggregate bonding authority. The remainder of the plan is projected to be financed through assistance from the State, the federal government, and the City of New York, and from various other revenues generated from actions taken by the MTA.

         There can be no assurance that all the necessary governmental actions for the 1995-99 Capital Program or future capital programs will be taken, that funding sources currently identified will not be decreased or eliminated, or that the 1995-99 Capital Program, or parts thereof, will not be delayed or reduced. Should funding levels fall below current projections, the MTA would have to revise its 1995-99 Capital Program accordingly. If the 1995-99 Capital Program is delayed or reduced, ridership and fare revenues may decline, which could, among other things, impair the MTA's ability to meet its operating expenses without additional State assistance.

Certificates of Participation

         The State also participates in the issuance of certificates of participation ("COPs") in a pool of leases entered into by the State's Office of General Services on behalf of several State departments and agencies interested in acquiring operational equipment, or in certain cases, real property. Legislation enacted in 1986 established restrictions upon and centralized State control, through the Comptroller and the Director of the Budget, over the issuance of COPs representing the State's contractual obligation, subject to annual appropriation by the Legislature and availability of money, to make installment or lease-purchase payments for the State's acquisition of such equipment or real property.

New York City

         The fiscal health of the State may also be affected by the fiscal health of the City, which continues to require significant financial assistance from the State. The City depends on State aid both to enable the City to balance its budget and to meet its cash requirements. The City has achieved balanced operating results from each of its fiscal years since 1981 as reported in accordance with the then-applicable GAAP standards.

         In response to the City's fiscal crisis in 1975, the State took action to assist the City in returning to fiscal stability. Among those actions, the State established the MAC to provide financing assistance to the City; the New York State Financial Control Board (the "Control Board") to oversee the City's financial affairs; the Office of the State Deputy Comptroller for the City of New York ("OSDC") to assist the Control Board in exercising its powers and responsibilities. A "Control Period" existed from 1975 to 1986 during which the City was subject to certain statutorily-prescribed fiscal controls. Although the Control Board terminated the Control Period in 1986 when certain statutory conditions were met, thus suspending certain Control Board powers, the Control Board, upon the occurrence or "substantial likelihood and imminence" of the occurrence of certain events, including, but not limited to, a City operating budget deficit of more than $100 million, the Control Board is required by law to reimpose a Control Period. Currently, the City and its Covered Organizations (i.e., those which receive or may receive moneys from the City directly, indirectly or contingently) operate under a four-year financial plan (the "Financial Plan") which the City prepares annually and periodically updates. The City's Financial Plan includes its capital, revenue and expense projections and outlines proposed gap-closing programs for years with projected budget gaps.

         The City's projections set forth in the Financial Plan are based on various assumptions and contingencies, some of which are uncertain and may not materialize. Unforeseen developments and changes in major assumptions could significantly affect the City's ability to balance its budget as required by State law and to meet its annual cash flow and financing requirements.

         The State could be affected by the ability of the City and certain Covered Organizations to market their securities successfully in the public credit markets. The City issues securities to finance, refinance and rehabilitate infrastructure and other capital needs, as well as for seasonal financing needs. The City currently projects that if no action is taken, it will exceed its State Constitutional general debt limit beginning in City fiscal year 1998. The current Financial Plan includes certain alternative methods of financing a portion of the City's capital program which require State or other outside approval. Future developments concerning the City or certain of the Covered Organizations, and public discussion of such developments, as well as prevailing market conditions and securities credit ratings, may affect the ability or cost to sell securities issued by the City or such Covered Organizations and may also affect the market for their outstanding securities.

OSDC and Control Board Reports

         The staffs of the Control Board, OSDC and the City Comptroller issue periodic reports on the City's Financial Plans which analyze the City's forecasts of revenues and expenditures, cash flow, and debt service requirements for, and Financial Plan compliance by, the City and its Covered Organizations. According to recent staff reports, the City's economy has experienced weak employment and moderate wage and income growth throughout the mid-1990s. Although this trend is expected to continue for the rest of the decade, there is the risk of a slowdown in the City's economy in the next few years, which would depress revenue growth and put further strains on the City's budget. These reports have also indicated that recent City budgets have been balanced in part through the use of non-recurring resources; that the City's Financial Plan tends to rely on actions outside its direct control; that the City has not yet brought its expenditure growth in line with recurring revenue growth; and that the City is therefore likely to continue to face substantial future budget gaps that must be closed with reduced expenditures and/or increased revenues.

Financing Requirements

         The City requires significant amounts of financing for seasonal and capital purposes. The City issued $880 million notes for seasonal financing purposes in fiscal year 1997. The City's capital financing program projects long-term financing requirements of approximately $17 billion for the City's fiscal years 1995 through 1998. The major capital requirements include expenditures for the City's water supply and sewage disposal systems, roads, bridges, mass transit, schools, hospitals and housing.

         The State's budget for the State's 1996-97 fiscal year, commencing on April 1, 1996, was enacted by the Legislature on July 13, 1996. The State Financial Plan for the 1996-97 fiscal year was formulated on July 25, 1996 and is based on the State's budget as enacted by the Legislature and signed into law by the Governor, as well as actual results for the first quarter of the current fiscal year. The 1996-97 State Financial Plan is projected to be balanced on a cash basis. Total General Fund receipts and transfers from other funds are projected to be $33.17 billion, while total General Fund disbursements and transfers to other funds are projected to be $33.12 billion. As compared to the Governor's proposed budget as revised on March 20, 1996, the State's adopted budget for 1996-97 increases General Fund spending by $842 million, primarily from increases for education, special education and higher education ($563 million). Resources used to fund these additional expenditures include $540 million in increased revenues projected for 1996-97 based on higher than projected tax collections during the first half of calendar 1996, $110 million in projected receipts from a new State tax amnesty program, and other resources including certain non-recurring resources.

         In connection with the Financial Plan, the City has outlined a gap-closing program for the 1998 through 2000 fiscal years to substantially reduce the remaining $1.7 billion and $3.4 billion projected budget gaps for such fiscal years. This program, which is not specified in detail, assumes additional agency programs to reduce expenditures or increase revenues by $674 million, $959 million and $1.1 billion in the 1998 through 2000 fiscal years, respectively; additional reductions in entitlement costs of $400 million, $750 million and $1.0 billion in the 1998 through 2000 fiscal years, respectively; additional savings of $250 million, $300 million and $500 million in the 1998 through 2000 fiscal years, respectively, resulting from restructuring City government by consolidating operations, privatization and mandate management and other initiatives; additional proposed Federal and State aid of $105 million, $200 million and $300 million in the 1998 through 2000 fiscal years, respectively; additional revenue initiatives and asset sales of $155 million, $350 million and $400 million in the 1998 through 2000 fiscal years, respectively; and the availability in each of the 1998 through 2000 fiscal years of $100 million of the General Reserve.

Other Localities

         Certain localities outside the City have experienced financial problems and have requested additional State assistance during the last several State fiscal years. The potential impact on the State of any future requests by localities is not included in the projections of the State's receipts and disbursements for the State's 1996-97 fiscal year.

         Fiscal difficulties experienced by the City of Yonkers resulted in the re-establishment of the Financial Control Board for the City of Yonkers by the State in 1984. That Board is charged with oversight of the fiscal affairs of Yonkers. Future actions taken by the State to assist Yonkers could result in allocation of State resources in amounts that cannot yet be determined.

         Beginning in 1990, the City of Troy experienced a series of budgetary deficits that resulted in the establishment of a Supervisory Board for the City of Troy in 1994. The Supervisory Board's powers were increased in 1995, when Troy MAC was created to help Troy avoid default on certain obligations. The legislation creating Troy MAC prohibits the City of Troy from seeking federal bankruptcy protection while Troy MAC bonds are outstanding.

         Seventeen municipalities received extraordinary assistance during the 1996 legislative session through $50 million in special appropriations targeted for distressed cities.

Certain Municipal Indebtedness

         Municipalities and school districts have engaged in substantial short-term and long-term borrowings. In 1994, the total indebtedness of all localities in the State other than the City was approximately $17.7 billion. A small portion (approximately $82.9 million) of that indebtedness represented borrowing to finance budgetary deficits and was issued pursuant to State enabling legislation. State law requires the Comptroller to review and make recommendations concerning the budgets of those local government units other than the City authorized by State law to issue debt to finance deficits during the period that such deficit financing is outstanding. Seventeen localities had outstanding indebtedness for deficit financing at the close of their fiscal year ending in 1994.

         From time to time, Federal expenditure reductions could reduce, or in some cases eliminate, Federal funding of some local programs and accordingly might impose substantial increased expenditure requirements on affected localities. If the State, the City or any of the public authorities were to suffer serious financial difficulties jeopardizing their respective access to the public credit markets, the marketability of notes and bonds issued by localities within the State could be adversely affected. Localities also face anticipated and potential problems resulting from certain pending litigation, judicial decisions and long-range economic trends. Long-range potential problems of declining urban population, increasing expenditures and other economic trends could adversely affect localities and require increasing State assistance in the future.

Litigation

         The State is a defendant in legal proceedings involving State finances, State programs and miscellaneous tort, real property and contract claim where the monetary damages sought are substantial. These proceedings could affect adversely the financial condition of the State in the 1996-97 fiscal year or thereafter.

         Adverse developments in these proceedings or the initiation of new proceedings could affect the ability of the State to maintain a balanced 1996-97 State Financial Plan. The State believes that the 1996-97 State Financial Plan includes sufficient reserves for the payment of judgments that may be required during the 1996-97 fiscal year. There can be no assurance, however, that an adverse decision in any of these proceedings would not exceed the amount of the 1996-97 State Financial Plan. In its General Purpose Financial Statements, the State reports its estimated liability in subsequent fiscal years for awarded anticipated unfavorable judgments.

         Although other litigation is pending against the State, no current litigation involves the State's authority, as a matter of law, to contract indebtedness, issue its obligations, or pay such indebtedness when it matures, or affects the State's power or ability, as a matter of law, to impose or collect significant amounts of taxes and revenues.

CALIFORNIA PORTFOLIO

         The following is based on information obtained from
(i) an Official Statement, dated March 1, 1996, relating to $159,715,000 State of California Various Purpose General Obligation Refunding Bonds, and (ii) $500,000,000 State of California Various Purpose General Obligation Bonds.

Constitutional Limits on Spending and Taxes

         Certain California (the "State") constitutional amendments, legislative measures, executive orders, civil actions and voter initiatives could adversely affect the ability of issuers of the State's municipal securities to pay interest and principal on municipal securities.

         Article XIII B. On November 6, 1979, the State's voters approved Proposition 4, which added Article XIII B to the State Constitution. Pursuant to Article XIII B, the State is subject to an annual appropriations limit (the "Appropriations Limit").

         Article XIII B was modified substantially by Propositions 98 and 111 in 1988 and 1990, respectively. (See

"Proposition 98" below.) "Appropriations subject to limitation," with respect to the State, are authorizations to spend "proceeds of taxes," which consist of tax revenues, and certain other funds, including proceeds from regulatory licenses, user charges or other fees to the extent that such proceeds exceed "the cost reasonably borne by the entity in providing the regulation, product or service," but "proceeds of taxes" exclude most state subsidies to local governments, tax refunds and some benefit payments such as unemployment insurance. No limit is imposed on appropriations of funds which are not "proceeds of taxes," such as reasonable user charges or fees, and certain other non-tax funds.

         Not included in the Appropriations Limit are appropriations for the debt service costs of bonds existing or authorized by January 1, 1979, or subsequently authorized by the voters, appropriations required to comply with mandates of courts or the federal government, appropriations for qualified capital outlay projects, appropriations of revenues derived from any increase in gasoline taxes and motor vehicle weight fees above January 1, 1990 levels, and appropriation of certain special taxes imposed by initiative (e.g., cigarette and tobacco taxes). The Appropriations Limit may also be exceeded in cases of emergency.

         The State's yearly Appropriations Limit is based on the limit for the prior year with annual adjustments for changes in California per capita personal income and population and any transfers of financial responsibility of providing services to or from another unit of government.

         As originally enacted in 1979, the Appropriations Limit was based on 1978-79 fiscal year authorizations to expend proceeds of taxes and was adjusted annually to reflect changes in cost of living and population (using different definitions, which were modified by Proposition 111). Starting in the 1991-92 Fiscal Year, the Appropriations Limit was recalculated by taking the actual 1986-87 limit and applying the annual adjustments as if Proposition 111 had been in effect.

         Proposition 98. On November 8, 1988, voters approved Proposition 98, a combined initiative constitutional amendment and statute called the "Classroom Instructional Improvement and Accountability Act." Proposition 98 changed State funding of public education below the university level, and the operation of the State Appropriations Limit, primarily by guaranteeing local schools and community colleges ("K-14 schools") a minimum share of General Fund revenues. Under Proposition 98 (as modified by "Proposition 111" which was enacted on June 5, 1990), K-14 schools are guaranteed the greater of (a) in general, a fixed percent of General Fund revenues (the "first test"), (b) the amount appropriated to K-14 schools in the prior year, adjusted for changes in the cost of living (measured as in Article XIII B by reference to State per capita personal income) and enrollment (the "second test"), or (c) a third test, which would replace the second test in any year when the percentage growth in per capita General Fund revenues from the prior year plus one half of one percent is less than the percentage growth in State per capita personal income. Under the third test, schools would receive the amount appropriated in the prior year adjusted for changes in enrollment and per capita General Fund revenues, plus an additional small adjustment factor. If the third test is used in any year, the difference between the third test and the second test would become a "credit" to schools which would be the basis of payments in future years when per capita General Fund revenue growth exceeds per capita personal income growth. Legislation adopted prior to the end of the 1988-89 Fiscal Year, implementing Proposition 98, determined the K-14 schools' funding guarantee under the first test to be 40.3 percent of the General Fund Tax revenues, based on 1986-87 appropriations. However, that amount has been adjusted to 34 percent to account for a subsequent redirection of local property taxes, since such redirection directly affects the share of General Fund revenues to schools.

         During the recession, General Fund revenues for several years were less than originally projected, so that the original Proposition 98 appropriations turned out to be higher than the minimum percentage provided in the law. The Legislature responded to these developments by designating the "extra" Proposition 98 payments in one year as a "loan" from future years' entitlements. By implementing these actions, per-pupil funding from Proposition 98 sources stayed almost constant at approximately $4,220 from Fiscal Year 1991-92 to Fiscal Year 1993-94.

         In 1992, a lawsuit was filed, called California Teachers' Association v. Gould, which challenged the validity of these off-budget loans. As part of the negotiations leading to the 1995-96 Budget Act, an oral agreement was reached to settle this case. The settlement required adoption of legislation satisfactory to the parties to implement its terms, which has occurred. The court gave final approval of the settlement in late July, 1996.

         The settlement provides, among other things, that both the State and K-14 schools share in the repayment of prior years' emergency loans to schools. Of the total $1.76 billion in loans, the State will repay $935 million by forgiveness of the amount owed, while schools will repay $825 million. The State share of the repayment will be reflected as an appropriation above the current Proposition 98 base calculation. The schools' share of the repayment will count as appropriations that count toward satisfying the Proposition 98 guarantee, or from "below" the current base. Repayments are spread over the eight-year period of 1994-95 through 2001-02 to mitigate any adverse fiscal impact. The Director of Finance has certified that a settlement has occurred, allowing approximately $351 million in appropriations from the 1995-96 Fiscal Year to be disbursed to schools in August 1996.

Short-Term Borrowing of California

         As part of its cash management program, the State has regularly issued short-term obligations to meet cash flow needs. Between spring 1992 and summer 1994, the State had depended upon external borrowing, including borrowings extending into the subsequent fiscal year, to meet its cash needs, including repayment of maturing Notes and Warrants. The State did not have to resort to such cross-year borrowing during the 1995-96 Fiscal Year.

         The State Treasurer is working closely with the State Controller and the Department of Finance to manage the State's cash flow on a regular basis, with the goal of reducing the State's external cash flow borrowing. The three offices are also working to develop programs to use commercial paper in whole or in part for the State's cash flow borrowing needs, and for construction period financing for both general obligation bond-funded and lease-revenue bond-funded projects. The first commercial paper program, for general obligation bonds, was implemented in April, 1996.

         The State issued $3.0 billion of revenue anticipation notes for the 1996-97 Fiscal Year on August 6, 1996, which mature on June 30, 1997.

         The State has always paid the principal of and interest on its general obligation bonds, lease-purchase debt, and short-term obligations, including revenue anticipation notes and revenue anticipation warrants when due.

1995-96 Fiscal Year

         As a result of the improving economy, with resulting improved revenue and caseload estimates, the State entered the 1995-96 Budget negotiations with the smallest nominal "budget gap" to be closed in many years. Nonetheless, serious policy differences between the Governor and Legislature prevented timely enactment of the budget. The 1995-96 Budget Act was signed by the Governor on August 3, 1995, 34 days after the start of the fiscal year. The Budget Act projected General Fund revenues and transfers of $44.1 billion, a 3.5 percent increase from the prior year. Expenditures were budgeted at $43.4 billion, a 4 percent increase. The Department of Finance projected that, after repaying the last of the carryover budget deficit, there would be a positive balance of $28 million in the budget reserve, the Special Fund for Economic Uncertainties ("SFEU"), at June 30, 1996. The Budget Act also projected Special Fund revenues of $12.7 billion and appropriated Special Fund expenditures of $13.0 billion.

         The Department of Finance's May revision to the 1996-97 Governor's Budget, released on May 21, 1996, updated the projections for the 1995-96 Fiscal Year, so that revenues and transfers were estimated to be $46.1 billion, some 2 billion over the original fiscal year estimate, which was attributed to the strong economic recovery.
Expenditures also increased, to an estimated $45.4 billion as a result of the requirement to expend revenues for schools under Proposition 98, and, among other things, failure of the federal government to enact welfare reform and to budget new aid for illegal immigrant costs, both of which the Administration had counted on to allow reductions in State costs. The Special Fund for Economic Uncertainties was projected to have a small negative balance of about $70 million at June 30, 1996, all but eliminating the accumulated budget deficit from the early 1990's. The Department also estimated that on June 30, 1996, available internal borrowable resources (available cash, after payment of all obligations due) would be about $4 billion, representing a significant improvement in the State's cash position, and ending the need for the deficit borrowing over the end of the fiscal year. The State's improved cash position allowed it to repay the $4.0 billion Revenue Anticipation Warrant issue on April 25, 1996, and to issue only $2.0 billion of revenue anticipation notes during the fiscal year, which matured on June 28, 1996.

1996-97 Fiscal Year

         The 1996-97 Governor's Budget, released January 10, 1996, projected General Fund revenues and transfers of $45.6 billion, a 1.3% increase over 1995-96. Although an expected strong economy would generate larger revenue growth, the Governor proposed two major initiatives, a 15% personal and corporate income tax cut and a revision of the trial court funding program, which would have the effect of reducing General Fund revenues. The Governor's Budget proposed General Fund expenditures of $45.2 billion. The Governor's Budget also proposed Special Fund revenues equal to expenditures, at a level of $13.3 billion.

         The May Revision of the Governor's Budget, released on May 21, 1996 ("May Revision"), updated revenue estimates for the 1996-97 Fiscal Year, reflecting stronger economic activity in the State and thus greater revenue growth. The revised estimate was for $47.1 billion of revenues, still assuming the Governor's tax cut would be enacted, and $46.5 billion of expenditures.

         The 1996-97 Budget Act was signed by the Governor on July 15, 1996, along with various implementing bills.
The Governor vetoed about $82 million of appropriations
(both General Fund and Special Fund).  With signing of the
Budget Act, the State implemented its regular cash flow borrowing program with the issuance of $3.0 billion of Revenue Anticipation Notes to mature on June 30, 1997. The
Budget Act appropriates a modest budget reserve in the SFEU of $305 million, as of June 30, 1997. The Department of
Finance projects that, on June 30, 1997, the State's available internal borrowable (cash) resources will be $2.9 billion, after payment of all obligations due by that date, so that no cross-fiscal year borrowing will be needed.

         Revenues The Legislature rejected the Governor's proposed 15% cut in personal income taxes (to be phased over three years), bud did approve a 5% cut in bank and corporation taxes, to be effective for income years starting on January 1, 1997. As a result, revenues for the Fiscal Year will be an estimated $550 million higher than projected in the May Revision, and and are now estimated to total $47.643 billion, a 3.3 percent increase over the final estimated 1995-96 revenues. Special Fund revenues are estimated to be $13.3 billion.

         Expenditures The Budget Act contains General Fund appropriations totaling $47.251 billion, a 4.0 percent increase over the final estimated 1995-96 expenditures.
Special Fund expenditures are budgeted at $12.6 billion.

         The following are the principal features of the 1996-97 Budget Act:

         1.  Proposition 98 funding for schools and
community college districts increased by almost $1.6 billion (General Fund) and $1.65 billion total above revised 1995-96 levels. Almost half of this money was budgeted to fund class-size reductions in kindergarten and grades 1-3. Also, for the second year in a row, the full cost of living allowance (3.2 percent) was funded. The Proposition 98 increases have brought K-12 expenditures to almost $4,800 per pupil, an almost 15% increase over the level prevailing during the recession years. Community colleges will receive an increase in funding of $157 million of 1996-97 out of this $1.6 billion total.

         Because of the higher than projected revenues in 1995-96, an additional $1.1 billion was appropriated and retroactively applied towards the 1995-96 Proposition 98 guarantee, bringing K-12 expenditures in that year to over $4,600 per pupil. These new funds were appropriated for a variety of purposes, including block grants, allocations for each school site, facilities for class size reduction, and a reading initiative. Similar retroactive increases totaling $230 million, based on final figures on revenues and State population growth, were made to the 1991-92 and the 1994-95 Proposition 98 guarantees, most of which was allocated to each school site.

         2. The Budget Act assumed savings of approximately $660 million in health and welfare costs which required changes in federal law, including federal welfare reform. The Budget Act further assumed federal law changes in August 1996 which would allow welfare cash grant levels to be reduced by October 1, 1996. These cuts totaled approximately $163 million of the anticipated $660 million savings.

         On August 22, 1996, President Clinton signed into law The Personal Responsibility and Work Opportunity Act, which made significant reforms to the current welfare system. The law provides California approximately $3.7 billion in block grant funds for fiscal year 1996-97. The law allows states to implement new plans as soon as possible and receive a prorated block grant effective the date of application. The California State Plan is to be submitted in time to allow grant reductions to be implemented effective January 1, 1997 (allowing $92 million of the $163 million, referred to above, to be saved) and to allow the State to capture approximately $267 million in additional federal block grant funds over the currently budgeted level. None of the other federal changes needed to achieve the balance of the $660 million cost savings were enacted.
Thus, in lieu of the $660 million savings initially assumed to be saved, it is now projected that savings will total approximately $360 million.

         3. A 4.9 percent increase in funding for the University of California ($130 million General Fund) and the California State University system ($101 million General
Fund), with no increases in student fees, maintaining the second year of the Governor's four-year "Compact" with the State's higher education units.

         4. The Budget Act assumed the federal government will provide approximately $700 million in new aid for incarceration and health care costs of illegal immigrants.

These funds reduce appropriations in these categories that would otherwise have to be paid from the General Fund. (For purposes of cash flow projections, the Department of Finance expects $540 million of this amount to be received during the 1996-97 fiscal year).

         5. General Fund support for the Department of corrections increased by about 7 percent over the prior year, reflecting estimates of increased prison population.

         6. With respect to aid to local governments, the principal new programs included in the Budget Act are $100 million in grants to cities and counties for law enforcement purposes, and budgeted $50 million for competitive grants to local governments for programs to combat juvenile crime.

         The Budget Act did not contain any tax increases.
As noted, there was a reduction in corporate taxes. In addition, the Legislature approved another one-year suspension of the Renters Tax Credit, saving $520 million in expenditures.

Economic Overview

         California's economy is the largest among the 50 states and one of the largest in the world. The State has a diverse economy, with major employment in the agriculture, manufacturing, high technology, services, trade, entertainment and construction sectors. The total state gross domestic product of about $890 billion in 1995 was larger than all but six nations in the world.

         After suffering through a severe recession, California's economy has been on a steady recovery since the start of 1994. Employment has grown by over 500,000 in 1994 and 1995, and the pre-recession level of total employment is expected to be matched by early 1996. The strongest growth has been in export-related industries, business services, electronics, entertainment and tourism, all of which have offset the recession-related losses which were heaviest in aerospace and defense-related industries (which accounted for two-thirds of the job losses), finance and insurance. Residential housing construction, with new permits for under 100,000 annual new units issued in 1994 and 1995, is weaker than in previous recoveries, but has been growing slowly since 1993.

         The California Employment Development Department's wage and salary job figures reflecting the entire universe of employers indicate that employment bottomed in the spring of 1993, and after a period of stability, began a sustained recovery later that year. Job gains in these high-wage service industries are helping to cushion the ongoing losses in aerospace.

         The Department of finance, as set forth in the May 21, 1996 revision of the 1996-97 Governor's Budget estimates that personal income will grow by 6.1 percent in 1996 and 6.0 percent in 1997. The Department also estimates nonfarm and salary employment to increase by 2.7 percent in 1996 and 2.6 percent in 1997, while housing permits are expected to rise 2.7 percent in 1996 and 3.1 percent in 1997.

         The State's Employment Development Department reports that the State's unemployment rate dropped from 9.4 percent in 1993 to 8.6 percent in 1994 and 7.8 percent in 1995. This rate is still running above the national unemployment rate, which averaged 5.6 percent in 1995.

         Retail sales continued to gain momentum throughout 1995. Sales in total for 1995 showed gains of 3.9 percent from 1994, but still lagged behind national sales, which gained 4.9 percent over the same period. The Department of Finance estimates that the California consumer price index should average 2.7 percent in 1996 and 3.1 percent in 1997. Subtracting inflation from the rise in personal income, real personal income is expected to increase 3.4 percent in 1996 and 2.9 percent in 1997.

Orange County Bankruptcy

         On December 6, 1994, Orange County, California (the "County"), together with its pooled investment funds (the "Pools") filed for protection under Chapter 9 of the federal Bankruptcy Code, after reports that the Pools had suffered significant market losses in their investments, causing a liquidity crisis for the Pools and the County. More than 200 other public entities, most of which, but not all, are located in the County, were also depositors in the Pools. The County has reported the Pools' loss at about $1.69 billion, or about 23% of their initial deposits of approximately 7.5 billion. Many of the entities which deposited moneys in the Pools, including the County, faced interim and/or extended cash flow difficulties because of the bankruptcy filing and may be required to reduce programs or capital projects. The county has embarked on a fiscal recovery plan based on sharp reductions in services and personnel, and rescheduling of outstanding short-term debt using certain new revenues transferred to the County from other local governments pursuant to special legislation enacted in October 1995.

         The State has no existing obligation with respect to any outstanding obligations or securities of the County or any of the other participating entities.

Litigation

         In the consolidated state case of Malibu Video Systems, et al. v. Kathleen Brown and Abramovitz, et al. v. Wilson, et al., a stipulated judgment has been entered requiring return of $119 million plus interest to specified special funds over a period of up to five years beginning in fiscal year 1996-97. The federal cases will be dismissed.

         In Parr v. State of California the parties entered into a Settlement Agreement, which has been approved by the Court, and is reflected in a judgment entered by the Court.
Under the terms of the judgment, a maximum of $1.3 million will be paid to eligible separated State employees and approximately $1 million will be paid in statutory attorney's fees and costs. In addition, eligible current
State employees will receive employee leave, in an amount presently not quantified.

         The State has settled Pearce Investment, Ltd. et al. v. Franchise Tax Board and related cases for $20 million, and the litigation has been dismissed.

         The State is presently involved in certain legal proceedings that, if decided against the State, may require the State to make significant future expenditures or may impair future revenue sources.

CONNECTICUT PORTFOLIO

         The following is based on information obtained from an Official Statement, dated August 15, 1996, relating to
$120,000,000 State of Connecticut General Obligation Bonds
(1996 Series B).

The Governor's Recommended Budget For 1995-96 and 1996-97

         The Biennial budget for fiscal 1995-96 anticipated General Fund revenues of $8,837.0 million and General Fund expenditures of $8,836.8 million resulting in a projected surplus of $0.2 million. As of August 1, 1996 the surplus was reported to be $224.7 million. This increased surplus is primarily the result of higher than anticipated revenue collections of $252.5 million above original budget projections. The improved revenue results are offset somewhat by Medicaid expenditures anticipated to be higher than appropriations and costs associated with settlements in lawsuits against the State. Up to $89.5 million of the fiscal 1995-96 surplus shall be deemed to be appropriated to the Economic Recovery Fund to meet the fiscal 1996-97 debt service payments on the Economic Recovery Notes.

1996-97 Enacted Budget

         For fiscal 1996-97, the adopted budget anticipates General Fund revenues of $9,158.0 million and General Fund expenditures of $9,157.8 million resulting in a projected surplus of $0.2 million. These estimates which have been updated by the midterm budget adjustments anticipate General Fund expenditures of $9,049.4 million and General Fund revenue of $9,049.7 million resulting in a projected surplus of $.3 million. In accordance with Section 4.30a of the Connecticut General Statutes these surpluses will be deposited into the Budget Reserve Fund.

         Pursuant to Article 28 of the amendments to the Constitution of the State of Connecticut and Section 2-33a of the Connecticut General Statutes, the Governor's
Recommended Budget for the biennium remains within the limits imposed by the expenditure cap. For fiscal year
1995-96 and for fiscal year 1996-97, permitted growth in capped expenditures is 3.59% and 3.43%, respectively. The
Recommended Budget is $126.2 million below the expenditure cap in fiscal year 1995-96 and $212.0 million below the expenditure cap in fiscal year 1996-97.

         The adopted budget reflects implementation of significant tax changes aimed at increasing overall disposable income and encouraging economic expansion in the State. A phase down in the personal income tax rate was enacted, pursuant to which the tax rate on the first $4,500 of taxable income for joint filers and the first $2,250 for single filers was dropped from 4.5% to 3% for the income year commencing January 1, 1996. For income years commencing on or after January 1, 1997, the application of the 3% rate is further expanded to the first $9,000 of taxable income for joint filers and the first $4,500 for single filers. In addition, a new personal income tax credit, limited to no more than $100 per filer, has been added with the income years commencing on or after January 1, 1996. To improve the business climate in the State and stimulate long term job growth, legislation was also enacted which will reduce Connecticut's corporate tax rate from its current rate of 11.25% to 7.5% by January 1, 2000. The General Assembly also enacted legislation to phase down the State's hospital gross earnings tax resulting in a $26.0 million revenue reduction in fiscal 1996-97 and repealed the deferral of certain business tax credits which is expected to result in a revenue reduction of $13.0 million in fiscal 1996-97.

         Economic Overview

         Connecticut is a mature and highly developed state located in proximity to significant centers of consumer and industrial activity. Connecticut's economy is diverse, with manufacturing, services and trade accounting for approximately 70% of total non-agricultural employment. Non-manufacturing employment has risen significantly. The rapid relative growth in the non-manufacturing sector as compared to the manufacturing sector is a trend that is in evidence nationwide and reflects the increased importance of the service industry. Between 1985, when Connecticut's manufacturing peaked, and 1994 employment in manufacturing declined 30.1%. Over the past several decades the non-manufacturing sector of the State's economy has risen in economic importance, from just over 50% of total State employment in 1950 to approximately 81.5% by 1994. This trend has decreased the State's dependence on manufacturing. The State's non-manufacturing sector expanded by 1.7% in 1994 as compared to 1993, and 1.4% in 1993 as compared to 1992, following three years of decline starting in 1990. During the 1990s Connecticut's growth in non-manufacturing employment has lagged that of the New England region and the nation as a whole.

         In Connecticut, the export sector of manufacturing has assumed an increasingly important role in overall economic growth. From 1990 to 1994, Connecticut's exports of goods grew at an average annual rate of 7.6%. Overall, growth in exports for manufacturing products from 1990 to 1994 gradually expanded from 5.5% of gross state product in 1990 to 6.1% in 1994.

         After enjoying a boom during the mid-1980s, Connecticut, as well as the rest of the Northeast, experienced an economic slowdown before the onset of the national recession in the latter half of 1990. Reflecting the downturn, the unemployment rate in the State rose from a low of 3% in 1988, to just above the national average of 7.4% during 1992. Since 1992, the unemployment rate has declined annually to a rate of 5.6% for 1994.

         Connecticut has a high level of personal income. Historically, its average per capita income has been among the highest in the nation. According to projections made by the U.S. Department of Commerce through the year 2005, Connecticut is expected to continue to rank first in the nation in state per capita income throughout the projected period.

         The State derives approximately 75% of its revenues from taxes imposed by the State. Miscellaneous fees, receipts and transfers and federal grants account for most of the other State revenues. The State finances its operations primarily through the General Fund which receives most tax and non-tax revenues of the State, with the exception of certain transportation-related taxes, fees and revenues.

State Indebtedness

         There can be no assurance that general economic difficulties or the financial circumstances of Connecticut or its towns and cities will not adversely affect the market value of its obligations or the ability of Connecticut issuers or obligors of state, municipal and public authority debt obligations to meet their obligations thereunder.

         The State has established various statewide authorities and two regional water authorities, one of which has since become independent, to finance revenue-producing projects, five of which statewide authorities have the power to incur, under certain circumstances, indebtedness for which the State has contingent or, in limited cases, direct liability. In addition, recent State statutes have been enacted and implemented with respect to certain bonds issued by the City of Bridgeport for which the State has contingent liability and by the City of West Haven for which the State has direct guarantee liability.

         Connecticut has no constitutional limit on its power to issue obligations or incur indebtedness other than that it may only borrow for public purposes. In general, Connecticut has borrowed money through the issuance of general obligation bonds for the payment of which the full faith and credit of the State are pledged. There are no express statutory provisions establishing any priorities in favor of general obligation bondholders over other valid claims against Connecticut.

Litigation

         The State, its officers and employees, are defendants in numerous lawsuits. The Attorney General's
Office has reviewed the status of pending lawsuits and reports that an adverse decision in certain cases could materially affect the State's financial position.

NEW JERSEY PORTFOLIO

         The following is based on information obtained from an Official Statement, dated April 15, 1996, relating to $526,800,000 State of New Jersey General Obligation Bonds, Refunding Bonds (Series E) and $270,000,000 State of New Jersey General Obligation Bonds (various purpose).

Economic Climate

         New Jersey is the ninth largest state in population and the fifth smallest in land area. With an average of 1,062 persons per square mile, it is the most densely populated of all the states. Between 1980 and 1990 the annual population growth rate was .49% and between 1990 and 1994 the growth rate accelerated to .52%. While this rate of growth compared favorably with other Middle Atlantic States, it was less than the national rate of increase.

         The State's economic base is diversified, consisting of a variety of manufacturing, construction and service industries, supplemented by commercial agriculture.
In 1976, voters approved casino gambling for Atlantic City, and that city has again become an important State tourist attraction.

         Total personal income in New Jersey stood at $210.9 billion for 1993 and $219.3 billion for 1994. Personal income increased 4% between 1993 and 1994 but was below the national rate of 5.3%. Historically, New Jersey's average per capita income has been well above the national average. The differential narrowed during the 1970s but widened in the 1980s. In 1994, the State ranked second among all states in per capita personal income ($27,742).

         After experiencing a boom during the mid-1980s, New Jersey, as well as the rest of the Northeast United States, slipped into a slowdown well before the onset of the national recession, which officially began in July 1990 (according to the National Bureau of Economic Research). By the beginning of the national recession, there had already been a decline in construction activity and the growth in the service sectors and the long-term downtrend of factory employment had accelerated, partly because of a leveling off of industrial demand nationally. The onset of recession caused an acceleration of New Jersey's job losses in construction and manufacturing as well as an employment downturn in such previously growing sectors as wholesale trade, retail trade, finance, utilities and trucking and warehousing.

         Reflecting the downturn, the rate of unemployment in New Jersey rose from 3.6% during the first quarter of 1989 to a recessionary peak of 9.3% in 1992. The jobless rate averaged 6.4% during the first ten months of 1995.

         For the recovery period as a whole, May 1992 to October 1995, service-producing employment in New Jersey has expanded by 188,300 jobs. Hiring has been reported by food stores, auto dealers, wholesale distributors, trucking and warehousing firms, utilities, business and engineering/management service firms, hotels/hotel-casinos, social service agencies and health care providers other than hospitals. Employment growth was particularly strong in business services and its personnel supply component with increases of 14,400 and 5,800, respectively, in the 12-month period ending October 1995.

         The manufacturing sector showed evidence of improvement through 1994. Factory employment losses slowed between 1992 and 1994, as the plant closings and layoffs of the recessionary period tapered off and were increasingly counterbalanced by the expansionary impact of rising industrial demand. After totaling about 134,000 over the four-year period through the end of 1992 (an average of 33,500 per year), New Jersey's factory job losses tapered off to 11,100 during 1993 and 5,400 during 1994. During 1995, however, manufacturing job losses appeared to have accelerated, reflecting a slowdown in national manufacturing production activity, with an employment loss of 16,600 for the 12-month period ending October 1995. After having enjoyed actual growth in the number of production workers in 1994, the number of blue-collar workers resumed their decline in 1995 at the same time that managerial and office staff were also reduced as part of nationwide downsizing.

         Conditions have slowly improved in the construction industry, where employment has risen by 21,200 since its low in May 1992. When it began during the late spring of 1992, this sector's hiring rebound was driven primarily by increased homebuilding and public works projects. Nonresidential construction activity has begun to increase in the last two years. Contract awards in this sector posted a 9.7% gain in 1993 and 19.8% in 1994. More recently, nonresidential building construction contracts increased by 9.0% in the first three quarters of 1995 compared with the same period in 1994. Residential construction contracts through September 1995, despite monthly fluctuations, stayed almost even with 1994 ($1,671 million in the first three quarters of 1995 versus $1,677 million in the same period of 1994). Despite a 7.2% decline in nonbuilding or infrastructure construction, largely due to a slowing in public construction projects, total construction contracts rose by 1.6% when comparing the first nine months of 1994 and 1995. Vehicle registrations issued during 1993 were up 18% from 1992 and rose 5.5% from 1993 to 1994. However, registrations were down 2.3% through August 1995, when compared to the same time period in 1994.

         Another indicator of economic improvement is increased consumer spending as evidenced by rising retail sales. While overall retail sales in New Jersey grew by only 1.5% during 1993, they performed much better in 1994 and continued to increase, despite some fall off in the winter of 1995. Sales advanced briskly with retail receipts up 8.1% during 1994 compared with 1993, which was somewhat higher than the 7.8% growth registered nationwide. Consumer spending was sluggish during the winter months of 1995 both nationally and in the State. Statewide sales of retail stores regained momentum in May 1995 and were on a moderately upward trend through August 1995, resulting in sales growth of 3.1% when comparing the first eight months of 1994 with those of 1995. The rising trend in retail sales has translated into steady increases in retail trade jobs (both full- and part-time) and, in September and October 1995, retail employment rose by a total of 5,600 jobs.

Financial Condition

         The State Constitution provides, in part, that no money may be drawn from the State Treasury except for appropriations made by law and that no law appropriating money for any State purpose shall be enacted if the amount of money appropriated therein, together with all other prior appropriations made for the same fiscal year, exceeds the total amount of revenue on hand and anticipated to be available for such fiscal year, as certified by the Governor.

         Should it appear that revenues will be less than the amount anticipated in the budget for a fiscal year, the Governor may take steps to reduce State expenditures. The
State Constitution additionally provides that no supplemental appropriation may be enacted after adoption of an appropriations act except where there are sufficient revenues on hand or anticipated, as certified by the Governor, to meet such appropriation.

         For the fiscal year ended June 30, 1997, the undesignated fund balances in the General Fund, in which the largest part of the financial operations of the state is accounted for, were projected to be $607.0 million and

$569.2 million for fiscal year 1996. Such balance was $1.4 million for the 1992 fiscal year, $760.8 million for the 1993 fiscal year, $937.4 million for the 1994 fiscal year, and $926.0 million for the 1995 fiscal year.

         There are 567 municipalities and 21 counties in New Jersey. During 1993, 1994 and 1995 no county exceeded its statutory debt limitations or incurred a cash deficit in excess of 4% of its tax levy. The number of municipalities which exceeded statutory debt limits was six as of December 31, 1994. Two municipalities incurred a cash deficit greater than 4% of its tax levy for 1994 and 1995. No New Jersey municipality or county has defaulted on the payment of interest or principal on any outstanding debt obligation since the 1930's.

         The Local Authorities Fiscal Control Law provides for State supervision of the fiscal operations and debt issuance practices of local financing authorities. The
Local Authorities Fiscal Control law applies to all autonomous public bodies created by counties or municipalities empowered to issue bonds, impose facility or service charges, or levy taxes in their districts. This encompasses most autonomous local authorities (sewerage, municipal utilities, parking, pollution control, improvement, etc.) and special taxing districts (fire, water, etc.).

         As of June 30, 1994, there were 196 locally created authorities with a total outstanding capital debt of approximately $7.0 billion (figures do not include housing authorities and redevelopment agencies). This amount reflects outstanding bonds, notes, and loans payable by the authorities as of their respective fiscal years ended nearest to June 30, 1994.

Litigation

         There are a number of suits making monetary claims against the State, its agencies and employees that together if decided in favor of the complainants would significantly increase State expenditures above those anticipated. There are also individual suits that could have that effect.
Among them are suits challenging (a) amendments to the pension laws enacted on June 30, 1994; (b) the method of calculating/collecting the hospital assessment authorized by the Health Care Reform Act of 1992; (c) the constitutionality of annual A-901 hazard and solid waste licensure renewals fees collected by the Department of Environmental Protection and Energy; (d) the state's failure to provide funding to hospitals required by state law to treat all patients, regardless of ability to pay; and
(e) the states compliance with the court order in Abbot v. Burke to close the spending gap between poor urban school districts and wealthy districts.

VIRGINIA PORTFOLIO

         The following is based on information obtained from an Official Statement, dated May 15, 1996, relating to
$111,515,000 Commonwealth of Virginia General Obligation
Bonds, Series 1996.

Economic Climate

         The Commonwealth of Virginia is the twelfth most populous state in the nation, with approximately 6,646,000 residents. In 1995, its population density was 168 persons per square mile, compared with 72 persons per square mile for the United States.

         The Commonwealth is divided into five distinct regions--a coastal plain cut into peninsulas by four large tidal rivers, a piedmont plateau of rolling farms and woodlands, the Blue Ridge Mountains, the fertile Shenandoah Valley and the Appalachian plateau extending over the southwest corner of the Commonwealth. Approximately one-third of all land in Virginia is used for farming and other agricultural services. This variety of terrain, the location of the Commonwealth on the Atlantic Seaboard at the southern extremity of the northeast population corridor and its close proximity to the nation's capital have had a significant influence on the development of the present economic structure of the Commonwealth.

         The largest metropolitan area is the Northern Virginia portion of the Washington, D.C. This is the fastest growing metropolitan area in the Commonwealth and had a 1994 population of 1,889,000. Northern Virginia has long been characterized by the large number of people employed in both civilian and military work with the federal government. However, it is also one of the nation's leading high-technology centers for computer software and telecommunications. Per capita income for the Northern Virginia portion of Washington, D.C. in 1994 was $27,761.

         According to the U.S. Department of Commerce, Virginians received over $148 billion in personal income in 1994, representing an increase of 89% over 1985 and greater than the national gain of 71.3% for the same period. In 1994, Virginia had per capita income of $22,594, the highest of the Southeast region and greater than the national average of $21,809. Virginia's per capita income rose from 94% to 104% of the national average from 1970 to 1994. However, Virginia per capita personal income in 1990, 1992 and 1994 grew at a lower rate than the U.S. average. Much of Virginia's per capita income gain in the last decade has been due to the continued strength of the manufacturing sectors and the rapid growth of the high-technology industries.

         The value of all residential unit permits issued in 1994 was $3.9 billion, a 6.1 percent increase from 1993. Total residential building permits increased 3.5 percent between 1993 and 1994 but displayed an overall decline of 18 percent between 1989 and 1994. Residential construction in the Virginia portion of Washington, D.C., the Norfolk-Virginia Beach-Portsmouth area and the Richmond-Petersburg area accounted for nearly two-thirds of the state's total residential construction.

         More than 3 million residents of the Commonwealth are in the civilian labor force. Services, the largest employment sector, accounts for 28.4% of nonagricultural employment, and has increased 19.1% from 1991-1995.
Manufacturing is also a significant employment sector, accounting for 13.1% of nonagricultural employment in 1995.
The industries with the greatest manufacturing employment are transportation equipment, textiles, food processing, printing, electric and electronic equipment, apparel, chemicals, lumber and wood products and machinery.
Employment in the manufacturing sector decreased 2.4% from 1991 to 1995.

         Virginia generally has one of the lowest unemployment rates in the nation, according to statistics published by the U.S. Department of Labor. During 1995, an average of 4.5% of Virginia's citizens were unemployed as compared with the national average which was 5.6%.

         Virginia is one of twenty states with a Right-to-
Work Law and has a record of good labor management relations. Its favorable business climate is reflected in the relatively small number of strikes and other work stoppages it experiences.

         Virginia is one of the least unionized of the more industrialized states. Three major reasons for this situation are the Right-to-Work Law, the importance of manufacturing industries such as textiles, apparel, electric and electronic equipment and lumber which are not highly organized in Virginia and the importance of federal civilian and military employment. Typically the percentage of nonagricultural employees who belong to unions in the Commonwealth has been approximately half the U.S. average.

Financial Condition

         The Constitution of Virginia limits the ability of the Commonwealth to create debt. The Constitution requires the Governor to ensure that expenses do not exceed total revenues anticipated plus fund balances during the period of two years and six months following the end of the General Assembly session in which the appropriations are made. An amendment to the Constitution, effective January 1, 1993, established the Revenue Stabilization Fund. The Revenue Stabilization Fund is used to offset, in part, anticipated shortfalls in revenues in years when appropriations, based on previous forecasts, exceed expected revenues in subsequent forecasts.

         On May 16, 1996, the Governor indicated his intention not to sign the 1996 Budget Bill, as amended, and the Attorney General of the Commonwealth of Virginia filed a petition for a writ of mandamus against the Comptroller in the Supreme Court of Virginia (Gilmore v. Landsidle, Record No. 961014). The purpose of this action is to determine the validity of the 1996 Budget Bill, as amended, and to clarify the scope of the Governor's constitutional authority to veto budgetary items. The spending authority in dispute has no effect on any debt service payments on any bonds of the Commonwealth, its agencies or instrumentalities, but challenges only the 1996 amendments to the 1994-96 biennial budget and does not question the 1996-98 Appropriation Act.

         Tax-supported debt of Virginia includes both general obligation debt and debt of agencies, institutions, boards and authorities for which debt service is expected to be made in whole or in part from appropriations of tax revenues. Certain bonds issued by certain authorities that are designed to be self-supporting from their individual loan programs are secured in part by a moral obligation pledge of Virginia. Virginia may fund deficiencies that may occur in debt service reserves for moral obligation debt.
To date, these authorities have not requested that the Commonwealth fund reserve deficiencies for this debt. There are also several authorities and institutions of the Commonwealth that issue debt for which debt service is not paid through appropriations of state tax revenues and for which there is no moral obligation pledge to consider funding debt service or reserve fund deficiencies.

         In fiscal year 1995, revenues increased 6.2% from 1994 while total expenditures increased by 10.25%. Although revenues exceeded expenditures in fiscal year 1995, the total general fund balance decreased by $168.0 million.
This decrease in the general fund is attributable to a 23% increase in transfers from the general fund, including a $60.0 million settlement payment to federal retirees (see "Litigation" below).

Litigation

         The Commonwealth, its officials and employees are named as defendants in legal proceedings which occur in the normal course of governmental operations, some involving substantial amounts. It is not possible at the present time to estimate the ultimate outcome or liability, if any, of the Commonwealth with respect to these lawsuits. However, the ultimate liability resulting from these suits is not expected to have a material, adverse effect on the financial condition of the Commonwealth.

         In Davis v. Michigan (decided March 28, 1989), the United States Supreme Court ruled unconstitutional states' exempting from state income tax the retirement benefits paid by the state or local governments without exempting retirement benefits paid by the federal government. At that time, Virginia exempted state and local retirement benefits but not federal retirement benefits. At a Special Session held in April 1989, the General Assembly repealed the exemption of state and local retirement benefits.

         In Harper v. Department of Taxation, commenced in 1989, federal retirees sought refunds of state income taxes during 1985-1988. In a Special Session in 1994, the General Assembly passed emergency legislation to provide payments to federal retirees in settlement of their claims for overpaid taxes. Approximately 91% of the retirees accepted the settlement which provided for annual payments over a five-year period, commencing March 31, 1995.

         On September 15, 1995, the Virginia Supreme Court rendered its decision in Harper, reversed the judgment of the trial court, entered final judgment in favor of the plaintiff retirees who elected not to settle, and directed that the amounts unlawfully collected be refunded with statutory interest. The total cost of refunding all Virginia income taxes paid on federal pensions on account of the settlement (approximately $316.2 million) and the judgment ($78.7 million) is approximately $394.9 million, of which $203.2 million ($124.5 in respect of the settlement and the entire $78.7 million in respect of the judgment) has been paid, leaving $191.7 million payable in respect of the settlement--approximately $63.2 million in fiscal year 1997,

$62.5 million on March 31, 1998, and (subject to appropriation) $66 million on March 31, 1999.

FLORIDA PORTFOLIO

         The following is based on information obtained from an Official Statement, dated September 1, 1996, relating to $250,000,000 State of Florida Full Faith and Credit State Board of Education Public Education Capital Outlay Bonds, 1996 Series A.

Economic Climate

         As of April 1, 1995 Florida was the fourth most populous state in the nation with an estimated population of
14.1 million. The State's average annual population growth since 1985 has been approximately 2.3% while the nation's average annual growth rate for the same period was approximately 1.0%. During this same period, Florida maintained an average growth of approximately 227,000 new residents per year.

         From 1985 through 1995 Florida's per capita income rose an average of 5.0% per year, while the national per capita income increased an average of 4.9%. The structure of Florida's income differs from that of the nation.
Because Florida has a proportionally greater retiree population, property income (dividends, interest and rent) and transfer payments (social security and pension benefits) are a relatively more important source of income. Florida's employment income in 1995 represented 60.6% of total personal income, while the U.S. share of total personal income in the form of wages and salaries and other labor benefits was 70.8%. One positive aspect of this greater diversity is that transfer payments are typically less sensitive to the business cycle than employment income, and, therefore, act as stabilizing forces in weak economic periods. From 1985 through 1995, Florida's total personal income increased by 103% and per capita income expanded by approximately 62.5%. For the U.S., total and per capita personal income increased by approximately 77.8% and 61.0%, respectively. The Southeast as a whole increased its personal income by 90.2% and its per capita income by approximately 68.2%.

         Since 1985, Florida's total employment increased by
approximately 28.5%   Since 1985 non-agricultural job
creation has increased by over 36% compared to the national average which increased by 17% over the same period. Contributing to Florida's rapid rate of growth in employment and income is international trade. Structural changes to

Florida's economy have also contributed heavily to the State's strong performance. The State is now less dependent on employment from construction and construction-related manufacturing and resource based manufacturing, which have declined as a proportion of total state employment.

         Florida's service industries sector accounts for nearly 87% of total non-farm employment in Florida. While structurally the southeast and the nation are endowed with a greater proportion of manufacturing jobs, which tend to pay higher wages than some types of service jobs, service employment, historically, tends to be less sensitive to the business cycle. Moreover, manufacturing jobs nationwide and in the southeast are concentrated in areas such as heavy equipment, primary metals, chemicals, and textile mill products. Florida's manufacturing section has a concentration in high-tech and high value added sectors, such as electrical and electronic equipment, as well as printing and publishing. These types of jobs tend to be less cyclical than other forms of manufacturing. Since the beginning of the nineties Florida's manufacturing sector has kept pace with the nation at about 2.6% of total U.S. manufacturing. Tourism is also one of Florida's most important industries. Approximately 40.7 million people visited the State in 1995.

         Florida's dependency on the highly cyclical construction and construction-related manufacturing sectors has declined. For example, total contract construction employment as a share of total non-farm employment reached a peak of over 10% in 1973. In 1980, the share was roughly 7.5% percent, and in 1995, the share had edged downward to nearly 5%. This trend is expected to continue as Florida's economy continues to diversify. Florida, nevertheless, has a dynamic construction industry, with single and multi-family housing starts accounting for approximately 8.5% of total U.S. housing starts in 1995, while the State's population is 5.4% of the nation's population. Total housing starts were 115,500 in 1995.

         Florida's unemployment rate through the 1980's tracked above the national average. In recent years, however, the unemployment rate has tracked above the national average. The average rate of unemployment for Florida since 1986 is 6.2%, while the national average is also 6.2%.

Fiscal Matters

         In December 1992 the State legislature enacted a law whereby the projected revenue windfall will be transferred from the General Revenue Fund to a Trust Fund to defray the costs of matching funds and a wide array of expenditures related to Hurricane Andrew. The amount of the transfer will change based on revisions made by the State's Revenue Estimating Conference. The State's Revenue Estimating Conference has estimated that additional non-recurring general revenues of $159 million during fiscal year 1994-95 will be generated as a result of increased economic activity due to Hurricane Andrew.

         On November 8, 1994 a constitutional amendment was ratified by the voters which limits the growth in state revenues in a given fiscal year to no more than the average annual growth rate in Florida personal income over the previous five years. Revenues collected in excess of the limitation are to be deposited into the Budget Stabilization Fund unless 2/3 of the members of both houses of the legislature vote to raise the limit. For the first year which is fiscal year 1995-96, the limit is based on actual revenues from fiscal year 1994-95. State revenues are defined as taxes, licenses, fees, charges for services imposed by the Legislature on individuals, business or agencies outside of state government and revenue from the sale of lottery tickets.

         Florida prepares an annual budget which is formulated each year and presented to the Governor and Legislature. Under current law, the State budget as a whole, and each separate fund within the State budget, must be kept in balance from currently available revenues each State fiscal Year.

         In fiscal year 1995-1996, Florida derived an estimated 66% of its total direct revenues from State taxes and fees. Federal funds and other special revenues accounted for the remaining revenues. Florida does not currently impose an individual income tax. The greatest single source of tax receipts in Florida is the sales and use tax, accounting for 69% of general revenue funds available. For the fiscal year which ended June 30, 1996, receipts from this source were $11,461 million, an increase of 7.4% from fiscal year 1994-95

         For fiscal year 1995-96 general revenue plus working capital and budget stabilization funds were $15,311.3 million, a 3.3% increase over 1994-95. Based on effective general revenue fund appropriations of $14,808.6 million, unencumbered reserves at the end of fiscal year
1995-96 are estimated at 502.7 million.

         In fiscal year 1996-97, the estimated general revenue plus working capital and budget stabilization funds available are estimated to be $16,094.7 million, a 5.1% increase from fiscal year 1995-96. The $15,236.5 million in estimated revenues represents a 4.8% increase from the analogous figures in 1995-96. With combined general revenue, working capital and budget stabilization fund appropriations at $15,576.5 million unencumbered reserves at the end of 1996-97 are estimated at $518.2 million.

         The Florida Constitution places limitations on the ad valorem taxation of real estate and tangible personal property for all county, municipal or school purposes, and for water management districts. Counties, school districts and municipalities are authorized by law, and special districts may be authorized by law, to levy ad valorem taxes. The State does not levy ad valorem taxes on real property or tangible personal property. These limitations do not apply to taxes levied for payment of bonds and taxes levied for periods not longer than two years when authorized by a vote of the electors. The Florida Constitution and the Florida Statutes provide for the exemption of homesteads from all taxation, except for assessments for special benefits, up to the assessed valuation of $5,000. For every person who is entitled to the foregoing exemption, the exemption is increased to a total of $25,000 of assessed valuation for taxes levied by governing bodies.



                     INVESTMENT RESTRICTIONS


         Unless specified to the contrary, and except with respect to paragraph number 1 below, which does not set forth a "fundamental" policy of the Florida Portfolio, the following restrictions apply to each Portfolio and are fundamental policies which may not be changed with respect to each Portfolio without the affirmative vote of the holders of a majority of such Portfolio's outstanding voting securities, which means with respect to any Portfolio (1) 67% or more of the shares represented at a meeting at which more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of the outstanding shares, whichever is less. If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in percentage resulting from a change in values of portfolio securities or in the amount of a Portfolio's assets will not constitute a violation of that restriction.

         A Portfolio:

         1. May not purchase any security which has a maturity date more than one year* (397 days in the case of the New Jersey and Virginia Portfolios) from the date of such Portfolio's purchase;

         2. May not invest more than 25% of its total assets in the securities of issuers conducting their principal business activities in any one industry, provided that for purposes of this policy (a) there is no limitation with respect to investments in municipal securities (including industrial development bonds), securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, certificates of deposit, bankers' acceptances and interest-bearing savings deposits, and (b) consumer finance companies, industrial finance companies and gas, electric, water and telephone utility companies are each considered to be separate industries. For purposes of this restriction and those set forth in restrictions 4 and 5 below, a Portfolio will regard the entity which has the primary responsibility for the payment of interest and principal as the issuer;

         3. May not invest more than 25% of its total assets in municipal securities (a) whose issuers are located in the same state, or (b) the interest upon which is paid from revenues of similar-type projects, except that subsection (a) of this restriction 3 applies only to the General Portfolio;

         4. May not invest more than 5% of its total assets in the securities of any one issuer (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) except that with respect to 25% of its total assets (50% in the case of the New York Portfolio, the California Portfolio, the Connecticut Portfolio, the New Jersey Portfolio, the Virginia Portfolio and the Florida Portfolio), (i) the General Portfolio may invest not more than 10% of such total assets in the securities of any one issuer and (ii) each of the New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios may invest in the securities of as few as four issuers (provided that no more than 25% of the respective Portfolio's total assets are invested in the securities of any one issuer). For purposes of such 5% and 10% limitations, the issuer of the letter of credit or other guarantee backing a
____________________

* Which maturity, pursuant to Rule 2a-7, may extend to 397 days.

participation interest in a variable rate industrial development bond is deemed to be the issuer of such participation interest;**
         5. May not purchase more than 10% of any class of the voting securities of any one issuer except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

         6. May not borrow money except from banks on a temporary basis or via entering into reverse repurchase agreements for extraordinary or emergency purposes in an aggregate amount not to exceed 15% of a Portfolio's total assets. Such borrowings may be used, for example, to facilitate the orderly maturation and sale of portfolio securities during periods of abnormally heavy redemption requests, if they should occur, such borrowings may not be used to purchase investments and such Portfolio will not purchase any investment while any such borrowings exist;

         7. May not pledge, hypothecate, mortgage or otherwise encumber its assets except to secure borrowings, including reverse repurchase agreements, effected within the limitations set forth in restriction 6. To meet the requirements of regulations in certain states, a Portfolio, as a matter of operating policy, will limit any such pledging, hypothecating or mortgaging to 10% of its total assets, valued at market, so long as shares of such Portfolio are being sold in those states;

         8. May not make loans of money or securities except by the purchase of debt obligations in which a Portfolio may invest consistent with its investment objectives and policies and by investment in repurchase agreements;

         9. May not enter into repurchase agreements (i) not terminable within seven days if, as a result thereof, more than 10% of a Portfolio's total assets would be committed to such repurchase agreements (whether or not illiquid) or other illiquid investments,*** or (ii) with a particular vendor if immediately thereafter more than 5% of such Portfolio's assets would be committed to repurchase agreements entered into with such vendor; or

____________________

** To the extent that these restrictions are more permissive than the provisions of Rule 2a-7 as it may be amended from time to time, the Portfolio will comply with the more restrictive provisions of Rule 2a-7.

*** As a matter of operating policy, each Portfolio will limit its investment in illiquid securities to 10% of its net assets.

         10. May not (a) make investments for the purpose of exercising control; (b) purchase securities of other investment companies, except in connection with a merger, consolidation, acquisition or reorganization; (c) invest in real estate (other than securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein), commodities or commodity contracts; (d) purchase any restricted securities or securities on margin; (e) make short sales of securities or maintain a short position or write, purchase or sell puts (except for standby commitments as described in the Prospectus and above), calls, straddles, spreads or combinations thereof; (f) invest in securities of issuers (other than agencies and instrumentalities of the United States Government) having a record, together with predecessors, of less than three years of continuous operation if more than 5% of a Portfolio's assets would be invested in such securities; (g) purchase or retain securities of any issuer if those officers and trustees of the Fund and officers and directors of the Adviser who own individually more than 1/2 of 1% of the outstanding securities of such issuer together own more than 5% of the securities of such issuer; or (h) act as an underwriter of securities.



                           MANAGEMENT


Trustees and Officers

         The Trustees and principal officers of the Fund and their principal occupations during the past five years are set forth below. Unless otherwise specified, the address of each such person is 1345 Avenue of the Americas, New York, N.Y. 10105. Those Trustees whose names are preceded by an asterisk are "interested persons" of the Trust as defined under the Act. Each Trustee and officer is also a director, trustee or officer of other registered investment companies sponsored by the Adviser.

Trustees

         DAVE H. WILLIAMS**** , 64, Chairman, is Chairman of the
Board of Directors of Alliance Capital Management Corporation




____________________

****An "interested person" of the Fund as defined in the Act.

("ACMC")***** , sole general partner of the Adviser with which he has been associated since prior to 1991.

         JOHN D. CARIFA*, 51, is the President, Chief Operating
Officer, and a Director of ACMC with which he has been associated since prior to 1991.

         SAM Y. CROSS, 69, was, since prior to December 1991, Executive Vice President of The Federal Reserve Bank of New York and manager for foreign operations for The Federal Reserve System. He is also a director of Fuji Bank and Trust Co. His address is 200 East 66th Street, New York, New York 10021.

         CHARLES H. P. DUELL, 58, is President of Middleton Place Foundation with which he has been associated since prior to 1991. He is also a Director of GRC International, Inc., a Trustee Emeritus of the National Trust for Historic Preservation and serves on the Board of Architectural Review, City of Charleston. His address is Middleton Place Foundation, Ashley River Road, Charleston, South Carolina 29414.

         WILLIAM H. FOULK, JR., 64, is an independent consultant. He was formerly Senior Manager of Barrett Associates, Inc., a registered investment adviser, with which he had been associated since prior to 1991. His address is 2 Hekma Road, Greenwich, CT 06831.

         ELIZABETH J. McCORMACK, 74, is an Associate of Rockefeller Family and Associates (philanthropic organization) and has been since prior to 1991. She is a Director of Philip Morris, Inc., Champion International Corporation and The American Savings Bank. She is a Trustee of Hamilton College, and a Member of the Board of Overseers Managers of Swarthmore College and the Memorial Sloan-Kettering Cancer Center. Her address is 30 Rockefeller Plaza, New York, New York 10112.

         DAVID K. STORRS, 52, is an independent consultant. He was formerly President of The Common Fund (investment management for educational institutions) with which he had been associated since prior to 1991. His address is 65 South Gate Lane,
Southport, Connecticut 06490.

         SHELBY WHITE, 58, is an author and financial journalist.
Her address is One Sutton Place South, New York, New York 10022.

____________________

*****For purposes of this Statement of Additional Information, ACMC refers to Alliance Capital Management Corporation, the sole general partner of the Adviser, and to the predecessor general partner of the Adviser of the same name.

Officers

         RONALD M. WHITEHILL - President, 58, is a Senior Vice
President of ACMC and President of Alliance Cash Management
Services with which he has been associated since 1993.
Previously, he was Senior Vice President and Managing Director of
Reserve Fund since prior to 1991.

         JOHN R. BONCZEK - Senior Vice President, 36, is a Vice
President of ACMC with which he has been associated since prior to 1991.

         KATHLEEN A. CORBET - Senior Vice President, 36, has been a Senior Vice President of ACMC since July 1993. Previously, she held various responsibilities as head of Equitable Capital Management Corporation's Fixed Income Management Department, Private Placement Secondary Trading and Fund Management since prior to 1991.

         ROBERT I. KURZWEIL - Senior Vice President, 45, has been a Vice President of ACMC since May 1994. Previously, he was Vice President of Sales and Business Development for Automatic Data Processing with which he had been associated since prior to 1991.

         WAYNE D. LYSKI - Senior Vice President, 55, is an
Executive Vice President of ACMC with which he has been associated since prior to 1991.

         PATRICIA NETTER - Senior Vice President, 45, is a Vice
President of ACMC with which she has been associated since prior to 1991.

         RONALD R. VALEGGIA - Senior Vice President, 49, is a
Senior Vice President of ACMC with which he has been associated since prior to 1991.

         DREW BIEGEL - Vice President, 45, is a Vice President of
ACMC which he has been associated with since prior to 1991.

         JOHN F. CHIODI, Jr. - Vice President, 30, is a Vice
President of ACMC with which he has been associated since prior to 1991.

         DORIS T. CILIBERTI - Vice President, 32, is an Assistant
Vice President of ACMC with which she has been associated since prior to 1991.

         WILLIAM J. FAGAN - Vice President, 34, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1991.

         JOSEPH R. LASPINA - Vice President, 36, is an Assistant
Vice President of ACMC with which he has been associated since prior to 1991.

         LINDA D. NEIL - Vice President, 36, is an Assistant Vice
President of ACMC with which she has been associated since August
1993.  Previously, she was an Associate Director of The Reserve
Fund since prior to 1991.

         RAYMOND J. PAPERA - Vice President, 40, is a Vice
President of ACMC with which he has been associated since prior to 1991.

         PAMELA F. RICHARDSON - Vice President, 43, is a Vice
President of ACMC with which she has been associated since prior to 1991.

         EDMUND P. BERGAN, Jr. - Secretary, 46, is a Senior Vice
President and General Counsel of Alliance Fund Distributors, Inc.
("AFD") with which he has been associated since prior to 1991.

         MARK D. GERSTEN - Treasurer and Chief Financial Officer,
46, is a Senior Vice President of Alliance Fund Services, Inc.
("AFS") and AFD with which he has been associated since prior to 1991.

         JOSEPH J. MANTINEO - Controller, 37, is a Vice President of AFS with which he has been associated since prior to 1991.

         As of October 16, 1996, the Trustees and officers as a group owned less than 1% of the shares of each Portfolio.

         The Fund does not pay any fees to, or reimburse expenses of, its Trustees who are considered "interested persons" of the Fund. The aggregate compensation paid by the Fund to each of the Trustees during its fiscal year ended June 30, 1996, the aggregate compensation paid to each of the Trustees during calendar year 1995 by all of the registered investment companies to which the Adviser provides investment advisory services (collectively, the "Alliance Fund Complex") and the total number of funds in the Alliance Fund Complex with respect to which each of the Trustees serves as a director or trustee, are set forth below. Neither the Fund nor any other fund in the Alliance Fund Complex provides compensation in the form of pension or retirement benefits to any of its directors or trustees.

                                                Total Number
                                                of Funds in
                                                the Alliance
                                 Total          Complex,
                                 Compensation   Including the
                                 From the       Fund, as to
                   Aggregate     Alliance Fund  which the
                   Compensation  Complex,       Trustee is a
Name of Director   from the      Including the  Director or
of the Fund        Fund          Fund           Trustee

Dave H. Williams        $ -0-       $   -0-            6
John D. Carifa          $ -0-       $   -0-           50
Sam Y. Cross            $5,035      $  14,250          3
Charles H.P. Duell      $5,035      $  15,000          3
William H. Foulk, Jr.   $6,929      $ 143,500         31
Elizabeth J. McCormack  $4,405      $  12,000          3
David K. Storrs         $5,035      $  12,000          3
Shelby White            $5,035      $  13,500          3



The Adviser

         Alliance Capital Management L.P., a New York Stock Exchange listed company with principal offices at 1345 Avenue of the Americas, New York, New York 10105, has been retained under an investment advisory agreement (the "Advisory Agreement") to provide investment advice and, in general, to conduct the management and investment program of the Fund under the supervision and control of the Fund's Board of Directors.

         The Adviser is a leading international investment manager supervising client accounts with assets as of September 30, 1996 of more than $173 billion (of which more than $59 billion represented the assets of investment companies). The Adviser's clients are primarily major corporate employee benefit funds, public employee retirement systems, investment companies, foundations and endowment funds and included as of September 30, 1996, 33 of the FORTUNE 100 companies. As of that date, the Adviser and its subsidiaries employed approximately 1,450 employees who operated out of domestic offices and the offices of subsidiaries in Bombay, Istanbul, London, Paris, Sao Paulo, Sydney, Tokyo, Toronto, Bahrain, Luxembourg and Singapore. The 52 registered investment companies comprising more than 110 separate investment portfolios managed by the Adviser currently have more than two million shareholders.

         Alliance Capital Management Corporation, the sole general partner of, and the owner of a 1% general partnership interest in, the Adviser, is an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States ("Equitable"), one of the largest life insurance companies in the United States and a wholly-owned subsidiary of The Equitable Companies Incorporated ("ECI"), a holding company controlled by AXA, a French insurance holding company. As of June 30, 1996, ACMC, Inc. and Equitable Capital Management Corporation, each a wholly-owned direct or indirect subsidiary of Equitable, together with Equitable, owned in the aggregate approximately 57% of the issued and outstanding units representing assignments of beneficial ownership of limited partnership interests in the Adviser ("Units"). As of June 30, 1996, approximately 33% and 10% of the Units were owned by the public and employees of the Adviser and its subsidiaries, respectively, including employees of the Adviser who serve as Trustees of the Fund.

         As of March 1, 1996, AXA and its subsidiaries owned approximately 63.9% of the issued and outstanding shares of capital stock of ECI. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities in France, the United States, Australia, the United Kingdom, Canada and other countries, principally in the Asia Pacific area. AXA is also engaged in asset management, investment banking, securities trading, brokerage, real estate and other financial services activities in the United States, Europe and the Asia Pacific area. Based on information provided by AXA, as of March 1, 1996, 42.1% of the issued ordinary shares (representing 53.4% of the voting power) of AXA were owned by Midi Participations, a French holding company ("Midi"). The shares of Midi were, in turn, owned 61.4% (representing 62.5% of the voting power) by Finaxa, a French holding company, and 38.6% (representing 37.5% of the voting power) by subsidiaries of Assicurazioni Generali S.p.A., an Italian corporation (one of which, Belgica Insurance Holding S.A., a Belgian corporation, owned 30.8%, representing 33.1% of the voting power). As of March 1, 1996, 61.1% of the voting shares (representing 73.4% of the voting power) of Finaxa were owned by five French mutual insurance companies (the "Mutuelles AXA") (one of which, AXA Assurances I.A.R.D. Mutuelle, owned 34.7% of the voting shares representing 40.4% of the voting power), and 25.5% of the voting shares of Finaxa (representing 16% of the voting power) were owned by Banque Paribas, a French bank. Including the ordinary shares owned by Midi, as of March 1, 1996, the Mutuelles AXA directly or indirectly owned 51% of the issued ordinary shares (representing 64.7% of the voting power) of AXA. Acting as a group, the Mutuelles AXA control AXA, Midi and Finaxa.

         Under the Advisory Agreement, the Adviser provides investment advisory services and order placement facilities for each Portfolio of the Fund and pays all compensation of Trustees of the Fund who are affiliated persons of the Adviser. The Adviser or its affiliates also furnish the Fund, without charge, with management supervision and assistance and office facilities. Under the Advisory Agreement, each of the Portfolios pays an advisory fee at the annual rate of .50 of 1% up to $1.25 billion of the average daily value of its net assets, .49 of 1% of the next $.25 billion of such assets, .48 of 1% of the next $.25 billion of such assets, .47 of 1% of the next $.25 billion of such assets, .46 of 1% of the next $1 billion of such assets and
 .45 of 1% of the average daily net assets of the respective Portfolio in excess of $3 billion. The fee is accrued daily and paid monthly. The Adviser will reimburse a Portfolio to the extent that its net expenses (excluding taxes, brokerage, interest and extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year.

         For the fiscal years ended June 30, 1994 and 1995, the Adviser received from the General Portfolio, an advisory fee of $5,716,406 and $5,696,283, respectively. For the fiscal year ended June 30, 1996, the Adviser received from the General Portfolio an advisory fee of $6,072,814 net of voluntary expense reimbursements for expenses exceeding .95 of 1% of its average daily net assets.

         For the fiscal year ended June 30, 1994, the Adviser received from the New York Portfolio an advisory fee of $478,247 net of voluntary expense reimbursements for the period July 1, 1993 to October 31, 1993 for expenses exceeding .80 of 1% of the average daily net assets and for the period November 1, 1993 to June 30, 1994 for expenses exceeding .85 of 1% of the average daily net assets. For the fiscal year ended June 30, 1995, the Adviser received from the New York Portfolio an advisory fee of $699,193 net of voluntary expense reimbursements for expenses exceeding .85 of 1% of the average daily net assets. For the fiscal year ended June 30, 1996, the Adviser received from the New York Portfolio an advisory fee of $1,172,532 net of voluntary expense reimbursements for expenses exceeding .85 of 1% of the average daily net assets.

         For the fiscal years ended June 30, 1994, 1995 and 1996, the Adviser received from the California Portfolio an advisory fee of $888,473, $1,128,198 and $1,419,915, respectively.

         For the fiscal year ended June 30, 1994, the Adviser received from the Connecticut Portfolio an advisory fee of $95,528 net of voluntary expense reimbursements for the period July 1, 1993 to October 31, 1993 for expenses exceeding .70 of 1% of its average daily net assets and for the period November 1,

1993 to June 30, 1994 for expenses exceeding .80 of 1% of its average daily net assets. For the fiscal year ended June 30, 1995, the Adviser received from the Connecticut Portfolio an advisory fee of $126,013 net of voluntary expense reimbursements for expenses exceeding .80 of 1% of its average daily net assets. For the fiscal year ended June 30, 1996, the Adviser received from the Connecticut Portfolio an advisory fee of $209,039 net of voluntary expense reimbursements for expenses exceeding .80 of 1% of its average daily net assets.

         For the period February 7, 1994 (commencement of operations) to June 30, 1994 the Adviser received no advisory fee from the New Jersey Portfolio net of voluntary expense reimbursements, for expenses exceeding .70 of 1% of its average daily net assets. For the fiscal year ended June 30, 1995, the Adviser received from the New Jersey Portfolio an advisory fee of $30,390 net of voluntary expense reimbursements for expenses exceeding .70 of 1% of its average daily net assets for the period July 1, 1994 to February 28, 1995 and from March 1, 1995 to June 30, 1995 for expenses exceeding .80 of 1% of its average daily net assets. For the fiscal year ended June 30, 1996, the Adviser received from the New Jersey Portfolio an advisory fee of $206,856 net of voluntary expense reimbursements for expenses exceeding .80 of 1% of its average daily net assets for the period July 1, 1995 to March 3,1996 and from March 4, 1996 to June 30, 1996 for expenses exceeding .85 of 1% of its average daily net assets.

         For the period October 25, 1994 (commencement of operations) to June 30, 1995 the Adviser received no advisory fee from the Virginia Portfolio net of voluntary expense reimbursements for the period October 25, 1994 for all expenses, for the period October 26, 1994 to May 8, 1995 for expenses exceeding .40 of 1% of the average daily net assets, for the period May 9, 1995 to May 31, 1995 for expenses exceeding .50 of 1% of the average daily net assets and for the period June 1, 1995 to June 30, 1995 for expenses exceeding .60 of 1% of the average daily net assets. For the fiscal year ended June 30, 1996, the Adviser received from the Virginia Portfolio an advisory fee of $187,282 net of voluntary expense reimbursements for the period July 1, 1995 to July 9, 1995 for expenses exceeding .60 of 1% of the average daily net assets, for the period July 10, 1995 to September 17, 1995 for expenses exceeding
 .70 of 1% of the average daily net assets and for the period September 18, 1995 to June 30, 1996 for expenses exceeding .80 of 1% of the average daily net assets.

         For the period July 28, 1995 (commencement of operations) to June 30, 1996, the Adviser received no advisory fee from the Florida Portfolio net of voluntary expense reimbursements for the period July 28, 1995 to September 10, 1995 for all expenses, for the period September 11, 1995 to October 22, 1995 for expenses exceeding .20 of 1% of the average daily net assets, for the period October 23, 1995 to January 2, 1996 for expenses exceeding .40 of 1% of the average daily net assets, for the period January 3, 1996 to March 3, 1996 for expenses exceeding .60 of 1% of the average daily net assets and for the period March 4, 1996 to June 30, 1996 for expenses exceeding .65 of 1% of the average daily net assets.

         In accordance with the Distribution Services Agreement described below, the Fund may pay a portion of advertising and promotional expenses in connection with the sale of shares of the Fund. The Fund also pays for printing of prospectuses and other reports to shareholders and all expenses and fees related to registration and filing with the Securities and Exchange Commission and with state regulatory authorities. The Fund pays all other expenses incurred in its operations, including the Adviser's management fees; custody, transfer and dividend disbursing expenses; legal and auditing costs; clerical, accounting, administrative and other office costs; fees and expenses of Trustees who are not affiliated with the Adviser; costs of maintenance of the Fund's existence; and interest charges, taxes, brokerage fees, and commissions. As to the obtaining of clerical and accounting services not required to be provided to the Fund by the Adviser under the Advisory Agreement, the Fund may employ its own personnel. For such services, it also may utilize personnel employed by the Adviser or its affiliates; if so done, the services are provided to the Fund at cost and the payments therefore must be specifically approved in advance by the Fund's Trustees. In respect of the Adviser's services to the Portfolios for the fiscal years ended June 30, 1994, 1995 and 1996, the Adviser received $104,500, $112,500 and
$109,000 respectively, from the General Portfolio; $83,800, $93,400 and $95,000 respectively, from the New York Portfolio; $84,500, $94,100 and $95,500 respectively, from the California Portfolio; $82,800, $91,700 and $92,500 respectively, from the Connecticut Portfolio; and $51,917 from the New Jersey Portfolio for the period February 7, 1994 (commencement of operations) to June 30, 1994 and for the fiscal years ended June 30, 1995 and 1996, $91,500 and $92,500, respectively. For the fiscal period October 25, 1994 (commencement of operations) to June 30, 1995, the Adviser received $47,000 from the Virginia Portfolio. For the fiscal year ended June 30, 1996, the Adviser received $92,500 from the Virginia Portfolio. For the period July 28, 1995 (commencement of operations) to June 30, 1996, the Adviser received $46,000 from the Florida Portfolio.

         The Fund has made arrangements with certain broker-dealers whose customers are Fund shareholders pursuant to which the broker-dealers perform shareholder servicing functions, such as opening new shareholder accounts, processing purchase and redemption transactions, and responding to inquiries regarding the Fund's current yield and the status of shareholder accounts. The Fund pays for the electronic communications equipment maintained at the broker-dealers' offices that permits access to the Fund's computer files and, in addition, reimburses the broker-dealers at cost for personnel expenses involved in providing the services. All such reimbursements must be approved in advance by the Fund's Trustees. For the fiscal years ended June 30, 1994, 1995 and 1996, broker-dealers were reimbursed $540,747, $360,255 and $462,107, respectively, by the General Portfolio; $77,807, $33,165 and $84,873, respectively, by the New York Portfolio; $43,047, $83,891 and $94,952, respectively, by the California Portfolio; $26,041, $21,142 and $31,442, respectively, by the Connecticut Portfolio; for the period February 7, 1994 (commencement of operations) to June 30, 1994, $847 from the New Jersey Portfolio and for the fiscal years ended June 30, 1995 and 1996, $4,864 and $10,091, respectively, from the New Jersey Portfolio; for the period October 25, 1994 (commencement of operations) to June 30, 1995 $26,560 from the Virginia Portfolio and for the fiscal year ended June 30, 1996, $65,803 from the Virginia Portfolio; and for the period July 28, 1995 (commencement of operations) to June 30, 1996, $52,469 from the Florida Portfolio.

         The Advisory Agreement became effective on July 22, 1992. Continuance of the Advisory Agreement until June 30, 1997 was approved by the vote, cast in person by all the Trustees of the Trust who neither were interested persons of the Trust nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 3, 1996.

         The Advisory Agreement remains in effect from year to year provided that such continuance is specifically approved at least annually by a vote of a majority of the outstanding shares of the Fund or by the Fund's Trustees, including in either case approval by a majority of the Trustees who are not parties to the Agreement, or interested persons as defined in the Act. The Advisory Agreement may be terminated without penalty on 60 days' written notice at the option of either party or by a vote of the outstanding voting securities of the Fund; it will automatically terminate in the event of assignment. The Adviser is not liable for any action or inaction with regard to its obligations under the Advisory Agreement as long as it does not exhibit willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations.

Distribution Services Agreement

         Rule 12b-1 adopted by the Securities and Exchange Commission under the Act permits an investment company to directly or indirectly pay expenses associated with the distribution of its shares in accordance with a duly adopted and approved plan. The Fund has entered into a Distribution Services Agreement (the "Agreement") which includes a plan adopted pursuant to Rule 12b-1 (the "Plan"). Pursuant to the Plan, the Fund pays to the Adviser a Rule 12b-1 distribution services fee, which may not exceed an annual rate of .25 of 1% of the Fund's aggregate average daily net assets. In addition, under the Agreement the Adviser makes payments for distribution assistance and for administrative and accounting services from its own resources which may include the management fee paid by the Fund. The Agreement became effective on May 1, 1985.

         Payments under the Agreement are used in their entirety for (i) payments to broker-dealers and other financial intermediaries, including Donaldson, Lufkin & Jenrette Securities Corporation, an affiliate of the Adviser, for distribution assistance and to banks and other depository institutions for administrative and accounting services, and (ii) otherwise promoting the sale of shares of the Fund such as by paying for the preparation, printing and distribution of prospectuses and other promotional materials sent to existing and prospective shareholders and by directly or indirectly purchasing radio, television, newspaper and other advertising. In approving the Agreement, the Trustees determined that there was a reasonable likelihood that the Agreement would benefit the Fund and its shareholders.

         During the fiscal year ended June 30, 1996, the General Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $3,038,881 which constituted .25 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $3,227,246. Of the $6,266,127 paid by the General Portfolio and the Adviser under the Agreement, $93,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $6,173,127 for compensation to dealers.

         During the fiscal year ended June 30, 1996 the New York Portfolio made payments to the Adviser for expenditures under the Agreement in amounts aggregating $416,340 which constituted .15 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $971,136. Of the $1,387,476 paid by the New York Portfolio and the Adviser under the Agreement, $24,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $1,363,476 for compensation to dealers.

         During the fiscal year ended June 30, 1996 the California Portfolio mad payments to the Adviser for expenditure under the Agreement in amounts aggregating $681,560 which constituted .24 of 1% of such Portfolio's average daily net assets during the year, and the Adviser made payments from its own resources as described above aggregating $741,187. Of the $1,422,747 paid by the California Portfolio and the Adviser under the Agreement, $24,000 was spent on the printing and mailing of prospectuses for persons other than current shareholders and $1,398,747 for compensation to dealers.

         During the fiscal year ended June 30, 1996, the Connecticut Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $127,586 which constituted .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $305,601. Of the $433,187 paid by the Connecticut Portfolio and the Adviser under the Agreement, $3,000 was spent on printing and mailing of prospectuses for persons other than current shareholders and $430,187 for compensation of dealers.

         During the fiscal year ended June 30, 1996, the New Jersey Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $135,364 which constituted .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $366,031. Of the $501,395 paid by the New Jersey Portfolio and the Adviser under the Agreement, $13,000 was spent on printing and mailing of prospectuses for persons other than current shareholders and $488,395 for compensation of dealers.

         During the fiscal year ended June 30, 1996, the Virginia Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $125,360 which constituted
 .15 of 1% of such Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $281,704. Of the $407,064 paid by the Virginia Portfolio and the Adviser under the Agreement, $11,000 was spent on printing and mailing of prospectuses for persons other than current shareholders and $396,064 for compensation of dealers.

         For the period July 28, 1995 (commencement of operations) to June 30, 1996 the Florida Portfolio made payments to the Adviser for expenditure under the Agreement in amounts aggregating $86,511 which constituted .15 of 1% of such

Portfolio's average daily net assets during the period, and the Adviser made payments from its own resources as described above aggregating $278,413. Of the $364,924 paid by the Florida Portfolio and the Adviser under the Agreement, $45,000 was spent on printing and mailing of prospectuses for persons other than current shareholders and $319,924 for compensation of dealers.

         The administrative and accounting services provided by broker-dealers, depository institutions and other financial institutions may include, but are not limited to, establishing and maintaining shareholder accounts, sub-accounting, processing of purchase and redemption orders, sending confirmations of transactions, forwarding financial reports and other communications to shareholders and responding to shareholder inquiries regarding the Fund. The State of Texas requires that shares of the Fund may be sold in that state only by dealers or other financial institutions that are registered there as broker-dealers. As interpreted by courts and administrative agencies, certain laws and regulations limit the ability of a bank or other depository institution to become an underwriter or distributor of securities. However, in the opinion of the Fund's management based on the advice of counsel, these laws and regulations do not prohibit such depository institutions from providing other services for investment companies such as the administrative and accounting services described above. The Trustees will consider appropriate modifications to the Fund's operations, including discontinuance of payments under the Agreement to banks and other depository institutions, in the event of any future change in such laws or regulations which may affect the ability of such institutions to provide the above-mentioned services.

         The Treasurer of the Fund reports the amounts expended under the Agreement and the purposes for which such expenditures were made to the Trustees on a quarterly basis. Also, the Agreement provides that the selection and nomination of disinterested Trustees (as defined in the Act) are committed to the discretion of the disinterested Trustees then in office.

         The Agreement became effective on July 22, 1992. Continuance of the Agreement until June 30, 1997 was approved by the vote, cast in person by all the Trustees of the Fund who neither were interested persons of the Fund nor had any direct or indirect financial interest in the Agreement or any related agreement, at a meeting called for that purpose on June 3, 1996. The Agreement may be continued annually thereafter if approved by a majority vote of the Trustees who neither are interested persons of the Fund nor have any direct or indirect financial interest in the Agreement or in any related agreement, cast in person at a meeting called for that purpose.

         All material amendments to the Agreement must be approved by a vote of the Trustees, including a majority of the disinterested Trustees, cast in person at a meeting called for that purpose, and the Agreement may not be amended in order to increase materially the costs which the Fund may bear pursuant to the Agreement without the approval of a majority of the outstanding shares of the Fund. The Agreement may also be terminated at any time by a majority vote of the disinterested Trustees, or by a majority of the outstanding shares of the Fund or by the Adviser. Any agreement with a qualifying broker-dealer or other financial intermediary may be terminated without penalty on not more than 60 days' written notice by a vote of the majority of non-party Trustees, by a vote of a majority of the outstanding shares of the Fund, or by the Adviser and will terminate automatically in the event of its assignment.

         The Agreement is in compliance with rules of the National Association of Securities Dealers, Inc. (the "NASD") which became effective July 7, 1993 and which limit the annual asset-based sales charges and service fees that a mutual fund may impose to .75% and .25%, respectively, of average annual net assets.



                PURCHASE AND REDEMPTION OF SHARES


         The Fund may refuse any order for the purchase of shares. The Fund reserves the right to suspend the sale of its shares to the public in response to conditions in the securities markets or for other reasons.

         Accounts Not Maintained Through Financial Intermediaries

Opening Accounts New Investments

         A. When Funds are Sent by Wire (the wire method permits immediate credit)

              1)   Telephone the Fund toll-free at (800)
                   824-1916. The Fund will ask for the name of the account as you wish it to be registered, address of the account, and taxpayer identification number (social security number for an individual). The Fund will then provide you with an account number.

              2)   Instruct your bank to wire Federal funds
                   (minimum $1,000) exactly as follows:

                   ABA 0110 00028
                   State Street Bank and Trust Company
                   Boston, MA  02101
                   Alliance Municipal Trust
                   DDA  9903-279-9

              Your account name as registered with the Fund
              Your account number as registered with the Fund

              3)   Mail a completed Application Form to:

                   Alliance Fund Services, Inc.
                   P.O. Box 1520
                   Secaucus, New Jersey  07096-1520

         B.   When Funds are Sent by Check

              1)   Fill out an Application Form.

              2) Mail the completed Application Form along with your check or negotiable bank draft (minimum
                   $1,000), payable to "Alliance Municipal
                   Trust," to Alliance Fund Services, Inc. as in
                   A(3) above.

Subsequent Investments

         A.   Investments by Wire (to obtain immediate credit)

         Instruct your bank to wire Federal funds (minimum $100) to State Street Bank and Trust Company ("State Street Bank") as in A(2) above.

         B.   Investments by Check

         Mail your check or negotiable bank draft (minimum $100), payable to "Alliance Municipal Trust," to Alliance Fund Services,
Inc. as in A(3) above.

         Include with the check or draft the "next investment" stub from one of your previous monthly or interim account statements. For added identification, place your Fund account number on the check or draft.

Investments Made by Check

         Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt and, thus, is then invested in the Fund. Checks drawn on banks which are not members of the Federal

Reserve System may take longer to be converted and invested. All payments must be in United States dollars.

         PROCEEDS FROM ANY SUBSEQUENT REDEMPTION BY YOU OF FUND SHARES THAT WERE PURCHASED BY CHECK OR ELECTRONIC FUNDS TRANSFER WILL NOT BE FORWARDED TO YOU UNTIL THE FUND IS REASONABLY ASSURED THAT YOUR CHECK OR ELECTRONIC FUNDS TRANSFER HAS CLEARED, UP TO FIFTEEN DAYS FOLLOWING THE PURCHASE DATE. If the redemption request during such period is in the form of a Fund check, the check will be marked "insufficient funds" and be returned unpaid to the presenting bank.

Redemptions

         A.   By Telephone

         You may withdraw any amount from your account on any Fund business day (i.e., any weekday exclusive of days on which the New York Stock Exchange or State Street Bank is closed) between 9:00 a.m. and 5:00 p.m. (New York time) via orders given to Alliance Fund Services, Inc. by telephone toll-free (800) 824-1916. Such redemption orders must include your account name as registered with the Fund and the account number.

         If your telephone redemption order is received by Alliance Fund Services, Inc. prior to 12:00 Noon (New York time), we will send the proceeds in Federal funds by wire to your designated bank account that day. The minimum amount for a wire is $1,000. If your telephone redemption order is received by Alliance Fund Services, Inc. after 12:00 Noon and before 4:00 p.m., we will wire the proceeds the next business day. You also may request that proceeds be sent by check to your designated bank. Redemptions are made without any charge to you.

         During periods of drastic economic or market developments, such as the market break of October 1987, it is possible that shareholders would have difficulty in reaching Alliance Fund Services, Inc. by telephone (although no such difficulty was apparent at any time in connection with the 1987 market break). If a shareholder were to experience such difficulty, the shareholder should issue written instructions to Alliance Fund Services, Inc. at the address shown on the cover of this statement of additional information. The Fund reserves the right to suspend or terminate its telephone redemption service at any time without notice. Neither the Fund nor the Adviser, or Alliance Fund Services, Inc. will be responsible for the authenticity of telephone requests for redemptions that the Fund reasonably believes to be genuine. The Fund will employ reasonable procedures in order to verify that telephone requests for redemptions are genuine, including among others, recording such telephone instructions and causing written confirmations of the resulting transactions to be sent to shareholders. If the Fund did not employ such procedures, it could be liable for losses arising from unauthorized or fraudulent telephone instructions. Selected dealers or agents may charge a commission for handling telephone requests for redemptions.

         B.   By Check-Writing

         With this service, you may write checks made payable to any payee in any amount of $100 or more. Checks cannot be written for more than the principal balance (not including any accrued dividends) in your account. First, you must fill out the Signature Card which is with the Application Form. If you wish to establish this check-writing service subsequent to the opening of your Fund account, contact the Fund by telephone or mail. There is no separate charge for the check-writing service, except that State Street Bank will impose its normal charges for checks which are returned unpaid because of insufficient funds or for checks upon which you have placed a stop order.

The check-writing service enables you to receive the daily dividends declared on the shares to be redeemed until the day that your check is presented to State Street Bank for payment.

         C.   By Mail

         You may withdraw any amount from your account at any time by mail. Written orders for withdrawal, accompanied by duly endorsed certificates, if issued, should be mailed to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520. Such orders must include the account name as registered with the Fund and the account number. All written orders for redemption, and accompanying certificates, if any, must be signed by all owners of the account with the signatures guaranteed by an institution which is an "eligible guarantor" as defined in Rule 17Ad-15 under the Securities Exchange Act of 1934, as amended.



                     ADDITIONAL INFORMATION



         Automatic Investment Program. A shareholder may purchase shares of the Fund through an automatic investment program through a bank that is a member of the National Automated Clearing House Association. Purchases can be made on a Fund business day each month designated by the shareholder. Shareholders wishing to establish an automatic investment program should write or telephone the Fund or AFS at (800) 221-5672.

         Shareholders maintaining Fund accounts through brokerage firms and other institutions should be aware that such institutions necessarily set deadlines for receipt of transaction orders from their clients that are earlier than the transaction times of the Fund itself so that the institutions may properly process such orders prior to their transmittal to State Street Bank and Trust Company ("State Street Bank"). Should an investor place a transaction order with such an institution after its deadline, the institution may not effect the order with the Fund until the next business day. Accordingly, an investor should familiarize himself or herself with the deadlines set by his or her institution. For example, the Fund's Distributor accepts purchase orders from its customers up to 2:15 p.m. (New York time) for issuance at the 4:00 p.m. transaction time and price.
A brokerage firm acting on behalf of a customer in connection with transactions in Fund shares is subject to the same legal obligations imposed on it generally in connection with transactions in securities for a customer, including the obligation to act promptly and accurately.

         Orders for the purchase of Fund shares become effective at the next transaction time after Federal funds or bank wire monies become available to State Street Bank for a shareholder's investment. Federal funds are a bank's deposits in a Federal Reserve Bank. These funds can be transferred by Federal Reserve wire from the account of one member bank to that of another member bank on the same day and are considered to be immediately available funds; similar immediate availability is accorded monies received at State Street Bank by bank wire. Money transmitted by a check drawn on a member of the Federal Reserve System is converted to Federal funds in one business day following receipt. Checks drawn on banks which are not members of the Federal Reserve System may take longer. All payments (including checks from individual investors) must be in United States dollars.

         All shares purchased are confirmed to each shareholder and are credited to his or her account at the net asset value.
To avoid unnecessary expense to the Fund and to facilitate the immediate redemption of shares, share certificates, for which no charge is made, are not issued except upon the written request of a shareholder. Certificates are not issued for fractional shares. Shares for which certificates have been issued are not eligible for any of the optional methods of withdrawal; namely, the telephone, telegraph, check-writing or periodic redemption procedures. The Fund reserves the right to reject any purchase order.

         Arrangements for Telephone Redemptions. If you wish to use the telephone redemption procedure, indicate this on your Application Form and designate a bank and account number to receive the proceeds of your withdrawals. If you decide later that you wish to use this procedure, or to change instructions already given, send a written notice to Alliance Fund Services, Inc., P.O. Box 1520, Secaucus, New Jersey 07096-1520, with your signature guaranteed by an institution which is an eligible guarantor. For joint accounts, all owners must sign and have their signatures guaranteed.

         Retirement Plans. The Fund's objectives of safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives may make it a suitable investment vehicle for part or all of the assets held in various tax-deferred retirement plans. The Fund has available forms of individual retirement account (IRA), simplified employee pension plans (SEP), 403(b)(7) plans and employer-sponsored retirement plans (Keogh or HR10 Plan). Certain services described in this prospectus may not be available to retirement accounts and plans. Persons desiring information concerning these plans should write or telephone the Fund or AFS at (800) 221-5672.

         The Alliance Plans Division of Frontier Trust Company, a subsidiary of The Equitable Life Assurance Society of the United States, is the custodian under these plans. The custodian charges a nominal account establishment fee and a nominal annual maintenance fee. A portion of such fees is remitted to AFS to compensate that organization for services rendered to retirement plan accounts maintained with the Fund.

         Periodic Distribution Plans. Without affecting your right to use any of the methods of redemption described above, by checking the appropriate boxes on the Application Form, you may elect to participate additionally in the following plans without any separate charge. Under the Income Distribution Plan you receive monthly payments of all the income earned in your Fund account, with payments forwarded by check or electronically via the Automated Clearing House ("ACH") network shortly after the close of the month. Under the Systematic Withdrawal Plan, you may request payments by check or electronically via the ACH network in any specified amount of $50 or more each month or in any intermittent pattern of months. If desired, you can order, via a signature-guaranteed letter to the Fund, such periodic payments to be sent to another person. Shareholders wishing either of the above plans electronically through the ACH network should write or telephone the Fund or AFS at (800) 221-5672.

         The Fund has the right to close out an account if it has a zero balance on December 31 and no account activity for the first six months of the subsequent year. Therefore, unless this has occurred, a shareholder with a zero balance, when reinvesting, should continue to use his account number.

Otherwise, the account should be re-opened pursuant to procedures described above or through instructions given to a financial intermediary.

         A "business day," during which purchases and redemptions of Fund shares can become effective and the transmittal of redemption proceeds can occur, is considered for Fund purposes as any weekday exclusive of New Year's Day, Washington's Birthday (observed), Good Friday, Memorial Day (observed), Independence Day, Labor Day, Thanksgiving Day and Christmas Day; if one of these holidays falls on a Saturday or Sunday, purchases and redemptions will likewise not be processed on the preceding Friday or the following Monday, respectively. On any such day that is an official bank holiday in Massachusetts, neither purchases nor wired redemptions can become effective because Federal funds cannot be received or sent by State Street Bank.
On such days, therefore, the Fund can only accept redemption orders for which shareholders desire remittance by check. The right of redemption may be suspended or the date of a redemption payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency (as determined by the Securities and Exchange Commission) exists, or the Commission has ordered such a suspension for the protection of shareholders. The value of a shareholder's investment at the time of redemption may be more or less than his or her cost, depending on the market value of the securities held by the Fund at such time and the income earned.


       DAILY DIVIDENDS - DETERMINATION OF NET ASSET VALUE



         All net income of each Portfolio is determined after the close of each business day, currently 4:00 p.m. New York time (and at such other times as the Trustees may determine) and is paid immediately thereafter pro rata to shareholders of record of that Portfolio via automatic investment in additional full and fractional shares in each shareholder's account at the rate of one share for each dollar distributed. As such additional shares are entitled to dividends on following days, a compounding growth of income occurs.

         A Portfolio's net income consists of all accrued interest income on Portfolio assets less expenses allocable to that Portfolio (including accrued expenses and fees payable to the Adviser) applicable to that dividend period. Realized gains and losses are reflected in a Portfolio's net asset value and are not included in net income. Net asset value per share of each Portfolio is expected to remain constant at $1.00 since all net income of each Portfolio is declared as a dividend each time net income is determined and net realized gains and losses are expected to be relatively small.

         The valuation of the Fund's portfolio securities is based upon their amortized cost which does not take into account unrealized securities gains or losses as measured by market valuations. The amortized cost method involves valuing an instrument at its cost and thereafter applying a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may be higher than that of a fund with identical investments utilizing a method of valuation based upon market prices for its portfolio instruments; the converse would apply in a period of rising interest rates.

         The Fund utilizes the amortized cost method of valuation of portfolio securities in accordance with the provisions of Rule 2a-7 under the Act. Pursuant to such rule, each Portfolio maintains a dollar-weighted average portfolio maturity of 90 days or less, purchases instruments which, at the time of investment, have remaining maturities of no more than one year (which maturities may extend to 397 days), and invests only in securities of high quality. Under Rule 2a-7, the Fund treats a municipal security which has a variable or floating rate of interest as having a maturity equal to the longer of either the period, if any, remaining until the interest rate is next scheduled to be readjusted or the period remaining until the principal amount can be recovered by exercising the security's demand feature. The Fund maintains procedures designed to stabilize, to the extent reasonably possible, the price per share of each Portfolio as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's portfolio holdings by the Trustees at such intervals as they deem appropriate to determine whether and to what extent the net asset value of each Portfolio calculated by using available market quotations or market equivalents deviates from net asset value based on amortized cost. If such deviation as to any Portfolio exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, should be initiated. In the event the Trustees determine that such a deviation may result in material dilution or other unfair results to new investors or existing shareholders, they will consider corrective action which might include (1) selling instruments held by the affected Portfolio prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (2) withholding dividends of net income on shares of that Portfolio; or (3) establishing a net asset value per share of that Portfolio by using available market quotations or equivalents.

         The net asset value of the shares of each Portfolio is determined each business day (and on such other days as the Trustees deem necessary) at 12:00 Noon and 4:00 p.m. New York time. The net asset value per share of a Portfolio is calculated by taking the sum of the value of that Portfolio's investments and any cash or other assets, subtracting liabilities, and dividing by the total number of shares of that Portfolio outstanding. All expenses, including the fees payable to the Adviser, are accrued daily.



                              TAXES



Federal Income Tax Considerations

         Each of the Fund's Portfolios has qualified for each fiscal year to date and intends to qualify in each future year to be taxed as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code") and, as such, will not be liable for Federal income and excise taxes on the net income and capital gains distributed to its shareholders. Since each Portfolio of the Fund distributes all of its net income and capital gains, each Portfolio should thereby avoid all Federal income and excise taxes.

         For shareholders' Federal income tax purposes, distributions to shareholders out of tax-exempt interest income earned by each Portfolio of the Fund generally are not subject to Federal income tax. See, however, "Alternative Minimum Tax" above.

         Distributions out of taxable interest income, other investment income, and short-term capital gains are taxable to shareholders as ordinary income. Since each Portfolio's investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.
Long-term capital gains, if any, distributed by the Fund to a shareholder are taxable to the shareholder as long-term capital gain, irrespective of the length of time he may have held his shares. Distributions of short and long-term capital gains, if any, are normally made once each year near calendar year-end, although such distributions may be made more frequently if necessary in order to maintain the Fund's net asset value at $1.00 per share.

         Interest on indebtedness incurred by shareholders to purchase or carry shares of the Fund is not deductible for

Federal income tax purposes. Under rules of the Internal Revenue Service for determining when borrowed funds are used for purchasing or carrying particular assets, shares may be considered to have been purchased or carried with borrowed funds even though those funds are not directly linked to the shares. Further, persons who are "substantial users" (or related persons) of facilities financed by private activity bonds (within the meaning of Section 147(a) of the Code) should consult their tax advisers before purchasing shares of any Portfolio.

         Substantially all of the dividends paid by each Portfolio are anticipated to be exempt from Federal income taxes. Shortly after the close of each calendar year, a notice is sent to each shareholder advising him of the total dividends paid into his account for the year and the portion of such total that is exempt from Federal income taxes. This portion is determined by the ratio of the tax-exempt income to total income for the entire year and, thus, is an annual average rather than a day-by-day determination for each shareholder.

State Income Tax Considerations

General Portfolio. Shareholders of the General Portfolio may be subject to state and local taxes on distributions from the General Portfolio, including distributions which are exempt from Federal income taxes. Each investor should consult his own tax adviser to determine the tax status of distributions from the General Portfolio in his particular state and locality.

New York Portfolio. Shareholders of the New York Portfolio who are individual residents of New York are not subject to the New York State or New York City personal income taxes on distributions from the New York Portfolio which are designated as derived from municipal securities issued by the State of New York or its political subdivisions. Distributions from the New York Portfolio are, however, subject to the New York Corporate Franchise Tax payable by corporate shareholders.

California Portfolio. Shareholders of the California Portfolio who are individual residents of California are not subject to the California personal income tax on distributions from the California Portfolio which are designated as derived from municipal securities issued by the State of California or its political subdivisions. Distributions from the California Portfolio are, however, subject to the California Corporate Franchise Tax payable by corporate shareholders.

Connecticut Portfolio. Shareholders of the Connecticut Portfolio who are individual residents of Connecticut are not subject to Connecticut personal income taxes on distributions from the Connecticut Portfolio which are designated as derived from municipal securities issued by the State of Connecticut or its political subdivisions.

New Jersey Portfolio. Shareholders of the Portfolio who are individual residents of New Jersey are not subject to the New Jersey personal income tax on distributions from the Portfolio which are designated as derived from municipal securities issued by the State of New Jersey or its political subdivisions. Distributions from the Portfolio are, however, subject to the New Jersey Corporation Business (Franchise) Tax and the New Jersey Corporation Income Tax payable by corporate shareholders.

Virginia Portfolio. Shareholders of the Virginia Portfolio who are individual residents of Virginia are not subject to the Virginia personal income tax on distributions from the Portfolio which are designated as derived from municipal securities issued by the Commonwealth of Virginia or its political subdivisions.

Florida Portfolio. Dividends paid by the Portfolio to individual Florida shareholders will not be subject to Florida income tax, which is imposed only on corporations. However, Florida currently imposed an "intangible tax" at the rate of $2.00 per $1,000 taxable value of certain securities, such as shares of the Portfolio, and other intangible assets owned by Florida residents. U.S. Government Securities and Florida municipal securities are exempt from this intangible tax. It is anticipated that the Portfolio's shares will qualify for exemption from the Florida intangible tax. In order to so qualify, the Portfolio must, among other things, have its entire portfolio invested in U.S. Government Securities and Florida municipal securities on December 31 of any year. Exempt-interest dividends paid by the Portfolio to corporate shareholders will be subject to Florida corporate income tax.



                       GENERAL INFORMATION



         Portfolio Transactions. Subject to the general supervision of the Trustees of the Fund, the Adviser is responsible for the investment decisions and the placing of the orders for portfolio transactions for the Fund. Because the Fund invests in securities with short maturities, there is a relatively high portfolio turnover rate. However, the turnover rate does not have an adverse effect upon the net yield and net asset value of the Fund's shares since the Fund's portfolio transactions occur primarily with issuers, underwriters or major dealers in money market instruments acting as principals. Such transactions are normally on a net basis which do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.

         The Fund has no obligations to enter into transactions in portfolio securities with any dealer, issuer, underwriter or other entity. In placing orders, it is the policy of the Fund to obtain the best price and execution for its transactions. Where best price and execution may be obtained from more than one dealer, the Adviser may, in its discretion, purchase and sell securities through dealers who provide research, statistical and other information to the Adviser. Such services may be used by the Adviser for all of its investment advisory accounts and, accordingly, not all such services may be used by the Adviser in connection with the Fund. The supplemental information received from a dealer is in addition to the services required to be performed by the Adviser under the Advisory Agreement, and the expenses of the Adviser will not necessarily be reduced as a result of the receipt of such information. Portfolio securities will not be purchased from or sold to the Adviser's affiliate, Donaldson, Lufkin & Jenrette, Inc., or any subsidiary or affiliate of the parent. During the fiscal years ended June 30, 1994, 1995 and 1996, the Fund paid no brokerage commissions.

         Capitalization. All shares of the Fund, when issued, are fully paid and non-assessable. The Trustees are authorized to reclassify and issue any unissued shares to any number of additional classes or series without shareholder approval. Accordingly, the Trustees in the future, for reasons such as the desire to establish one or more additional portfolios with different investment objectives, policies or restrictions, may create additional classes or series of shares. Any issuance of shares of another class would be governed by the Investment Company Act of 1940 and the law of the Commonwealth of Massachusetts. Shares of each Portfolio are normally entitled to one vote for all purposes. Generally, shares of all Portfolios vote as a single series for the election of Trustees and on any other matter affecting all Portfolios in substantially the same manner. As to matters affecting each Portfolio differently, such as approval of the Advisory Agreement and changes in investment policy, shares of each Portfolio vote as separate classes. Certain procedures for the removal by shareholders of trustees of investment trusts, such as the Fund, are set forth in Section 16(c) of the Act.

         At October 16, 1996, there were 2,306,841,898 shares of beneficial interest of the Fund outstanding. Of this amount 1,202,753,511 were for the General Portfolio;358,126,577 were for the New York Portfolio; 351,271,233 were for the California Portfolio; 94,600,382 were for the Connecticut Portfolio;

105,694,299 were for the New Jersey Portfolio; 97,200,249 were for the Virginia Portfolio; and 97,195,647 were for the Florida Portfolio. To the knowledge of the Fund the following persons owned of record and no person owned beneficially, 5% or more of the outstanding shares of the Portfolio as of October 16, 1996:

                                   No. of            % of
Name and Address                   Shares            Class

General Portfolio:
Robert W. Baird & Co, as Agent,    179,664,679.4400  14.94%
Omnibus A/C for Exclusive
  Benefit of Customers
First Wisconsin Building
777 East Wisconsin Avenue
Milwaukee, WI  53202-5302

Ragen Mackenzie Incorporated       78,447,213.1000   6.52%
as Agent OmniBUS A/C FOR
Exclusive Benefit of Customers
999 3rd Ave. Suite 4300
Seattle, WA 98104-4001

New York Portfolio:
Aspire Partners L.P.               26,043,007.7300   7.27%
c/o Global Directmail Corp.
Attn Richard Leeds
22 Harbor Park Drive
Port Washington, NY  11050-4650

US Clearing Corp./Omnibus Acct.    23,962,581.5000   6.69%
f/b/o Customers
26 Broadway, 12th Floor
New York, N.Y. 10004-1801

California Portfolio:
Stone & Youngberg as Agent         48,386,688.5400   13.77%
Omnibus A/C for Exclusive
Benefit of Customers
50 California St. 35th Floor
San Francisco, CA 94111-4624

US Clearing Corp./Omnibus Acct.    19,532,388.5700   5.56%
f/b/o Customers
26 Broadway, 12th Floor
New York, N.Y.  10004-1801

Connecticut Portfolio:
Eugene B. Shanks                   5,108,330.4500    5.40%
30 Hope Farm Road
Greenwich CT  06830-3331

US Clearing Corp./Omnibus Acct.    13,410,006.4500   14.18%
f/b/o Customers
26 Broadway 12th Floor
New York, NY  10004-1801

New Jersey Portfolio:
US Clearing Corp./Omnibus Acct.    8,792,384.2000    8.32%
f/b/o Customers
26 Broadway 12th, Floor
New York, N.Y.  10004-1801

Leon M. Pollack                    6,949,097.1600    6.57%
Long Hill Rd.
New Vernon, NJ  07976

Virginia Portfolio:
Scott and Stringfellow             22,911,693.7800   23.57%
Inv. Corp., as Agent,
Omnibus A/C for Exclusive
Benefit of Customers
P.O. Box 1575
Richmond, VA  23218-1575

Davenport & Co. of Virginia Inc.   62,639,395.0200   64.44%
as Agent Ominbus A/C for Exclusive
Benefit of Customers
One James Center
901 E. Cary Street
Richmond, VA  23219-4057

Florida Portfolio:
US Clearing Corp./Omnibus Acct.    42,233,363.6700   43.45%
f/b/o Customers
26 Broadway, 12th Floor
New York, NY  10004-1801

Robert W. Baird & Co, as Agent,    29,326,578.7700   30.17%
Omnibus A/C for Exclusive
  Benefit of Customers
First Wisconsin Building
777 East Wisconsin Avenue
Milwaukee, WI  53202-5302

         Shareholder Liability. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the Fund and requires that the Trustees use their best efforts to ensure that notice of such disclaimer be given in each note, bond, contract, instrument, certificate or undertaking made or issued by the trustees or officers of the Fund. The Agreement and Declaration of Trust provides for indemnification out of the property of the Fund for all loss and expense of any shareholder of the Fund held personally liable for the obligations of the Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund would be unable to meet its obligations. In the view of the Adviser, such risk is not material.

         Legal Matters. The legality of the shares offered hereby has been passed upon by Seward & Kissel, New York, New
York, counsel for the Fund and the Adviser. Seward & Kissel has relied upon the opinion of Sullivan & Worcester, Boston, Massachusetts, for matters relating to Massachusetts law.

         Accountants. An opinion relating to each Portfolio's financial statements is given herein by McGladrey & Pullen, LLP, New York, New York, independent auditors for the Fund.

         Yield Quotations. Advertisements containing yield quotations for one or more Portfolios for the Fund may from time to time be sent to investors or placed in newspapers, magazines or other media on behalf of the Fund. These advertisements may quote performance rankings, ratings or data from independent organizations or financial publications such as Lipper Analytical Services, Inc., Morningstar, Inc., IBC's Money Fund Report, IBC's Money Market Insight or Bank Rate Monitor or compare the Fund's performance to bank money market deposit accounts, certificates of deposit or various indices. Such yield quotations are calculated in accordance with the standardized method referred to in Rule 482 under the Securities Act of 1933. The daily dividends for the seven days ended June 30, 1996 for the General, New York, California, Connecticut, New Jersey, Virginia and Florida Portfolios amounted to an annualized yield, after expense reimbursement, of 2.74%, 2.68%, 2.64%, 2.67%, 2.61%, 2.73% and
2.92%, respectively, equivalent to 2.78%, 2.72%, 2.68%, 2.71%,
2.64%, 2.77% and 2.96%, respectively, when adjusted for the Fund's daily compounding. Absent expense reimbursement, the annualized yield for this period for the General Portfolio would have been 2.69%, equivalent to an effective yield of 2.73%. Absent expense reimbursement, the annualized yield for this period for the New York Portfolio would have been 2.16%, equivalent to an effective yield of 2.18%. Absent expense reimbursement, the annualized yield for this period for the California Portfolio would have been 2.56%, equivalent to an effective yield of 2.59%. Absent expense reimbursement, the annualized yield for this period for the Connecticut Portfolio would have been 2.31%, equivalent to an effective yield of 2.34%. Absent expense reimbursement, the annualized yield for this period for the New Jersey Portfolio would have been 2.24%, equivalent to an effective yield of 2.27%. Absent expense reimbursement, the annualized yield for this period for the Virginia Portfolio would have been 2.49%, equivalent to an effective yield of 2.52%. Absent expense reimbursement, the annualized yield for this period for the Florida Portfolio would have been 2.49%, equivalent to an effective yield of 2.52%.

         Yield quotations for a Portfolio are thus determined by
(i) computing the net change over a seven-day period, exclusive of the capital changes, in the value of a hypothetical pre-existing account having a balance of one share of such Portfolio at the beginning of such period, (ii) dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return, and (iii) multiplying the base period return by (365/7) with the resulting yield figure carried to the nearest hundredth of one percent. A Portfolio's effective annual yield represents a compounding of the annualized yield according to the formula:

effective yield = [(base period return + 1) 365/7] - 1.

         Depending on an investor's tax bracket, an investor may earn a substantially higher after-tax return from the Fund than from comparable investments the income from which is taxable.
For example, the yield for the week ended June 30, 1996 for the General Portfolio was 2.74%; for the New York Portfolio, 2.68%; for the California Portfolio, 2.64%; for the Connecticut Portfolio, 2.67%; for the New Jersey Portfolio, 2.61%; for the Virginia Portfolio, 2.73% and for the Florida Portfolio, 2.92%. The corresponding tax equivalent yield, however, for such period for the General Portfolio was 4.54%; for the New York Portfolio, 4.78%, computed without taking into account the effects of New York City income taxes, and 5.02%, computed assuming the effects of New York City income taxes; for the California Portfolio, 4.91%; for the Connecticut Portfolio, 4.63%; for the New Jersey Portfolio, 4.62%; for the Virginia Portfolio, 4.80%; and for the Florida Portfolio, 4.83%. The corresponding tax equivalent effective yield for such period for the General Portfolio was 4.64%; for the New York Portfolio, 4.90%, computed without taking into account the effects of New York City income taxes, and 5.15%, computed assuming the effects of New York City income taxes; for the California Portfolio, 5.03%; for the Connecticut Portfolio, 4.74%; for the New Jersey Portfolio, 4.73%; for the Virginia Portfolio, 4.92%; and 4.95% for the Florida Portfolio. These tax equivalent yields assume that the taxpayer is an individual in the highest federal and state (and, if applicable, New York City) income tax brackets, who is not subject to federal or state alternative minimum taxes and who is able to fully deduct state (and, if applicable, New York City) taxes in computing federal taxable income. The tax rates used in these calculations were: Federal 39.50%, New York State 7.125%, New York City 4.40%, California 11.00%, Connecticut 4.50%, New Jersey 6.37%, Virginia 5.75%. The tax equivalent yield is computed by dividing that portion of the yield of a Portfolio that is tax-exempt by one minus the applicable marginal income tax rate (39.60% in the case of the General and Florida Portfolios; the combined effective federal and state (and, if applicable, New York City) marginal income tax rates in the case of the New York,

California, Connecticut, New Jersey and Virginia Portfolios) and adding the quotient to that portion, if any, of the yield of the Portfolio that is not tax-exempt.

         Reports. You will receive semi-annual and annual reports of the Fund as well as a monthly summary of your account.
You can arrange for a copy of each of your account statements to be sent to other parties.

         Additional Information. This Statement of Additional Information does not contain all the information set forth in the Registration Statement filed by the Fund with the Securities and Exchange Commission under the Securities Act of 1933. Copies of the Registration Statement may be obtained at a reasonable charge from the Commission or may be examined, without charge, at the Commission's offices in Washington, D.C.

                           APPENDIX A
               DESCRIPTION OF MUNICIPAL SECURITIES


         Municipal Notes generally are used to provide for short-term capital needs and usually have maturities of one year or less. They include the following:

         1. Project Notes, which carry a U.S. Government guarantee, are issued by public bodies (called "local issuing agencies") created under the laws of a state, territory, or U.S. possession. They have maturities that range up to one year from the date of issuance. Project Notes are backed by an agreement between the local issuing agency and the Federal Department of Housing and Urban Development. These Notes provide financing for a wide range of financial assistance programs for housing, redevelopment, and related needs (such as low-income housing programs and renewal programs).

         2. Tax Anticipation Notes are issued to finance working capital needs of municipalities. Generally, they are issued in anticipation of various seasonal tax revenues, such as income, sales, use and business taxes, and are payable from these specific future taxes.

         3. Revenue Anticipation Notes are issued in expectation of receipt of other types of revenues, such as Federal revenues available under the Federal Revenue Sharing
Programs.

         4. Bond Anticipation Notes are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds then provide the money for the repayment of the Notes.

         5. Construction Loan Notes are sold to provide construction financing. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration under the Federal National
Mortgage Association or the Government National Mortgage
Association.

         6. Tax-Exempt Commercial Paper is a short-term obligation with a stated maturity of 365 days or less. It is issued by agencies of state and local governments to finance seasonal working capital needs or as short-term financing in anticipation of longer term financing.

         Municipal Bonds, which meet longer term capital needs and generally have maturities of more than one year when issued, have three principal classifications:

         1. General Obligation Bonds are issued by such entities as states, counties, cities, towns, and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including construction or improvement of schools, highways and roads, and water and sewer systems. The basic security behind General Obligation Bonds is the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to the rate or amount of special assessments.

         2. Revenue Bonds generally are secured by the net revenues derived from a particular facility, group of facilities, or, in some cases, the proceeds of a special excise or other specific revenue source. Revenue Bonds are issued to finance a wide variety of capital projects including electric, gas, water and sewer systems; highways, bridges, and tunnels; port and airport facilities; colleges and universities; and hospitals. Many of these Bonds provide additional security in the form of a debt service reserve fund to be used to make principal and interest payments. Housing authorities have a wide range of security, including partially or fully insured mortgages, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. Some authorities provide further security in the form of a state's ability (without obligation) to make up deficiencies in the debt service reserve fund.

         3. Industrial Development Bonds are considered municipal bonds if the interest paid thereon is exempt from Federal income tax and are issued by or on behalf of public authorities to raise money to finance various privately operated facilities for business and manufacturing, housing, sports, and pollution control. These Bonds are also used to finance public facilities such as airports, mass transit systems, ports, and parking. The payment of the principal and interest on such Bonds is dependent solely on the ability of the facility's user to meet its financial obligations and the pledge, if any, of real and personal property as security for such payment.

                           APPENDIX B
                DESCRIPTION OF SECURITIES RATINGS


Municipal and Corporate
Bonds and Municipal Loans

         The two highest ratings of Moody's Investors Service, Inc. ("Moody's") for municipal and corporate bonds are Aaa and Aa. Bonds rated Aaa are judged by Moody's to be of the best quality. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. Moody's states that Aa bonds are rated lower than the best bonds because margins of protection or other elements make long-term risks appear somewhat larger than Aaa securities. The generic rating Aa may be modified by the addition of the numerals 1, 2 or 3. The modifier 1 indicates that the security ranks in the higher end of the Aa rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of such rating category.

         The two highest ratings of Standard & Poor's Corporation ("Standard & Poor's") for municipal and corporate bonds are AAA and AA. Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. The AA rating may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within that rating category.

Short-Term Municipal Loans

         Moody's highest rating for short-term municipal loans is MIG-1/VMIG-1. Moody's states that short-term municipal securities rated MIG-1/VMIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans bearing the MIG-2/VMIG-2 designation are of high quality, with margins of protection ample although not so large as in the MIG-1/VMIG-1 group.

         Standard & Poor's highest rating for short-term municipal loans is SP-1. Standard & Poor's states that short-term municipal securities bearing the SP-1 designation have very strong or strong capacity to pay principal and interest. Those issues rated SP-1 which are determined to possess overwhelming safety characteristics will be given a plus (+) designation. Issues rated SP-2 have satisfactory capacity to pay principal and interest.

Other Municipal Securities and Commercial Paper

         "Prime-1" is the highest rating assigned by Moody's for other short-term municipal securities and commercial paper, and "A-1+" and "A-1" are the two highest ratings for commercial paper assigned by Standard & Poor's (Standard & Poor's does not rate short-term tax-free obligations). Moody's uses the numbers 1, 2 and 3 to denote relative strength within its highest classification of "Prime", while Standard & Poor's uses the number 1+, 1, 2 and 3 to denote relative strength within its highest classification of "A". Issuers rated "Prime" by Moody's have the following characteristics: their short-term debt obligations carry the smallest degree of investment risk, margins of support for current indebtedness are large or stable with cash flow and asset protection well assured, current liquidity provides ample coverage of near-term liabilities and unused alternative financing arrangements are generally available.
While protective elements may change over the intermediate or longer term, such changes are most unlikely to impair the fundamentally strong position of short-term obligations. Commercial paper issuers rated "A" by Standard & Poor's have the following characteristics: liquidity ratios are better than industry average, long-term debt rating is A or better, the issuer has access to at least two additional channels of borrowing, and basic earnings and cash flow are in an upward trend. Typically, the issuer is a strong company in a well-established industry and has superior management.























                               91
00250185.AG5

STATEMENT OF NET ASSETS
JUNE 30, 1996                      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           MUNICIPAL BONDS-57.0%
           ALABAMA-1.6%
           BIRMINGHAM IDR
           (O'Neal Steel) AMT VRDN*
$  4,745   6/01/08                                 3.60%     $ 4,745,000
           DECATUR SOLID WASTE
           (Trico Steel Co. Project) AMT VRDN*
  14,000   3/01/26                                 3.60       14,000,000
                                                             -----------
                                                              18,745,000

           ARIZONA-2.2%
           PHOENIX IDA
           (America West Airlines) AMT VRDN*
  10,000   8/01/16                                 3.70       10,000,000
           PHOENIX IDA MFHR
           (Mariners Pointe Apts. Project)
           Series '93A AMT VRDN*
   8,420   10/01/23                                3.60        8,420,000
           TUCSON IDA MFHR
           (Lincoln Garden Apts.) VRDN*
   6,750   2/01/06                                 3.55        6,750,000
                                                             -----------
                                                              25,170,000

           CALIFORNIA-3.4%
           ALAMEDA COUNTY IDR
           (JMS Partnership Proj.)
           Series '95A AMT VRDN*
   2,600   10/01/25                                3.30        2,600,000
           ALAMEDA COUNTY TRAN
  10,000   7/05/96                                 4.00       10,000,519
           CALIFORNIA HIGHER ED
           Student Loan Revenue Series D-2 PPB*
   6,300   7/01/97                                 3.95        6,300,000
           CALIFORNIA PCFA SOLID WASTE
           (CR&R Inc. Project)
           Series '95A AMT VRDN*
   2,000   10/01/10                                3.40        2,000,000
           INDIO HOUSING AUTH. MFHR
           (Smoketree Apts.) Series A VRDN*
   1,500   12/01/07                                3.25        1,500,000
           LANCASTER MFHR
           (Household Bank Project)
           Series '84A VRDN*
   7,200   11/01/04                                3.43%       7,200,000
           LOS ANGELES TRAN
           (Unified School District)
   7,500   7/03/96                                 3.95        7,500,204
           OCEANSIDE MFHR
           (Riverview Springs Apts.)
           Series '90A AMT VRDN*
   2,000   7/01/20                                 3.80        2,000,000
                                                             -----------
                                                              39,100,723

           DELAWARE-0.4%
           DELAWARE ECONOMIC DEVELOPMENT AUTHORITY
           (Orient Chemical Co.) AMT VRDN*
   4,620   11/01/99                                3.68        4,620,000
           DISTRICT OF COLUMBIA-0.9%
           DISTRICT OF COLUMBIA HFA MFHR
           (Tyler Housing) AMT VRDN*
  10,500   8/01/25                                 3.80       10,500,000
           FLORIDA-0.9%
           FLORIDA HOUSING FINANCE AGENCY MFHR
           (Lakes of Northdale Project)
           Series '84D VRDN*
   1,800   6/01/07                                 3.30        1,800,000
           ORANGE COUNTY HFA SFMR
           Series '96B AMT PPB*
   9,000   4/01/97                                 3.65        9,000,000
                                                             -----------
                                                              10,800,000

           GEORGIA-0.7%
           CARTERSVILLE IDR
           (Bliss & Laughlin Steel)
           Series '88 AMT VRDN*
   3,600   12/01/18                                3.70        3,600,000
           COLLEGE PARK IDR
           (Wynefield I Project) AMT VRDN*
   4,000   12/01/16                                3.75        4,000,000
                                                             -----------
                                                               7,600,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           HAWAII-0.1%
           HAWAII HOUSING FINANCE &
           DEVELOPMENT CORP.
           Series '90B VRDN*
$  1,100   7/01/25                                 3.65%     $ 1,100,000
           ILLINOIS-10.5%
           CHICAGO AIRPORT REVENUE
           (Northwest Airlines Project)
           Series B AMT VRDN*
  16,400   2/01/24                                 3.75       16,400,000
           CHICAGO AIRPORT REVENUE
           (O'Hare International Airport)
           Series '88A AMT VRDN*
  30,000   1/01/18                                 3.55       30,000,000
           ELMHURST HOSPITAL REVENUE
           (Joint Comm. Health Org.)
           Series '88 VRDN*
   8,920   7/01/18                                 3.50        8,920,000
           FRANKLIN PARK IDR
           (Maclean-Fogg Co. Project)
           Series '95 AMT VRDN*
   5,000   2/01/07                                 3.60        5,000,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (Bridgestone Inc.) VRDN*
   3,800   7/01/00                                 3.75        3,800,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (U.G.N. Inc. Project)
           Series '86 AMT VRDN*
   3,500   9/15/11                                 3.75        3,500,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY
           (Valspar Corp.)
           Series '95 AMT VRDN*
   6,000   8/01/15                                 3.55        6,000,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY IDR
           (THK America Inc. Project)
           Series '91 AMT VRDN*
   3,700   7/01/11                                 3.75        3,700,000
           ILLINOIS DEVELOPMENT
           FINANCE AUTHORITY PCR
           (Illinois Power Project)
           Series '87C AMT VRDN*
   7,900   3/01/17                                 3.75        7,900,000
           ILLINOIS HOUSING
           DEVELOPMENT AUTHORITY SFMR
           (Home Mortgage Program)
           Series PT-7 AMT VRDN* AMBAC
  29,725   8/01/19                                 3.75%      29,725,000
           LAKE COUNTY SOLID WASTE REVENUE
           (Countryside Landfill Inc.)
           AMT VRDN*
   5,670   4/01/21                                 3.30        5,670,000
                                                             -----------
                                                             120,615,000

           INDIANA-1.0%
           INDIANA EMP. DEVELOPMENT COMM. IDR
           (O'Neal Steel) AMT VRDN*
   1,000   4/01/10                                 3.60        1,000,000
           RUSHVILLE IDR
           (Fujitsu Ten America)
           Series '86 AMT VRDN*
   3,600   11/01/96                                3.60        3,600,000
           ST. JOSEPH'S COUNTY
           (Edcoat Limited Partnership)
           Series '95 AMT VRDN*
   5,000   9/01/25                                 3.55        5,000,000
           WESTFIELD IDR
           (Porter Project)
           Series '89 AMT VRDN*
   2,300   12/01/09                                3.65        2,300,000
                                                             -----------
                                                              11,900,000

           KANSAS-0.7%
           BUTLER COUNTY
           (Texaco Refining & Marketing)
           Series A AMT VRDN*
   6,700   8/01/24                                 3.85        6,700,000
           WICHITA HEALTH REVENUE
           (CSJ Health Systems)
           Series XXV '85 VRDN*
   1,900   10/01/11                                3.65        1,900,000
                                                             -----------
                                                               8,600,000

           KENTUCKY-1.5%
           BEREA IDR
           (Tokico Manufacturing Corp.)
           Series '87 AMT VRDN*
   3,600   12/01/97                                3.85        3,600,000


2



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           BOWLING GREEN IDR
           (TWN Fastener Inc.)
           Series '88 AMT VRDN*
$  4,125   3/01/08                                 3.75%     $ 4,125,000
           BOWLING GREEN IDR
           (Woodcraft Industries, Inc.)
           Series '95 AMT VRDN*
   5,400   3/01/25                                 3.55        5,400,000
           KENTUCKY HIGHER EDUCATION
           (Student Loan Rev.)
           Series '91E AMT VRDN*
   4,000   12/01/11                                3.50        4,000,000
                                                             -----------
                                                              17,125,000

           MAINE-0.6%
           ORRINGTON RESOURCE RECOVERY
           (Penobscot Energy Project)
           Series B AMT VRDN*
   6,470   5/01/03                                 3.55        6,470,000

           MICHIGAN-0.4%
           MICHIGAN HOUSING
           DEVELOPMENT AUTHORITY MFHR
           (Woodland Meadows Apts.)
           AMT VRDN*
   2,000   11/01/13                                3.60        2,000,000
           MICHIGAN MUNICIPAL BOND AUTHORITY
           Series B
   2,500   7/03/96                                 3.80        2,500,092
                                                             -----------
                                                               4,500,092

           MISSOURI-0.8%
           MEXICO IDA
           (Optec D.D. USA Inc. Project)
           Series '87 AMT VRDN*
   7,000   10/01/97                                3.83        7,000,000
           MISSOURI ECONOMIC
           DEVELOPMENT AUTHORITY
           Export and Infrastructure
           Series A AMT VRDN*
   2,000   9/01/05                                 3.75        2,000,000
                                                             -----------
                                                               9,000,000

           NEBRASKA-1.2%
           NEBRASKA FINANCE AUTHORITY SFMR
           Series '96C AMT PPB*
  13,800   5/01/97                                 3.85%      13,800,000
           NEVADA-0.7%
           CLARK COUNTY IDB
           (Nevada Power Co. Project)
           Series '95B AMT VRDN*
   8,000   10/01/30                                3.60        8,000,000
           NEW HAMPSHIRE-0.7%
           NASHUA HOUSING AUTHORITY MFHR
           (Clocktower Project)
           AMT VRDN*
   6,058   10/20/28                                3.95        6,058,000
           NEW HAMPSHIRE IDA
           (Connecticut Light & Power Co.)
           Series '86 AMT VRDN*
   1,900   11/01/16                                3.55        1,900,000
                                                             -----------
                                                               7,958,000

           NEW JERSEY-1.3%
           JERSEY CITY BAN
  15,000   9/27/96                                 4.00       15,026,001

           NEW MEXICO-0.3%
           SANTA FE MORTGAGE REVENUE SMFR
           (Home Mortgage Revenue)
           Series '95B AMT PPB*
   3,000   11/15/96                                4.00        3,000,000

           NORTH CAROLINA-4.2%
           BLADEN COUNTY PCR
           (BCH Energy Project)
           Series '93 AMT VRDN*
  18,000   11/01/20                                3.70       18,000,000
           LENOIR COUNTY IDR PCR
           (Carolina Energy Project) AMT VRDN*
  30,000   7/01/22                                 3.70       30,000,000
                                                             -----------
                                                              48,000,000

           OHIO-1.5%
           OHIO HOUSING FINANCE AGENCY
           Residential Mortgage Revenue Bonds
           Series '96 A-3 AMT PPB*
  14,000   3/03/97                                 3.40       14,000,000


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           OHIO WATER DEVELOPMENT AUTHORITY
           (Ohio Edison Co.) Series A AMT PPB*
$  3,600   5/01/97                                 3.80%      $3,600,000
                                                             -----------
                                                              17,600,000

           OREGON-2.9%
           OREGON HOUSING AND
           COMMUNITY SERVICES SFMR
           Series '96C AMT
   3,700   5/15/97                                 3.85        3,700,000
           PORT OF PORTLAND SPECIAL OBLIGATION
           (Portland Bulk Terminals)
           Series '96 AMT VRDN*
  30,000   10/01/25                                3.55       30,000,000
                                                             -----------
                                                              33,700,000

           PENNSYLVANIA-0.8%
           PHILADELPHIA GO TRAN
           Series '96A
   9,000   6/30/97                                 3.95        9,047,160
           RHODE ISLAND-0.3%
           RHODE ISLAND HOUSING AND
           MORTGAGE FINANCE CORP.
           (Homeownership Opportunity)
           Series 19D AMT PPB*
   4,000   1/30/97                                 3.55        4,000,000
           SOUTH CAROLINA-4.0%
           BERKELEY COUNTY IDB
           (Nucor Corp. Project)
           Series '95 AMT VRDN*
  19,500   9/01/28                                 3.65       19,500,000
           BERKELEY COUNTY IDB
           (Nucor Corp. Project)
           Series '96A AMT VRDN*
  10,000   3/01/29                                 3.65       10,000,000
           LAURENS COUNTY IDR
           (Nicca USA Project) AMT VRDN*
   8,500   4/01/09                                 4.10        8,500,000
           SOUTH CAROLINA JOBS IDR
           (Venture Packaging)
           Series '95 AMT VRDN*
   7,990   4/01/16                                 3.55        7,990,000
                                                             -----------
                                                              45,990,000

           SOUTH DAKOTA-1.1%
           SOUTH DAKOTA HFA SFMR
           (Homeownership Mortgage) Series G
  12,100   5/01/97                                 4.25%      12,130,929

           TENNESSEE-0.5%
           HAMILTON COUNTY INDUSTRIAL DEVELOPMENT
           (Komatsu American Manufacturing)
           Series '85 VRDN*
   5,400   11/01/05                                3.65        5,400,000

           TEXAS-5.7%
           GREATER EAST TEXAS
           STUDENT LOAN REVENUE
           Series '95A AMT PPB*
  10,650   5/01/97                                 3.85       10,650,000
           GREATER TEXAS STUDENT LOAN REVENUE
           Series '96A AMT PPB*
  18,800   3/01/97                                 3.35       18,800,000
           GULF COAST IDA
           (Gruma Corp. Project) AMT VRDN*
   6,850   11/01/09                                3.65        6,850,000
           HARRIS COUNTY IDR
           (Nippon Pigment USA Project)
           Series '87 AMT VRDN*
   2,500   7/01/02                                 3.95        2,500,000
           SAN ANTONIO IDA
           (Gruma Corp. Project) AMT VRDN*
   6,150   11/01/09                                3.65        6,150,000
           TEXAS GO TRAN
           Series '95A
  20,000   8/30/96                            3.93-4.07       20,023,566
                                                             -----------
                                                              64,973,566

           UTAH-2.6%
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series '96-2 VRDN*
  17,180   7/01/16                                 3.75       17,180,000
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series 2 AMT VRDN*
   9,000   7/01/29                                 3.70        9,000,000


4



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           UTAH HFA SFMR
           (Home Mortgage Revenue)
           Series 4 AMT VRDN*
$  3,100   7/01/28                                 3.60%     $ 3,100,000
                                                             -----------
                                                              29,280,000

           WASHINGTON-3.5%
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '91 AMT VRDN*
   5,700   6/01/06                                 3.75        5,700,000
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN*
   6,200   8/01/07                                 3.75        6,200,000
           PORT OF PORT ANGELES IDR
           (Daishowa America Project)
           Series '92B AMT VRDN*
   2,725   12/01/07                                3.75        2,725,000
           WASHINGTON HFA MFHR
           (Arbor Park Project)
           Series '94 AMT VRDN*
   6,400   10/01/24                                3.60        6,400,000
           WASHINGTON HFA MFHR
           (Heatherstone Apts.)
           Series '95 AMT VRDN*
   9,800   7/01/25                                 3.40        9,800,000
           WASHINGTON PUBLIC POWER SUPPLY
           Electric Revenue Project #1
           Series '93 IA2 VRDN*
     100   7/01/17                                 3.35          100,000
           WASHINGTON STUDENT
           LOAN FINANCE ASSOCIATION
           Third Program Series B AMT VRDN*
   9,000   12/01/02                                3.55        9,000,000
                                                             -----------
                                                              39,925,000

           Total Municipal Bonds
           (amortized cost $653,676,471)                     653,676,471

           COMMERCIAL PAPER-45.6%
           ALABAMA-0.5%
           PHENIX CITY IDB
           (Mead Board Project) AMT
   5,500   7/11/96                                 3.60        5,500,000
           ARIZONA-1.6%
           SALT RIVER PROJECT
           Agricultural Imp. & Power District
   7,039   8/26/96                                 3.45%       7,039,000
           SALT RIVER PROJECT
           Agricultural Imp. & Power District
  11,000   8/16/96                                 3.50       11,000,000
                                                              18,039,000
           CALIFORNIA-0.5%
           CALIFORNIA PCFA PCR
           (Pacific Gas & Electric)
           Series '88D AMT
   6,000   7/25/96                                 3.50        6,000,000
           COLORADO-2.6%
           DENVER AIRPORT REVENUE
           Series B AMT
   2,700   7/15/96                                 3.70        2,700,000
           DENVER AIRPORT REVENUE
           Series B AMT
   7,000   8/08/96                                 3.85        7,000,000
           DENVER AIRPORT REVENUE
           Series B AMT
  20,230   8/07/96                                 3.95       20,230,000
                                                             -----------
                                                              29,930,000

           FLORIDA-3.9%
           FLORIDA LOCAL GOVERNMENT COMM.
           (Assoc. of Counties)
   8,741   8/20/96                                 3.50        8,740,800
           JACKSONVILLE POLLUTION CONTROL
           (Florida Power & Light) Series '94
   3,200   8/15/96                                 3.50        3,200,000
           JACKSONVILLE POLLUTION CONTROL
           (Florida Power & Light) Series '94
   4,600   10/17/96                                3.65        4,600,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital) Series A
   3,200   7/16/96                                 3.60        3,200,000


5



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series B
$  2,500   8/08/96                                 3.80%     $ 2,500,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series C
   5,000   7/26/96                                 3.55        5,000,000
           SARASOTA HOSPITAL REVENUE
           (Sarasota Memorial Hospital)
           Series C
   1,200   8/08/96                                 3.80        1,200,000
           ST. LUCIE PCR
           (Florida Power & Light) Series '94A
  16,650   8/15/96                                 3.45       16,650,000
                                                             -----------
                                                              45,090,800

           GEORGIA-2.4%
           ATHENS CLARKE IDA
           (Rhone-Merieux Inc. Project)
           Series '88 AMT
   2,900   8/27/96                                 3.75        2,900,000
           GEORGIA MUNICIPAL GAS AUTHORITY
           (Southern Portfolio 1 Project)
           Series D
   7,000   7/18/96                                 3.55        7,000,000
           GEORGIA MUNICIPAL GAS AUTHORITY
           (Transco Portfolio 1) Series B
   3,000   8/28/96                                 3.60        3,000,000
           GEORGIA MUNICIPAL GAS AUTHORITY
           Series '85B
  14,950   8/23/96                                 3.70       14,950,000
                                                             -----------
                                                              27,850,000

           ILLINOIS-1.9%
           DECATUR WATER REVENUE
           (New South Water Treatment)
           Series '85
   9,900   7/18/96                                 3.70        9,900,000
           DECATUR WATER REVENUE
           (New South Water Treatment)
           Series '85
  12,000   7/18/96                                 3.80       12,000,000
                                                             -----------
                                                              21,900,000

           INDIANA-0.3%
           SULLIVAN COOPERATIVE FINANCE CORP.
           (Hoosier Energy Rural Electric)
           Series '85L-6
   3,000   10/01/96                                3.65%       3,000,000

           KANSAS-0.5%
           BURLINGTON PCR
           (Kansas City Power & Light)
           Series '85B
   6,000   9/11/96                                 3.70        6,000,000

           MASSACHUSETTS-0.3%
           MASSACHUSETTS BAY TRANS. AUTH.
           Series B
   4,000   7/11/96                                 3.50        4,000,000

           MICHIGAN-1.6%
           MICHIGAN BUILDING AUTHORITY AMT
   9,200   8/28/96                                 3.70        9,200,000
           MICHIGAN HOUSING DEVELOPMENT
           AUTHORITY MFHR
           (Housing Revenue Bonds)
           Series '88A AMT
   4,700   7/12/96                                 3.40        4,700,000
           MICHIGAN HOUSING DEVELOPMENT
           AUTHORITY MFHR
           (Housing Revenue Bonds)
           Series '88A AMT
   5,000   7/29/96                                 3.70        5,000,000
                                                             -----------
                                                              18,900,000

           NEW YORK-7.4%
           NEW YORK CITY GO
           Series '96
  19,000   8/22/96                                 3.50       19,000,000
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series '94
   7,400   8/08/96                                 3.70        7,400,000
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 3
   8,000   7/15/96                                 3.50        8,000,000
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 3
  11,500   10/10/96                                3.60       11,500,000


6



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           NEW YORK MUNICIPAL WATER AUTHORITY
           Series 4
$  6,500   8/12/96                                 3.80%     $ 6,500,000
           NIAGARA COUNTY SOLID WASTE REV. IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
  12,700   7/30/96                                 3.70       12,700,000
           NIAGARA COUNTY SOLID WASTE REV. IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   4,500   7/26/96                                 3.55        4,500,000
           NIAGARA COUNTY SOLID WASTE REV. IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   5,000   7/12/96                                 3.60        5,000,000
           NIAGARA COUNTY SOLID WASTE REV. IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   5,700   8/16/96                                 3.60        5,700,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY AMT
   4,225   9/10/96                                 3.70        4,225,000
                                                             -----------
                                                              84,525,000

           OHIO-0.3%
           OHIO WATER DEVELOPMENT AUTHORITY PCR
           (Dusquesne Light Co.) Series '88 AMT
   3,000   8/02/96                                 3.60        3,000,000
           PENNSYLVANIA-4.3%
           ALLEGHENY COUNTY IDR
           (U.S. Steel Environment Imp.)
           Series '85
  18,300   9/06/96                                 3.75       18,300,000
           CARBON COUNTY
           Res. Rec.:(Panther Creek Project)
           Series '90A AMT
   5,000   8/23/96                                 3.50        5,000,000
           CARBON COUNTY
           Res. Rec.:(Panther Creek Project)
           Series '90B AMT
   5,700   10/18/96                                3.75        5,700,000
           VENANGO INDUSTRIAL DEVELOPMENT
           AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   6,000   8/23/96                                 3.50%       6,000,000
           VENANGO INDUSTRIAL DEVELOPMENT
           AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   4,200   8/26/96                                 3.55        4,200,000
           VENANGO INDUSTRIAL DEVELOPMENT
           AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   7,400   8/30/96                                 3.70        7,400,000
           VENANGO INDUSTRIAL DEVELOPMENT
           AUTHORITY
           Res. Rec.:(Scrubgrass Project)
           Series '93 AMT
   2,750   10/01/96                                3.70        2,750,000
                                                             -----------
                                                              49,350,000

           TEXAS-9.6%
           AUSTIN UTILITY SYSTEMS
           (Travis & Williamson County) Series A
   7,000   8/22/96                                 3.40        7,000,000
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utility Electric Co.)
           Series '94A AMT
   2,400   7/29/96                                 3.40        2,400,000
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utility Electric Co.)
           Series '94A AMT
   3,700   8/12/96                                 3.50        3,700,000
           BRAZOS RIVER AUTHORITY PCR
           (Texas Utility Electric Co.)
           Series '94A AMT
   2,000   8/12/96                                 3.60        2,000,000
           BRAZOS RIVER HARBOR NAVIGATION
           DISTRICT PCR
           (Dow Chemical Project)
           Series '88 AMT
   5,000   7/19/96                                 3.65        5,000,000


7



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           BRAZOS RIVER HARBOR NAVIGATION
           DISTRICT PCR
           (Dow Chemical Project)
           Series '88 AMT
$  8,300   8/13/96                                 3.75%     $ 8,300,000
           BRAZOS RIVER HARBOR NAVIGATION
           DISTRICT PCR
           (Dow Chemical Project) Series '92 AMT
   9,860   8/13/96                                 3.75        9,860,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
  10,000   8/26/96                                 3.45       10,000,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   5,600   8/22/96                                 3.50        5,600,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   5,000   8/20/96                                 3.55        5,000,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   8,000   9/10/96                                 3.65        8,000,000
           DALLAS AREA RAPID TRANSIT
           Sales Tax Revenue Series A
   5,000   9/10/96                                 3.70        5,000,000
           PORT DEVELOPMENT CORP.
           (Mitsui Marine Terminal Project)
           Series '85A
   6,000   8/14/96                                 3.80        6,000,000
           SAN ANTONIO WATER SYSTEMS
           Series '95
  10,000   7/23/96                                 3.45       10,000,000
           UNIVERSITY OF TEXAS BOARD OF REGENTS
           Series A
   9,000   8/16/96                                 3.45        9,000,000
           UNIVERSITY OF TEXAS BOARD OF REGENTS
           Series A
  13,800   10/18/96                                3.65%      13,800,000
                                                             -----------
                                                             110,660,000

           UTAH-3.2%
           INTERMOUNTAIN POWER AGENCY
           Power Supply Revenue Series '85E
   8,000   7/19/96                                 3.50        8,000,000
           TOOELE COUNTY WASTE REVENUE
           (Rollins Environmental, Inc.)
           Series A AMT
  16,200   8/21/96                                 3.75       16,200,000
           TOOELE COUNTY WASTE REVENUE
           (Rollins Environmental, Inc.)
           Series A AMT
  12,300   7/09/96                                 3.75       12,300,000
                                                             -----------
                                                              36,500,000

           VIRGINIA-0.3%
           LOUISA PCR
           (Virginia Electric & Power Co.)
           Series '87
   4,000   7/24/96                                 3.70        4,000,000
           WEST VIRGINIA-1.6%
           WEST VIRGINIA PUBLIC ENERGY AUTHORITY
           (Morgantown Energy Assoc.)
           Series '89A AMT
   6,500   8/06/96                                 3.30        6,500,000
           WEST VIRGINIA PUBLIC ENERGY AUTHORITY
           (Morgantown Energy Assoc.)
           Series '89A AMT
  10,000   8/22/96                                 3.50       10,000,000
           WEST VIRGINIA PUBLIC ENERGY AUTHORITY
           (Morgantown Energy Assoc.)
           Series '89A AMT
   2,000   10/18/96                                3.75        2,000,000
                                                             -----------
                                                              18,500,000


8



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           WISCONSIN-0.5%
           WISCONSIN HEALTH & EDUCATION
           FACILITIES
           (Alexian Village of Milwaukee)
           Series '88A
$  5,500   7/22/96                                 3.80%     $ 5,500,000

           WYOMING-0.6%
           SWEETWATER COUNTY PCR
           Series '92B
   6,305   7/11/96                                 3.40        6,305,000

           PUERTO RICO-1.7%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
  10,000   8/09/96                                 3.65       10,000,000
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
   9,200   8/21/96                                 3.65%       9,200,000
                                                             -----------
                                                              19,200,000

           Total Commercial Paper
           (amortized cost $523,749,800)                     523,749,800

           TOTAL INVESTMENTS-102.6%
           (amortized cost $1,177,426,271)                 1,177,426,271
           Other assets less liabilities-(2.6%)              (29,409,919)

           NET ASSETS-100%
           (offering and redemption price of
           $1.00 per share; 1,149,938,628
           shares outstanding)                            $1,148,016,352


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue
MFHR   Multi-Family Housing Revenue
PCFA   Pollution Control Financing Authority
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
SFMR   Single Family Mortgage Revenue
TRAN   Tax & Revenue Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.


9



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996           ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $46,854,539

EXPENSES
  Advisory fee (Note B)                             $ 6,077,761
  Distribution assistance and administrative
    service (Note C)                                  3,609,988
  Transfer agency (Note B)                            1,101,586
  Custodian fees                                        265,308
  Registration fees                                     201,324
  Printing                                              173,281
  Audit and legal fees                                   68,509
  Trustees' fees                                         13,419
  Miscellaneous                                          41,518
  Total expenses                                     11,552,694
  Less:expense reimbursement                             (4,947)
                                                                    11,547,747
  Net investment income                                             35,306,792

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS
  Net realized gain on investments                                      21,901
  Net change in unrealized appreciation of investments                 (17,829)
  Net gain on investments                                                4,072

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $35,310,864



STATEMENTS OF CHANGES IN NET ASSETS
_______________________________________________________________________________

                                                  YEAR ENDED       YEAR ENDED
                                                 JUNE 30,1996     JUNE 30,1995
                                               ---------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                        $   35,306,792   $   31,671,376
  Net realized gain (loss) on investments              21,901       (1,793,640)
  Net change in unrealized appreciation of
    investments                                       (17,829)      (3,201,732)
  Net increase in net assets from operations       35,310,864       26,676,004

OTHER CAPITAL CONTRIBUTIONS
  Total increase                                           -0-       3,218,975

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                           (35,306,792)     (31,671,376)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (decrease) (Note E)                (41,279,072)      56,798,166
  Total increase (decrease)                       (41,275,000)      55,021,769

NET ASSETS
  Beginning of year                             1,189,291,352    1,134,269,583
  End of year                                  $1,148,016,352   $1,189,291,352


See notes to financial statements.


10



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                      ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio (the "Portfolio"), Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1996 for expenses exceeding .95 of 1% of its average daily assets. For the year ended June 30, 1996, the reimbursement amounted $4,947. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $621,449 for the year ended June 30, 1996. The Adviser purchased tax and revenue anticipation notes issued by Orange County, California on July 19, 1995 for $20.85 million.


11



NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1996, the distribution fee amounted to $3,038,881. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $571,107 of which $109,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $1,912,276, of which $118,636 expires in the year 2002 and $1,793,640 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $1,149,928,628. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED       YEAR ENDED
                                                JUNE 30, 1996    JUNE 30, 1995
                                               ---------------  ---------------
Shares sold                                     4,856,711,351    4,443,583,142
Shares issued on reinvestments of dividends        35,306,792       31,671,376
Shares redeemed                                (4,933,297,215)  (4,418,456,352)
Net increase (decrease)                           (41,279,072)      56,798,166


12



                                   ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each year.

                                                                YEAR ENDED JUNE 30,
                                          -----------------------------------------------------------
                                              1996         1995         1994       1993         1992
                                          -----------  -----------  ----------  ----------  ---------
Net asset value, beginning of year           $1.00        $1.00        $1.00       $1.00       $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                         .029         .028         .018        .020        .034
Net realized and unrealized loss
  on investments                                -0-       (.003)          -0-         -0-         -0-
Net increase in net asset value
  from operations                             .029         .025         .018        .020        .034

ADD: CAPITAL CONTRIBUTIONS
Capital Contributed by the Adviser              -0-        .003           -0-         -0-         -0-

LESS: DISTRIBUTIONS
Dividends from net investment income         (.029)       (.028)       (.018)      (.020)      (.034)
Net asset value, end of year                 $1.00        $1.00        $1.00       $1.00       $1.00

TOTAL RETURNS
Total investment return based on
  net asset value (a)                         2.93%        2.83%(b)     1.81%       2.05%       3.48%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (in millions)       $1,148       $1,189       $1,134      $1,016        $914
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                             .95%         .94%         .92%        .92%        .92%
  Expenses, before waivers and
    reimbursements                             .95%         .95%         .94%        .94%        .95%
  Net investment income (c)                   2.90%        2.78%        1.80%       2.02%       3.40%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  The capital contribution by the Adviser had no effect on total return.

(c)  Net of expenses reimbursed or waived by the Adviser.


13



INDEPENDENT AUDITOR'S REPORT       ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS ALLIANCE MUNICIPAL TRUST - GENERAL PORTFOLIO

We have audited the accompanying statement of net assets of the General Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the General Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 26, 1996


14

STATEMENT OF NET ASSETS
JUNE 30, 1996                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________
            MUNICIPAL BONDS-84.5%
            CALIFORNIA-84.5%
            ALAMEDA COUNTY IDB
            (Ream Enterprises Project)
            Series A AMT VRDN*
$  1,300    11/01/20                               3.30%    $  1,300,000
            ALAMEDA COUNTY IDR
            (Heat Control Project)
            Series '95A AMT VRDN*
   4,800    11/01/25                               3.30        4,800,000
            ALAMEDA COUNTY TRAN
            (Board of Education)
   5,000    7/05/96                                4.00        5,000,260
            ALAMEDA COUNTY TRAN
            (Unified School District)
   4,335    7/05/96                           3.58-4.00        4,335,302
            ALAMEDA COUNTY TRAN
            Series '96
   2,600    6/30/97                                3.95        2,613,676
            CALIFORNIA ECON. DEV.
            AUTHORITY IDR
            (National R.V. Inc.)
            Series '95 AMT VRDN*
   4,000    12/01/20                               3.45        4,000,000
            CALIFORNIA ECON. DEV.
            FIN. AUTHORITY
            (Inland Empire Venture L.L.C.)
            Series '95 AMT VRDN*
   2,500    7/01/25                                3.45        2,500,000
            CALIFORNIA ECON. DEV.
            FIN. AUTHORITY
            (Valley Plating Works, Inc.)
            Series '95 AMT VRDN*
   6,100    10/01/20                               3.45        6,100,000
            CALIFORNIA HFA
            (Home Mortgage)
            Series '96D AMT PPB*
  11,500    4/01/97                                3.55       11,500,000
            CALIFORNIA PCFA
            (Western Waste Industries
            Project) Series '94A AMT
            VRDN*
   9,600    10/01/06                               3.10        9,600,000
            CALIFORNIA PCFA SOLID WASTE
            (Athens Disposal Co. Project)
            Series '95 AMT VRDN*
   5,000    1/01/16                                3.40        5,000,000
            CALIFORNIA PCFA SOLID WASTE
            (Burrtec Waste Project)
            Series A AMT VRDN*
   4,000    10/01/02                               3.45        4,000,000
            CALIFORNIA PCFA SOLID WASTE
            (Gilton Solid Waste
            Management)
            Series '95A AMT VRDN*
$  2,900    12/01/05                               3.40%    $  2,900,000
            CALIFORNIA STATEWIDE
            COMM. DEV. CORP. IDR
            (Howard Leight & Associates)
            Series '95B AMT VRDN*
   3,500    7/01/20                                3.40        3,500,000
            CHULA VISTA IDR
            (Home Depot Project)
            VRDN*
   2,900    12/01/10                               3.20        2,900,000
            CONTRA COSTA COUNTY MFHR
            (Park Regency Apts.)
            Series '92A AMT VRDN*
   8,600    8/01/32                                3.60        8,600,000
            GRAND TERRACE MFHR
            (Mt. Vernon Villas Project)
            Series '85A VRDN*
   3,535    12/01/11                               3.40        3,535,000
            LONG BEACH
            Res. Rec.: Southeast Fac.
            Authority Lease Rev.
            Series '95B AMT VRDN*
  22,500    12/01/18                               3.60       22,500,000
            LOS ANGELES COUNTY
            GO TRAN
            Series '95
  10,000    7/01/96                           3.65-3.80       10,000,000
            LOS ANGELES COUNTY TRAN
            (Community College Dist.)
   3,000    7/31/96                                3.95        3,001,304
            LOS ANGELES HOUSING
            AUTH. MFHR
            (Sand Canyon Villas Project)
            Series '89A AMT VRDN*
     900    11/01/09                               3.40          900,000
            LOS ANGELES MFHR
            (Poinsettia Apartment Project)
            Series '89A AMT VRDN*
   5,450    7/01/19                                3.20        5,450,000
            LOS ANGELES TRAN
            (Unified School District)
  10,500    7/03/96                           3.90-3.95       10,500,306
            MARIN COUNTY HOUSING
            AUTHORITY MFHR
            (Crest Marin ll Apt.)
            Series A AMT VRDN*
   9,450    10/15/29                               3.40        9,450,000


1


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________
            MONROVIA REDEV. AGENCY
            (Holiday Inn Hotel Project)
            Series '84 VRDN*
$  4,600    12/01/14                               3.85%    $  4,600,000
            MORGAN HILL REDEV. AGENCY
            (Kent Trust) VRDN*
   2,515    12/01/14                               4.54        2,515,000
            MORGAN HILL REDEV. AGENCY
            (Nob Hill Venture
            Investors) VRDN*
   1,690    12/01/09                               5.36        1,690,000
            OCEANSIDE MFHR
            (Riverview Springs Apts.)
            Series '90A AMT VRDN*
  15,200    7/01/20                                3.80       15,200,000
            ORANGE COUNTY HOUSING
            AUTHORITY
            (Costa Partner
            Development) VRDN*
   8,300    12/01/09                               3.25        8,300,000
            ORANGE COUNTY MFHR
            (Alicia Viejo Project)
            Series '86A AMT VRDN*
     290    12/01/16                               3.80          290,000
            PANAMA BUENA VISTA
            (Unified School District
            Capital Improvement
            Financing Project) VRDN*
   5,000    6/01/24                                3.25        5,000,000
            RIVERSIDE COUNTY GO RAN
            (School Financing
            Authority) Series '96
   4,000    7/17/97                                4.05        4,023,040
            RIVERSIDE COUNTY GO TRAN
            Series '95
  10,000    7/01/96                                3.40       10,000,000
            SACRAMENTO CITY TRAN
            (Unified School District)
   5,000    11/29/96                               3.65        5,006,950
            SACRAMENTO COUNTY
            GO TRAN
  11,500    10/04/96                          3.50-3.77       11,529,775
            SAN BERNARDINO COUNTY
            GO TRAN
            Series '95
   5,000    7/05/96                                3.95        5,000,289
            SAN FRANCISCO IDR
            (Hoefer Scientific Institute)
            Series '92A AMT VRDN*
     960    8/01/07                                3.80          960,000
            SAN JOSE TRAN
            (Unified School District)
            Series '95
$  8,883    9/19/96                                4.05%    $  8,896,045
            SANTA ANA IDR
            (Newport Electronics Project)
            Series '88A AMT VRDN*
   1,500    11/01/18                               3.65        1,500,000
            SANTA CLARA GO TRAN
            (Unified School District)
            Series '95
   3,000    7/10/96                                4.00        3,000,354
            SANTA FE SPRINGS IDR
            (Metal Center Inc. Project)
            Series '89A AMT VRDN*
   3,650    7/01/14                                3.40        3,650,000
            SOUTH COAST TRAN
            Series '96A
  10,000    6/30/97                                4.07       10,064,900
            UPLAND COMM. REDEV.
            AGENCY MFHR
            (Northwoods 156)
            Series A VRDN*
   4,925    3/01/14                                3.80        4,925,000
            UPLAND COMM. REDEV.
            AGENCY MFHR
            (Northwoods 168)
            Series B VRDN*
   1,460    3/01/14                                3.80        1,460,000
            Total Municipal Bonds
            (amortized cost
            $251,597,201)                                    251,597,201
            COMMERCIAL PAPER-19.6%
            CALIFORNIA-11.2%
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric)
            Series '88A AMT
   1,500    7/31/96                                3.35        1,500,000
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric)
            Series '88A AMT
   1,200    8/08/96                                3.40        1,199,838
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric)
            Series '88D AMT
   7,500    7/25/96                                3.50        7,500,000
            CALIFORNIA PCFA PCR
            (Pacific Gas & Electric)
            Series '88D AMT
   5,395    7/25/96                                3.70        5,395,000


2


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________
            IRVINE ASSESSMENT DISTRICT
            Series '85-7
$  5,000    7/09/96                                3.35%    $  5,000,000
            LONG BEACH
            (Harbor & Terminal
            Project) AMT
   6,000    7/16/96                                3.30        6,000,000
            LOS ANGELES MTA
            Sales Tax Revenue Series A
   2,000    7/25/96                                3.50        2,000,000
            LOS ANGELES MTA
            Sales Tax Revenue Series A
   2,000    8/13/96                                3.55        2,000,000
            SACRAMENTO UTILITY
            DISTRICT
            Series I
   2,637    7/30/96                                3.45        2,637,000
                                                              33,231,838
            PUERTO RICO-8.4%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
   6,000    7/26/96                                3.55        6,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$  6,000    8/16/96                                3.60%    $  6,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
   3,100    9/11/96                                3.65        3,100,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
  10,000    8/21/96                                3.70       10,000,000
                                                              25,100,000
            Total Commercial Paper
            (amortized cost
            $58,331,724)                                      58,331,838
            TOTAL INVESTMENTS-104.1%
            (amortized cost
            $309,928,925)                                    309,929,039
            Other assets less
            liabilities-(4.1%)                               (12,066,598)
            NET ASSETS-100%
            (offering and redemption
            price of$1.00 per share;
            297,886,426 shares
            outstanding)                                    $297,862,441

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMT    Alternative Minimum Tax
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue
MFHR   Multi-Family Housing Revenue
MTA    Metropolitan Transportation Authority
PCFA   Pollution Control Financing Authority
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
RAN    Revenue Anticipation Note
TRAN   Tax & Revenue Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996        ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                         $10,770,529

EXPENSES
  Advisory fee (Note B)                              $1,419,915
  Distribution assistance and
    administrative service (Note C)                     900,410
  Transfer agency (Note B)                              194,745
  Custodian fees                                         80,352
  Printing                                               27,473
  Registration fees                                      17,273
  Audit and legal fees                                   10,769
  Trustees' fees                                          3,417
  Miscellaneous                                          10,061
  Total expenses                                      2,664,415
  Less: fee waiver                                      (28,398)
                                                                     2,636,017
  Net investment income                                              8,134,512

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments                                       8,350
  Net change in unrealized appreciation of investments                  (6,990)
  Net gain on investments                                                1,360

NET INCREASE IN NET ASSETS FROM OPERATIONS                         $ 8,135,872

See notes to financial statements.


4


STATEMENTS OF CHANGES
IN NET ASSETS                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

                                                   YEAR ENDED     YEAR ENDED
                                                  JUNE 30, 1996  JUNE 30, 1995
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                            $  8,134,512   $  6,199,924
  Net realized gain (loss) on investments                 8,350        (12,411)
  Net change in unrealized appreciation of
    investments                                          (6,990)         7,104
  Net increase in net assets from operations          8,135,872      6,194,617

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (8,134,512)    (6,199,924)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              61,381,700     16,811,556
  Total increase                                     61,383,060     16,806,249

NET ASSETS
  Beginning of year                                 236,479,381    219,673,132
  End of year                                      $297,862,441   $236,479,381

See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                   ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio (the "Portfolio"), Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1996 for expenses exceeding .93 of 1% of its average daily net assets. No reimbursement was required for the year ended June 30, 1996. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $144,803 for the year ended June 30, 1996.


6


                                ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1996, the distribution fee amounted to $709,958 of which $28,398 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support.

For the year ended June 30, 1996, such payments by the Portfolio amounted to $190,452 of which $95,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $24,099, of which $11,688 expires in the year 2002 and $12,411 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $297,886,426. Transactions, all at $1.00 per share, were as follows:

                                                  YEAR ENDED        YEAR ENDED
                                                   JUNE 30,          JUNE 30,
                                                    1996              1995
                                              ---------------     -------------
Shares sold                                    1,207,086,940       865,677,866
Shares issued on reinvestments of dividends        8,134,512         6,199,924
Shares redeemed                               (1,153,839,752)     (855,066,234)
Net increase                                      61,381,700        16,811,556


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                     ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each year.

                                                                    YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                1996           1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00          $1.00        $1.00        $1.00        $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .029           .027         .018         .020         .032

LESS: DISTRIBUTIONS
Dividends from net investment income           (.029)         (.027)       (.018)       (.020)       (.032)
Net asset value, end of year                   $1.00          $1.00        $1.00        $1.00        $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (a)                               2.91%          2.78%        1.83%        2.05%        3.26%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)     $297,862       $236,479     $219,673     $156,200     $121,317
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .93%           .93%         .93%         .93%         .95%
  Expenses, before waivers and
    reimbursements                               .94%          1.01%        1.02%        1.02%        1.05%
  Net investment income (b)                     2.86%          2.75%        1.82%        2.01%        3.18%

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.


8


INDEPENDENT AUDITOR'S REPORT    ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CALIFORNIA PORTFOLIO
We have audited the accompanying statement of net assets of the California Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the California Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


McGladrey & Pullen, LLP
New York, New York
July 26, 1996


9

PORTFOLIO OF INVESTMENTS
JUNE 30, 1996                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            MUNICIPAL BONDS-83.3%
            CONNECTICUT-74.6%
            BRANFORD GO BAN
$   4,000   8/22/96                         3.28%             $4,000,219
            CONNECTICUT DEVELOPMENT
            AUTHORITY
            (Bridgeport Hydraulic Co.
            Project)
            Series '95 AMT VRDN*
    1,000   4/01/35                         3.00               1,000,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY
            (Independent Living)
            Series'90 VRDN*
    8,075   7/01/15                         3.35               8,075,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY
            (Rand Whitney Project)
            Series '93 AMT VRDN*
    1,500   8/01/23                         3.10               1,500,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY
            Res. Rec.: (Exeter Energy
            Project)
            Series '89B
            AMT VRDN*
    3,700   12/01/19                        3.45               3,700,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY IDR
            (International Ice Cream
            Project)
            Series '86 AMT VRDN*
    1,300   12/01/06                        3.95               1,300,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY IDR
            (Shelton Inn Ltd. Partnership)
            Series '86 AMT VRDN*
    3,600   12/01/11                        3.80               3,600,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY IDR
            (Zotos International Project)
            Series '84 VRDN*
    2,985   12/01/04                        3.90               2,985,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Central Vermont Public
            Service) Series '85 VRDN*
    1,000   12/01/15                        3.40               1,000,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Connecticut Light and
            Power Co.)
            Series '93A VRDN*
$   2,800   9/01/28                         3.35%             $2,800,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Connecticut Light and
            Power Co.)
            Series '93B AMT VRDN*
      800   9/01/28                         3.25                 800,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Connecticut Light and
            Power Co.)
            Series '96A AMT VRDN*
      600   5/01/31                         3.25                 600,000
            CONNECTICUT DEVELOPMENT
            AUTHORITY PCR
            (Western Mass. Elec. Co.)
            Series '93A VRDN*
    3,100   9/01/28                         3.10               3,100,000
            CONNECTICUT GO
            Economic Recovery Note
            Series '95
    1,000   12/15/96                        3.70               1,002,433
            CONNECTICUT HEFA
            (Pomfret School Issue)
            Series '95A VRDN*
    1,000   7/01/24                         3.05               1,000,000
            CONNECTICUT SPECIAL
            ASSESSMENT UNEMPLOYMENT
            COMPENSATION
            Series '93C FGIC PPB*
    4,000   7/01/96                         3.90               4,000,000
            CONNECTICUT SPECIAL
            ASSESSMENT UNEMPLOYMENT
            COMPENSATION
            Series '93C FGIC PPB*
    5,000   7/01/97                         3.90               5,000,000
            CONNECTICUT SPECIAL
            ASSESSMENT UNEMPLOYMENT
            COMPENSATION
            Series A
    3,000   5/15/97                    3.80-3.88               3,008,716



1


PORTFOLIO OF INVESTMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            CONNECTICUT SPECIAL TAX
            OBLIGATION
            Series '90-1 VRDN*
$   4,000   12/01/10                        3.20%             $4,000,000
            DANBURY BAN
    2,413   7/08/96                         3.48               2,413,100
            DANBURY GO BAN
    3,000   1/08/97                         3.47               3,007,800
            EAST LYME GO BAN
            Series '95
      900   7/30/96                         3.80                 900,138
            EAST LYME GO BOND
            Series '95 MBIA
      660   8/01/96                         3.65                 661,142
            FAIRFIELD GO BOND
            Series '96
      860   1/15/97                         3.45                 871,560
            MANCHESTER GO BAN
            Series '95
      724   7/11/96                         3.60                 724,006
            STAMFORD HFA MFHR
            (Morgan Street Project)
            Series '94 AMT VRDN*
    1,600   8/01/24                         3.35               1,600,000
            STRATFORD BOND
            Series '93 FGIC
    2,000   11/01/96                        3.60               1,999,330
            WATERBURY GO BOND
            Series '93 FGIC
      300   4/15/97                         3.45                 301,721
            WEST HARTFORD GO BAN
            Series '96
    3,000   7/18/96                         3.30               3,000,039
            WESTPORT GO BAN
    3,500   10/17/96                        3.35               3,500,170
                                                              71,450,374
            DISTRICT OF COLUMBIA-3.2%
            DISTRICT OF COLUMBIA
            Series '92 A-2 VRDN*
    3,100   10/01/07                        3.80               3,100,000
            PUERTO RICO-5.5%
            PUERTO RICO HIGHWAY &
            TRANSPORTATION AUTHORITY
            Series X VRDN*
$   4,100   7/01/99                         3.00%             $4,100,000
            PUERTO RICO INDUSTRIAL,
            MEDICAL, HIGHER EDUCATION &
            ENVIRONMENT
            (Ana G. Mendez Educ.
            Foundation Feagm Proj.)
            VRDN*
    1,200   12/01/15                        3.15               1,200,000
                                                               5,300,000
            Total Municipal Bonds
            (amortized cost $79,849,175)                      79,850,374
            COMMERCIAL PAPER-19.1%
            CONNECTICUT-8.6%
            CONNECTICUT HEFA
            (Yale University) Series L
    2,500   8/23/96                         3.55               2,500,000
            CONNECTICUT HEFA
            (Yale University) Series P
    1,350   8/13/96                         3.45               1,350,000
            CONNECTICUT MUNICIPAL
            ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
    2,000   7/12/96                         3.30               2,000,000
            CONNECTICUT MUNICIPAL
            ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
      500   8/15/96                         3.45                 500,000
            CONNECTICUT MUNICIPAL
            ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
      400   7/30/96                         3.50                 400,000
            CONNECTICUT MUNICIPAL
            ELECTRIC ENERGY
            Cooperative Power Supply
            Systems Rev. Series '95A
    1,500   7/25/96                         3.55               1,500,000
                                                               8,250,000


2


                               ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            PUERTO RICO-10.5%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$   2,000   8/13/96                         3.50%             $2,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    1,000   7/26/96                         3.55               1,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    3,000   9/11/96                         3.65               3,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    2,000   8/21/96                         3.70               2,000,000
            PUERTO RICO INDUSTRIAL,
            MEDICAL, HIGHER EDUCATION &
            ENVIRONMENT
            (Inter-American Univ. of
            Puerto Rico) Series '88
    2,000   7/12/96                         3.40               2,000,000
                                                              10,000,000

                                                                   VALUE
            Total Commercial Paper
            (amortized cost $18,250,000)                     $18,250,000
            TOTAL INVESTMENTS-102.4%
            (amortized cost $98,099,175)                      98,100,374
            Other assets less
            liabilities-(2.4%)                                (2,287,903)
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            95,840,864 shares
            outstanding)                                     $95,812,471

+ All securities either mature or their interest rate changes in one year or less.
* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
FGIC   Financial Guaranty Insurance Company
GO     General Obligation
HEFA   Health & Educational Facility Authority
HFA    Housing Finance Agency/Authority
IDR    Industrial Development Revenue
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
VRDN   Variable Rate Demand Note

See notes to financial statements.


3


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1996                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $98,099,175)          $ 98,100,374
  Cash                                                                 360,834
  Receivable for investments sold                                    4,900,000
  Interest receivable                                                  550,046
  Receivable for capital stock sold                                      6,721
  Total assets                                                     103,917,975

LIABILITIES
  Payable for investments purchased                                  8,007,800
  Investment advisory fee payable                                       21,949
  Payable for capital stock redeemed                                    14,701
  Distribution fee payable                                              11,955
  Accrued expenses                                                      49,099
  Total liabilities                                                  8,105,504

NET ASSETS                                                        $ 95,812,471

COMPOSITION OF NET ASSETS
  Capital shares                                                  $ 95,840,864
  Accumulated net realized loss on investments                         (29,592)
  Net unrealized appreciation of investments                             1,199
                                                                  $ 95,812,471

See notes to financial statements.


4


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996       ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
INVESTMENT INCOME
  Interest                                                          $3,096,150

EXPENSES
  Advisory fee (Note B)                                $425,285
  Distribution assistance and administrative
    service (Note C)                                    336,585
  Transfer agency (Note B)                               80,248
  Custodian fees                                         65,730
  Printing                                               21,881
  Registration expense                                   21,191
  Audit and legal fees                                   17,435
  Trustees' fees                                          3,276
  Miscellaneous                                          10,128
  Total expenses                                        981,759
  Less: expense reimbursement and fee waiver           (301,303)
                                                                       680,456
  Net investment income                                              2,415,694

UNREALIZED GAIN ON INVESTMENTS
  Net change in unrealized appreciation of investments                   1,199

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,416,893

See notes to financial statements.


5


STATEMENTS OF CHANGES
IN NET ASSETS                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
                                                    YEAR ENDED     YEAR ENDED
                                                  JUNE 30, 1996  JUNE 30, 1995
                                                  -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $ 2,415,694    $ 1,813,183
  Net realized loss on investments                           -0-        (2,026)
  Net change in unrealized appreciation
    of investments                                        1,199             -0-
  Net increase in net assets from operations          2,416,893      1,811,157

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (2,415,694)    (1,813,183)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              19,820,540     18,678,491
  Total increase                                     19,821,739     18,676,465

NET ASSETS
  Beginning of year                                  75,990,732     57,314,267
  End of year                                       $95,812,471    $75,990,732

See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                  ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996 are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for the year ended June 30, 1996 for expenses exceeding .80 of 1% of its average daily net assets. For the year ended June 30, 1996, the reimbursement amounted to $216,246. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $45,853 for the year ended June 30, 1996.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25 of 1% of the Portfolio's average daily net assets. The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1996, the distribution fee


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                    ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
amounted to $212,643 of which $85,057 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $123,942 of which $92,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $29,592 of which $10,717 expires in the year 2000, $16,849 expires in the year 2002 and $2,026 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $95,840,864. Transactions, all at $1.00 per share, were as follows:

                                                   YEAR ENDED      YEAR ENDED
                                                 JUNE 30, 1996   JUNE 30, 1995
                                                 -------------   -------------
Shares sold                                        358,252,167     243,757,597
Shares issued on reinvestments of dividends          2,415,694       1,813,183
Shares redeemed                                   (340,847,321)   (226,892,289)
Net increase                                        19,820,540      18,678,491

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each year.

                                                                     YEAR ENDED JUNE 30,
                                            -----------------------------------------------------------------
                                                1996           1995         1994         1993         1992
                                            -------------  -----------  -----------  -----------  -----------
Net asset value, beginning of year             $1.00          $1.00        $1.00        $1.00        $1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .028           .028         .017         .020         .033
LESS: DISTRIBUTIONS
Dividends from net investment income           (.028)         (.028)       (.017)       (.020)       (.033)
Net asset value, end of year                   $1.00          $1.00        $1.00        $1.00        $1.00
TOTAL RETURNS
Total investment return based on net
  asset value (a)                               2.88%          2.78%        1.71%        2.00%        3.35%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's omitted)      $95,812        $75,991      $57,314      $56,224      $54,751
Ratio to net assets of:
  Expenses, net of waivers and                   .80%           .80%         .77%         .70%         .58%
  Expenses, before waivers and
    reimbursements                              1.15%          1.21%        1.21%        1.16%        1.22%
  Net investment income (b)                     2.84%          2.77%        1.69%        1.97%        3.28%

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.


8


INDEPENDENT AUDITOR'S REPORT   ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO
_______________________________________________________________________________
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - CONNECTICUT PORTFOLIO

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Connecticut Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996

STATEMENT OF NET ASSETS
JUNE 30, 1996
                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY+                               YIELD           VALUE
_______________________________________________________________________________

           MUNICIPAL BONDS-74.9%
           FLORIDA-74.9%
           ALACHUA INDUSTRIAL
           DEVELOPMENT
           (Sabine Inc. Project)
           Series '95 AMT VRDN*
$ 2,365    9/01/15                                  3.50%    $ 2,365,000
           BROWARD COUNTY
           GO BOND
           (Environmentally-
           Sensitive Land)
  1,000    7/01/96                                  3.63       1,000,000
           BROWARD COUNTY HFA
           MFHR
           (Harbour Town Jacaranda
           Proj.) Series '95B VRDN*
  1,400    12/01/25                                 3.60       1,400,000
           DADE COUNTY IDA
           (DNS Manufacturing
           Project)
           Series '89 AMT VRDN*
  3,475    11/01/09                                 3.60       3,475,000
           DADE COUNTY IDA
           (Dolphins Stadium
           Project)
           Series A VRDN*
  2,000    1/01/16                                  3.35       2,000,000
           DADE COUNTY IDB
           (All Interior Supply Inc.)
           AMT VRDN*
    650    12/01/06                                 3.85         650,000
           DADE COUNTY IDB
           (Arlington Sales Project)
           AMT VRDN*
  1,250    6/01/08                                  3.85       1,250,000
           DADE COUNTY IDB
           (Bentley's Luggage Corp.)
           AMT VRDN*
  1,000    12/01/06                                 3.85       1,000,000
           DADE COUNTY IDB
           (L. Luria & Sons, Inc.)
           AMT VRDN*
  1,000    12/01/01                                 3.85       1,000,000
           DADE COUNTY IDB
           (Pot Company Inc.)
           AMT VRDN*
    600    12/01/06                                 3.85         600,000
           ESCAMBIA COUNTY SFMR
           (Multi County Program)
           Series B AMT PPB*
$ 3,850    4/01/97                                  3.65%    $ 3,850,000
           FLORIDA HFA MFHR
           (Ashley Lake II)
           Series J VRDN*
    200    12/01/11                                 3.55         200,000
           FLORIDA HFA MFHR
           (Banyan Bay Apts.)
           Series '95L VRDN*
  5,275    12/01/25                                 3.55       5,275,000
           FLORIDA HFA MFHR
           (EEE-Carlton Arms II)
           VRDN*
    500    12/01/08                                 3.15         500,000
           FLORIDA HFA MFHR
           (Parrots Landing Project)
           Series '85 VRDN*
  3,500    6/15/25                                  3.30       3,500,000
           FLORIDA HFA MFHR
           (Sunpointe Cove Project)
           VRDN*
  2,500    6/15/25                                  3.30       2,500,000
           FLORIDA HFA MFHR
           (Village Place Project)
           Series '85 VRDN*
    900    11/01/07                                 3.50         900,000
           FLORIDA STATE BOARD OF
           EDUCATION
           (Dept. of Natural
           Resources Preservation)
           AMBAC
  1,000    7/01/96                                  3.72       1,000,000
           HOMESTEAD INSURANCE
           ASSESSMENT REVENUE
           MBIA
  1,175    9/01/96                                  3.25       1,176,858
           JACKSONVILLE HOSPITAL
           REVENUE
           (University Medical
           Center Proj.)
           Series '89 VRDN*
    600    2/01/19                                  3.50         600,000


1


STATEMENT OF NET ASSETS (CONTINUED)
                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY+                               YIELD           VALUE
_______________________________________________________________________________

           JACKSONVILLE IDR
           (Columbia Paving Inc.)
           AMT VRDN*
$   700    9/01/07                                  3.85%    $   700,000
           JACKSONVILLE IDR
           (University of Florida
           Health Science Center)
           Series '89 VRDN*
    900    7/01/19                                  3.70         900,000
           LADY LAKE CAPITAL
           IMPROVEMENT BOND
           AMBAC
    425    10/01/96                                 3.90         425,000
           LEE COUNTY COP
           (Master Lease Project)
           MBIA
    775    10/01/96                                 3.60         775,000
           MANATEE COUNTY SCHOOL
           BOARD COP
           Master Lease Program
           Series '96 MBIA
  1,000    7/01/97                                  3.95       1,002,840
           MANATEE COUNTY SCHOOL
           DISTRICT
           Sales Tax Revenue-
           AMBAC
  1,500    8/01/96                                  3.55       1,500,000
           MARION COUNTY HFA
           MFHR
           (Paddock Place Project)
           Series '85F VRDN*
  2,000    12/01/07                                 3.60       2,000,000
           MARION COUNTY HFA
           MFHR
           (Summer Trace Project)
           Series '85D VRDN*
  2,500    12/01/07                                 3.60       2,500,000
           MARTIN COUNTY
           SOLID WASTE
           (Florida Power & Light)
           Series '93 AMT VRDN*
    350    1/01/27                                  3.80         350,000
           ORANGE COUNTY HFA
           MFHR
           (Sundown Assoc. II)
           Series B VRDN*
$   900    6/01/04                                  3.60%       $900,000
           ORANGE COUNTY
           HFA SFMR
           Series '96B AMT PPB*
  2,500    4/01/97                                  3.65       2,500,000
           ORANGE COUNTY SCHOOL
           DISTRICT TAN
           Series '95
    600    10/16/96                                 3.80         601,182
           PINELLAS COUNTY HEALTH
           FACILITIES AUTHORITY
           (Mease Manor, Inc.)
           Series '95 VRDN*
  4,300    11/01/15                                 3.55       4,300,000
           PINELLAS COUNTY HFA
           MFHR
           (Foxbridge Apt. Project)
           Series '95A VRDN*
  2,400    6/15/25                                  3.30       2,400,000
           PINELLAS COUNTY MFHR
           (Multi County Program)
           Series B AMT PPB*
  4,500    3/01/97                                  3.40       4,500,000
           PINELLAS COUNTY WATER
           REVENUE
           AMBAC
  1,000    10/01/96                                 3.75       1,001,829
           POLK COUNTY IDR
           (Protel Inc.) AMT VRDN*
    450    9/01/07                                  3.85         450,000
           ST. LUCIE PCR
           (Florida Power & Light)
           Series '93 AMT VRDN*
  2,600    1/01/27                                  3.80       2,600,000
           ST. LUCIE SCHOOL DISTRICT
           Series A
    500    2/01/97                                  3.50         500,854


2


                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY+                               YIELD           VALUE
_______________________________________________________________________________

           WAUCHULA IDR
           (Hardee County Center
           Project) VRDN*
$ 4,150    12/01/13                                 3.55%    $ 4,150,000
           Total Municipal Bonds
           (amortized
           cost $68,298,563)                                  68,298,563
           COMMERCIAL PAPER-26.0%
           FLORIDA-22.2%
           ALACHUA COUNTY HEALTH
           FACILITIES AUTHORITY
           (Academic Research
           Building Proj.)
  1,050    8/19/96                                  3.75       1,050,000
           FLORIDA LOCAL
           GOVERNMENT COMM.
           (Assoc. of Counties)
  1,000    8/20/96                                  3.50       1,000,000
           FLORIDA MUNICIPAL
           POWER AGENCY
           Series A
  3,605    8/22/96                                  3.40       3,605,000
           HILLSBOROUGH COUNTY
           (Tampa Intl. Airport)
           Series '94 AMT
  2,600    8/16/96                                  3.70       2,600,000
           HILLSBOROUGH COUNTY
           (Tampa Intl. Airport)
           Series '94 AMT
  2,200    8/23/96                                  3.70       2,200,000
           JACKSONVILLE POLLUTION
           CONTROL
           (Florida Power & Light)
           Series '92
    440    7/08/96                                  3.55         440,000
           JACKSONVILLE POLLUTION
           CONTROL
           (Florida Power & Light)
           Series '94
    500    7/08/96                                  3.55         500,000
           SARASOTA HOSPITAL
           REVENUE
           (Sarasota Memorial
           Hospital) Series A
$ 2,000    8/08/96                                  3.80%    $ 2,000,000
           SARASOTA HOSPITAL
           REVENUE
           (Sarasota Memorial
           Hospital) Series C
    550    7/26/96                                  3.55         550,000
           SARASOTA HOSPITAL
           REVENUE
           (Sarasota Memorial
           Hospital) Series C
    800    7/22/96                                  3.80         800,000
           SUNSHINE STATE
           GOVERNMENT
           FINANCE AGENCY
           Series '86
  1,000    7/12/96                                  3.50       1,000,000
           SUNSHINE STATE
           GOVERNMENT
           FINANCE AGENCY
           Series '86
    700    7/12/96                                  3.55         700,000
           WEST ORANGE MEMORIAL
           HOSPITAL
           Tax Revenue Bonds
           Series 1991A-1
  1,000    7/26/96                                  3.65       1,000,000
           WEST ORANGE MEMORIAL
           HOSPITAL
           Tax Revenue Bonds
           Series 1991A-2
    600    7/11/96                                  3.60         600,000
           WEST ORANGE MEMORIAL
           HOSPITAL
           Tax Revenue Bonds
           Series 1991A-2
  1,150    7/26/96                                  3.65       1,150,000


3


STATEMENT OF NET ASSETS (CONTINUED)
                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)     SECURITY+                               YIELD           VALUE
_______________________________________________________________________________

           WEST ORANGE MEMORIAL
           HOSPITAL
           Tax Revenue Bonds
           Series 1991A-2
$ 1,050    8/14/96                                  3.65%    $ 1,050,000
                                                              20,245,000
           PUERTO RICO-3.8%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
  3,500    8/21/96                                  3.70       3,500,000
           Total Commercial Paper
           (amortized
           cost $23,745,000)                                  23,745,000
           TOTAL INVESTMENTS-100.9%
           (amortized
           cost $92,043,563)                                 $92,043,563
           Other assets less
           liabilities-(0.9%)                                   (864,178)
           NET ASSETS-100%
           (offering and redemption
           price of $1.00 per share;
           91,181,362 shares
           outstanding)                                      $91,179,385

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
COP    Certificate of Participation
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDA    Industrial Development Authority
IDB    Industrial Development Board
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
SFMR   Single Family Mortgage Revenue
TAN    Tax Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.


4


STATEMENT OF OPERATIONS
JULY 28, 1995* TO JUNE 30, 1996    ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $2,130,586

EXPENSES
  Advisory fee (Note B)                               $ 288,369
  Distribution assistance and administrative
    service (Note C)                                    242,654
  Custodian fees                                         62,397
  Registration fees                                      34,142
  Transfer agency (Note B)                               31,058
  Audit and legal fees                                   22,791
  Printing                                               19,044
  Amortization of organizational expense                  4,021
  Trustees fees                                           3,430
  Miscellaneous                                           4,388
  Total expenses                                        712,294
  Less: expense reimbursement and fee waiver           (380,221)
                                                                       332,073
  Net investment income                                              1,798,513

REALIZED LOSS ON INVESTMENTS
  Net realized loss on investments                                      (1,977)

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $1,796,536

*  Commencement of operations

See notes to financial statements.


5


STATEMENT OF CHANGES IN NET ASSETS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

                                                                 JULY 28, 1995*
                                                                       TO
                                                                 JUNE 30, 1996
                                                                 --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                                            $ 1,798,513
  Net realized loss on investments                                      (1,977)
  Net increase in net assets from operations                         1,796,536

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                                             (1,798,513)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                                             91,181,362
  Total increase                                                    91,179,385

NET ASSETS
  Beginning of period                                                       -0-
  End of period                                                    $91,179,385

*  Commencement of operations

See notes to financial statements.


6


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                      ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio (the "Portfolio"). Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through July, 2000.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the period ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for all expenses from July 28, 1995 (commencement of operations) to September 10, 1995, from September 11, 1995 to October 22, 1995 for expenses exceeding .20 of 1% of its average daily net assets, from October 23, 1995 to January 2, 1996 for expenses exceeding .40 of 1% of its average daily net assets, from January 3, 1996 to March 3, 1996 for expenses exceeding .60 of 1% of its average daily net assets and from March 4, 1996 to June 30, 1996 for expenses exceeding .65 of 1% of its average daily net assets. For the period ended June 30, 1996, the reimbursement amounted to $322,547. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $18,539 for the period ended June 30, 1996.


7


NOTES TO FINANCIAL STATEMENTS (CONT.)
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the period ended June 30, 1996, the distribution fee amounted to $144,185 of which $57,674 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the period ended June 30, 1996, such payments by the Portfolio amounted to $98,469 of which $46,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $1,977 which expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $91,181,362. Transactions, all at $1.00 per share, were as follows:

                                                               JULY 28, 1995(A)
                                                                   THROUGH
                                                               JUNE 30, 1996
                                                               ----------------
Shares sold                                                       355,151,881
Shares issued on reinvestments of dividends                         1,798,513
Shares redeemed                                                  (265,769,032)
Net increase                                                       91,181,362

(a)  Commencement of operations.


8


                                   ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout the period.

                                                                       JULY 28,
                                                                       1995(A)
                                                                       THROUGH
                                                                       JUNE 30,
                                                                         1996
                                                                      ---------
Net asset value, beginning of period                                     $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                     .030

LESS DISTRIBUTIONS
Dividends from net investment income                                     (.030)
Net asset value, end of period                                           $1.00
Total investment return based on net asset value (b)(c)                   3.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                              $91,179
Ratio to average net assets of:
  Expenses, net of waivers and reimbursements (c)                          .58%
  Expenses, before waivers and reimbursements (c)                         1.24%
  Net investment income (c)(d)                                            3.12%

(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


9


INDEPENDENT AUDITOR'S REPORT       ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - FLORIDA PORTFOLIO
We have audited the accompanying statement of net assets of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the period indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Florida Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the period indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996


10

STATEMENT OF NET ASSETS
JUNE 30, 1996                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            MUNICIPAL BONDS-76.1%
            NEW JERSEY-71.6%
            CAMDEN COUNTY MUNICIPAL
            UTILITY AUTHORITY
            Sewer Revenue FGIC
$   1,000   7/15/96                         3.66%            $ 1,000,113
            ESSEX COUNTY
            IMPROVEMENT AUTHORITY
            (County Asset Sale Proj.)
            Series '95 VRDN*
    3,500   12/01/25                        3.20               3,500,000
            FORT LEE
            Refunding Notes
    2,670   5/23/97                         3.70               2,682,758
            FORT LEE
            Refunding Notes
      620   5/23/97                         3.75                 622,399
            FREEHOLD TOWNSHIP
            GO BOND
            FGIC
      550   9/01/96                         3.85                 550,723
            GLOUCESTER COUNTY
            BOND
    1,500   9/01/96                         3.90               1,499,488
            GLOUCESTER COUNTY
            BOND
            Series '95 MBIA
      190   11/01/96                        3.82                 190,699
            GLOUCESTER COUNTY PCR
            (Mobil Oil Co.) VRDN*
    2,000   12/01/03                        3.00               2,000,000
            HACKENSACK BAN
    2,958   12/19/96                        3.50               2,961,331
            HUDSON COUNTY UTILITY
            SYSTEMS AUTHORITY
            Pre-Refunded
    1,960   7/01/96                         3.25               1,960,000
            JERSEY CITY
            School Promissory Note
    2,000   3/07/97                         3.55               2,002,595
            JERSEY CITY BAN
    1,500   9/27/96                         3.90               1,502,948
            JERSEY CITY BAN
    1,500   9/27/96                         3.90               1,500,345
            MIDDLESEX COUNTY
            BOND
            Pre-Refunded
    2,250   7/15/96                         3.80               2,297,287
            MORRIS COUNTY BOND
            County College
            Series '95
$   1,000   7/15/96                         3.62%            $ 1,000,699
            MORRIS COUNTY BOND
            General Improvement
            Series '95
    1,226   7/15/96                         3.62               1,226,856
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Epitaxx, Inc.)
            Series '91 AMT VRDN*
    4,500   8/01/16                         3.55               4,500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Hillcrest Health Services)
            Series '95 VRDN*
    4,000   1/01/22                         3.15               4,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Kinder-Care Learning
            Centers) Series D VRDN*
      390   10/01/00                        3.70                 390,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            Composite Issue '92 Series
            U AMT VRDN*
    2,140   12/01/02                        3.35               2,140,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            IDR
            (Economic Growth)
            Series B AMT VRDN*
    1,600   8/01/04                         3.25               1,600,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            IDR
            (STP Company Project)
            Series '92 VRDN*
    2,885   7/01/06                         3.20               2,884,999
            NEW JERSEY EDUCATIONAL
            FACILITIES AUTHORITY
            Higher Education
            Equipment Leasing
            Fund A MBIA
      750   9/01/96                         5.00                 751,675
            NEW JERSEY HFA SFMR
            Eagle Trust (Home Owner
            Mtg.) Series C-D MBIA
            VRDN*
    4,100   10/01/15                        3.44               4,100,000


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________


 PRINCIPAL
 AMOUNT
 (000)     SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            NEWARK HEALTHCARE
            FACILITY REVENUE
            (Urban Renewal Corp.
            Care Fac.) Series A VRDN*
$   3,015   6/01/30                         3.65%            $ 3,015,000
            NORTH BERGEN TOWNSHIP
            BOARD OF EDUCATION
            Promissory Note
    4,000   3/14/97                         3.30               4,005,429
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            (Versatile Structure)
            Series 1 AMT VRDN*
    5,400   8/01/28                         3.70               5,400,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            (Versatile Structure)
            Series 3 VRDN*
    4,000   6/01/20                         3.55               4,000,000
            SALEM COUNTY PCR
            (Dupont Corp.)
            Series '82A VRDN*
    2,100   3/01/12                         3.65               2,100,000
            SOMERS POINT BOARD OF
            EDUCATION
            FSA
      450   3/01/97                         3.35                 453,939
            UNION CITY GO FSA
      225   7/15/96                         3.65                 225,090
            VOORHEES TOWNSHIP
            WATER & SEWER BOND
            MBIA
      300   10/15/96                        4.85                 300,833
            WEST DEPTFORD
            TOWNSHIP GO
            Series '96
      900   3/01/97                         3.50                 900,000
            WOODBRIDGE TOWNSHIP
            BAN
    1,000   7/03/96                         3.75                 999,993
            WOODBRIDGE TOWNSHIP
            BAN
    2,000   7/03/96                         3.77               1,999,979
                                                              70,265,178
            PUERTO RICO-4.5%
            PUERTO RICO HIGHWAY &
            TRANSPORTATION AUTHORITY
            Series X VRDN*
    2,500   7/01/99                         3.00               2,500,000
            PUERTO RICO INDUSTRIAL,
            MEDICAL &
            ENVIRONMENTAL PCR
            (Key Pharmaceuticals)
            PPB*
$   1,900   12/01/96                        3.80%            $ 1,900,757
                                                               4,400,757
            Total Municipal Bonds
            (amortized cost
            $74,662,630)                                      74,665,935
            COMMERCIAL PAPER-20.5%
            NEW JERSEY-16.4%
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Chambers Cogeneration )
            Series '91 AMT
    1,000   7/12/96                         3.40               1,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Chambers Cogeneration )
            Series '91 AMT
    1,000   9/10/96                         3.40               1,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Chambers Cogeneration )
            Series '91 AMT
    1,500   10/23/96                        3.55               1,500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
    1,500   7/19/96                         3.30               1,500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
      500   7/26/96                         3.30                 500,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
    2,000   7/12/96                         3.35               2,000,000
            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
    2,000   9/10/96                         3.40               2,000,000


2


                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________

 PRINCIPAL
 AMOUNT
 (000)     SECURITY+                      YIELD                   VALUE
_______________________________________________________________________________

            NEW JERSEY ECONOMIC
            DEVELOPMENT AUTHORITY
            (Logan-1992 Project)
            AMT
$   2,000   10/24/96                        3.60%            $ 2,000,000
            PORT AUTHORITY OF NEW
            YORK AND NEW JERSEY
            AMT
    4,550   7/10/96                         3.20               4,550,000
                                                              16,050,000
            PUERTO RICO-4.1%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    1,000   7/26/96                         3.55               1,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    2,000   8/16/96                         3.60               2,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$   1,000   8/21/96                         3.70%            $ 1,000,000
                                                               4,000,000
            Total Commercial Paper
            (amortized cost
            $20,050,000)                                      20,050,000
            TOTAL INVESTMENTS-96.6%
            (amortized cost $94,712,630)                      94,715,935
            Other assets
            less liabilities-3.4%                              3,382,358
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            98,096,271 shares
            outstanding)                                     $98,098,293

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:

AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
FGIC   Financial Guaranty Insurance Company
FSA    Financial Security Assurance
GO     New Jersey Obligation
HFA    Housing Finance Agency/Authority
IDR    Industrial Development Revenue
MBIA   Municipal Bond Investors Assurance
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
SFMR   Single Family Mortgage Revenue
VRDN   Variable Rate Demand Note

See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996        ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
INVESTMENT INCOME
  Interest                                                          $3,300,284

EXPENSES
  Advisory fee (Note B)                              $  451,214
  Distribution assistance and administrative
    service (Note C)                                    328,198
  Transfer agency (Note B)                              148,119
  Custodian fees                                         66,870
  Printing                                               27,282
  Registration fees                                      18,161
  Audit and legal fees                                   16,660
  Trustees' fees                                          2,846
  Amortization of organization expense                    2,031
  Miscellaneous                                          11,225
  Total expenses                                      1,072,606
  Less: expense reimbursement and fee waiver           (334,601)
                                                                       738,005
  Net investment income                                              2,562,279

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                         (32)
  Net change in unrealized appreciation
    of investments                                                       3,305
  Net gain on investments                                                3,273

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,565,552

See notes to financial statements.


4


STATEMENTS OF CHANGES
IN NET ASSETS                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
                                                    YEAR ENDED     YEAR ENDED
                                                  JUNE 30, 1996   JUNE 30,1995
                                                  -------------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                             $ 2,562,279    $ 1,736,484
  Net realized loss on investments                          (32)        (1,251)
  Net change in unrealized appreciation
    of investments                                        3,305             -0-
  Net increase in net assets from operations          2,565,552      1,735,233

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (2,562,279)    (1,736,484)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              23,962,316     37,225,371
  Total increase                                     23,965,589     37,224,120

NET ASSETS
  Beginning of year                                  74,132,704     36,908,584
  End of year                                       $98,098,293    $74,132,704

See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                   ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio (the "Portfolio"), Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through February 7, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio from July 1, 1995 to March 3, 1996 for expenses exceeding .80 of 1% of its average daily net assets and from March 4, 1996 to June 30, 1996 for expenses exceeding .85 of 1% of its average daily net assets. For the year ended June 30, 1996, the reimbursement amounted to $244,358. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $90,636 for the year ended June 30, 1996.


6


                                ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.

For the year ended June 30, 1996, the distribution fee amounted to $225,607 of which $90,243 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $102,591 of which $92,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $1,283, of which $1,251 expires in 2003 and $32 expires in 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $98,096,271. Transactions, all at $1.00 per share, were as follows:

                                                    YEAR ENDED      YEAR ENDED
                                                     JUNE 30,        JUNE 30,
                                                       1996            1995
                                                   -----------      ----------
Shares sold                                        392,300,834     365,818,445
Shares issued on reinvestments of dividends          2,562,279       1,736,484
Shares redeemed                                   (370,900,797)   (330,329,558)
Net increase                                        23,962,316      37,225,371


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                     ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                                     FEB. 7,
                                                                     1994(A)
                                              YEAR ENDED JUNE 30,   THROUGH
                                             --------------------    JUNE 30,
                                                1996        1995      1994
                                               ------      ------   --------
Net asset value, beginning of period           $1.00       $1.00     $1.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .028        .029      .008
LESS DISTRIBUTIONS
Dividends from net investment income           (.028)      (.029)    (.008)
Net asset value, end of period                 $1.00       $1.00     $1.00
TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.89%       2.93%     2.08%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $98,098     $74,133   $36,909
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .82%        .74%      .70%(c)
  Expenses, before waivers and
    reimbursements                              1.19%       1.29%     1.93%(c)
Net investment income (d)                       2.84%       2.98%     2.07%(c)

(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


8


INDEPENDENT AUDITOR'S REPORT    ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
_______________________________________________________________________________
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW JERSEY PORTFOLIO
We have audited the accompanying statement of net assets of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New Jersey Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996

STATEMENT OF NET ASSETS
JUNE 30, 1996                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           MUNICIPAL BONDS-67.9%
           NEW YORK-67.9%
           BROOME COUNTY GO
           Series '96
$  3,090   4/18/97                                 3.69%     $ 3,100,322
           DUTCHESS COUNTY IDR
           (Toys 'R' Us/NYTEX) Series '84 VRDN*
   1,000   11/01/19                                3.43        1,000,000
           ERIE COUNTY RAN
           Series '95
   7,500   9/20/96                                 3.85        7,510,386
           FRANKLIN COUNTY IDR
           (KES Chateaugay L.P.)
           Series '91A AMT VRDN*
  14,900   7/01/21                                 3.40       14,900,000
           HEMPSTEAD BAN
           Series '96A
   5,100   2/28/97                                 3.50        5,099,824
           ISLIP IDA
           (Radiation Dynamics)
           Series '88A AMT VRDN*
   6,000   1/01/09                                 3.83        6,000,000
           NEW YORK CITY GO
           Series '95F-3 VRDN*
  11,400   2/15/13                                 3.45       11,400,000
           NEW YORK CITY GO
           Series '95F-5 VRDN*
   4,500   2/15/16                                 3.40        4,500,000
           NEW YORK CITY GO
           Series '95F-6 VRDN*
   7,300   2/15/18                                 3.45        7,300,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (400 West 59th Street Dev.)
           Series A-1 AMT VRDN*
  16,000   11/01/30                                3.35       16,000,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (East 96th Street Project) VRDN*
   4,300   8/01/15                                 3.30        4,300,000
           NEW YORK CITY HOUSING
           DEVELOPMENT CORP. MFHR
           (Queenswood Apts. Project)
           Series '89A VRDN*
   3,700   2/01/17                                 3.40        3,700,000
           NEW YORK CITY IDA
           (Brooklyn Navy Yard Project)
           Series '95A AMT VRDN*
  15,900   7/01/29                                 3.50%      15,900,000
           NEW YORK CITY IDA
           (Japan Airlines Co.)
           Series '91 AMT VRDN*
   5,500   11/01/15                                3.65        5,500,000
           NEW YORK CITY IDA
           (Nippon Cargo Air Project)
           Series '92 AMT VRDN*
  18,000   11/01/15                                4.30       18,000,000
           NEW YORK CITY IDA
           (Stroheim & Romann Inc.)
           Series '85 VRDN*
   1,500   12/01/15                                3.20        1,500,000
           NEW YORK STATE ERDA PCR
           (Long Island Lighting Co.)
           Series A PPB*
   4,800   3/01/97                                 3.25        4,798,616
           NEW YORK STATE ERDA PCR
           (Long Island Lighting Co.)
           Series B PPB*
  10,000   3/01/97                                 3.25       10,000,000
           NEW YORK STATE ERDA PCR
           (New York State Electric & Gas)
           Series '85 PPB*
  10,000   3/15/97                                 3.30       10,000,000
           NEW YORK STATE ERDA PCR
           (Rochester Gas & Electric)
           Series '84 VRDN*
   2,000   10/01/14                                3.45        2,000,000
           NEW YORK STATE ERDA UTIL. REV.
           (Rochester Gas & Electric)
           Series '85 PPB*
   5,000   11/15/96                                3.75        5,000,000
           NEW YORK STATE HFA
           Pre-Refunded
   3,015   11/01/96                                3.60        3,057,501


1



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           NEW YORK STATE HFA MFHR
           (Normandie Court II)
           Series '87A AMT VRDN*
$ 10,800   11/01/02                                3.30%     $10,800,000
           NEW YORK STATE JOB DEV. AUTHORITY
           Series '86A-1 AMT VRDN*
   1,995   3/01/00                                 3.86        1,995,000
           NEW YORK STATE JOB DEV. AUTHORITY
           Series '86C-1 AMT VRDN*
     835   3/01/00                                 3.86          835,000
           NEW YORK STATE LOCAL
           GOVERNMENT ASSIST. CORP.
           Series '95C VRDN*
   1,100   4/01/25                                 3.05        1,100,000
           NEW YORK STATE LOCAL
           GOVERNMENT ASSIST. CORP.
           Series '95E VRDN*
  10,000   4/01/25                                 3.10       10,000,000
           NEW YORK STATE MEDICAL
           CARE FACILITIES AUTHORITY
           Eagle Trust Series 953202
           (New York Hospital) VRDN* AMBAC
  14,000   8/15/24                                 3.44       14,000,000
           NEW YORK STATE MORTGAGE AGENCY
           16th Series AMT PPB*
   3,000   7/01/96                                 3.25        3,000,000
           NEWBURGH IDA
           (Mt. St. Mary College Civic Fac.)
           Series '91 VRDN*
   1,600   10/01/11                                3.25        1,600,000
           NIAGARA COUNTY IDA
           (Pyron Corp. Project)
           Series '89 AMT VRDN*
   2,631   11/01/04                                3.45        2,631,000
           ONTARIO COUNTY IDA
           (Ultrafab Inc.) Series '95
           AMT VRDN*
   2,200   12/01/15                                3.30        2,200,000
           PORT AUTHORITY OF NEW YORK
           AND NEW JERSEY
           (Versatile Structure Series)
           AMT VRDN*
   6,500   8/01/28                                 3.35        6,500,000
           ROCHESTER GO BAN
           Series I
   2,400   10/31/96                                3.80%       2,405,406
           SUFFOLK COUNTY IDA
           (Nissequogue Cogen Partners)
           Series '93 AMT VRDN*
   1,200   12/15/23                                3.35        1,200,000
           UNITED NATIONS DEVELOPMENT CORP.
           Pre-Refunded
   2,000   7/01/96                                 4.00        2,040,000
           WESTCHESTER COUNTY IDR
           (Hitachi America) VRDN*
   1,500   7/01/98                                 4.00        1,500,000
           YONKERS IDA
           (Consumer Union Facility)
           Series '91 VRDN*
   1,700   7/01/21                                 3.55        1,700,000
           YONKERS IDA
           (Consumers Union Facility)
           Series '91 VRDN*
     600   7/01/19                                 3.55          600,000

           Total Municipal Bonds
           (amortized cost $224,672,308)                     224,673,055

           COMMERCIAL PAPER-29.8%
           NEW YORK-27.6%
           NEW YORK CITY GO
           Series '96
   8,000   8/22/96                                 3.50        8,000,000
           NEW YORK CITY MUNICIPAL WATER
           AUTHORITY
           Series '94
   5,000   8/08/96                                 3.65        5,000,000
           NEW YORK CITY MUNICIPAL WATER
           AUTHORITY
           Series 3
   2,500   9/12/96                                 3.35        2,500,000
           NEW YORK CITY MUNICIPAL WATER
           AUTHORITY
           Series 3
   2,500   8/09/96                                 3.50        2,500,000
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 3
   4,000   7/23/96                                 3.60        4,000,000
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 4
   3,000   8/01/96                                 3.20        2,999,454


2



                                  ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 4
$  4,000   8/28/96                                 3.20%     $ 4,000,000
           NEW YORK CITY MUNICIPAL
           WATER AUTHORITY
           Series 4
   2,000   7/22/96                                 3.45        2,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89A
   2,400   7/24/96                                 3.55        2,400,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89A
   4,000   8/23/96                                 3.55        4,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89A
   4,000   7/25/96                                 3.60        4,000,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89A
   1,700   8/13/96                                 3.65        1,700,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89B
   1,500   7/12/96                                 3.40        1,500,000
           NEW YORK STATE DORMITORY AUTHORITY
           (Sloan-Kettering Memorial)
           Series '89B
   1,600   8/06/96                                 3.70        1,600,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.) Series '87A
   1,500   8/07/96                                 3.40        1,500,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.)
           Series '92A AMT
   1,200   7/31/96                                 3.25        1,200,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.)
           Series '92A AMT
   5,000   8/28/96                                 3.30%       5,000,000
           NEW YORK STATE ENVIRONMENTAL FACILITY
           (General Electric Co.)
           Series '92A AMT
   5,600   8/06/96                                 3.70        5,600,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
   4,000   7/30/96                                 3.70        4,000,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
   5,100   7/17/96                                 3.70        5,100,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
   4,000   8/05/96                                 3.75        4,000,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94B AMT
   3,400   7/23/96                                 3.80        3,400,000
           NIAGARA COUNTY IDA
           (American Ref-Fuel Co.)
           Series '94C AMT
   1,500   7/31/96                                 3.75        1,500,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY AMT
   3,010   8/22/96                                 3.30        3,010,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY AMT
   6,000   8/23/96                                 3.35        6,000,000
           PORT AUTHORITY OF NEW
           YORK AND NEW JERSEY AMT
   4,980   7/31/96                                 3.60        4,980,000
                                                             -----------
                                                              91,489,454


3



STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
  (000)    SECURITY+                              YIELD          VALUE
------------------------------------------------------------------------
           PUERTO RICO-2.2%
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
$  2,200   8/13/96                                 3.50%     $ 2,200,000
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
   1,000   7/26/96                                 3.55        1,000,000
           PUERTO RICO GOVERNMENT
           DEVELOPMENT BANK
   4,000   8/21/96                                 3.70        4,000,000
                                                             -----------
                                                               7,200,000

           Total Commercial Paper
           (amortized cost $98,687,870)                      $98,689,454

           TOTAL INVESTMENTS-97.7%
           (amortized cost $323,360,178)                     323,362,509
           Other assets less liabilities-2.3%                  7,621,322

           NET ASSETS-100%
           (offering and redemption price
           of $1.00 per share; 331,045,497
           shares outstanding)                              $330,983,831


+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMBAC  American Municipal Bond Assurance Corporation
AMT    Alternative Minimum Tax
BAN    Bond Anticipation Note
ERDA   Energy Research & Development Authority
GO     General Obligation
HFA    Housing Finance Agency/Authority
IDA    Industrial Development Authority
IDR    Industrial Development Revenue
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
RAN    Revenue Anticipation Note
VRDN   Variable Rate Demand Note

See notes to financial statements.


4



STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996          ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

INVESTMENT INCOME
  Interest                                                          $10,186,781

EXPENSES
  Advisory fee (Note B)                               $1,387,802
  Distribution assistance and administrative
    service (Note C)                                     873,774
  Transfer agency (Note B)                               382,867
  Custodian fees                                          87,288
  Printing                                                55,631
  Registration fees                                       35,348
  Audit and legal fees                                    17,583
  Trustees' fees                                           3,605
  Miscellaneous                                            8,196
  Total expenses                                       2,852,094
  Less: expense reimbursement and fee waiver            (492,831)
                                                                      2,359,263
  Net investment income                                               7,827,518

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
  Net realized gain on investments                                          308
  Net change in unrealized appreciation of investments                    2,331
  Net gain on investments                                                 2,639

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $ 7,830,157


See notes to financial statements.


5



STATEMENTS OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

                                                    YEAR ENDED     YEAR ENDED
                                                   JUNE 30,1996   JUNE 30,1995
                                                   -------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
  Net investment income                            $  7,827,518   $  4,645,810
  Net realized gain (loss) on investments                   308        (13,089)
  Net change in unrealized appreciation of
    investments                                           2,331         (4,676)
  Net increase in net assets from operations          7,830,157      4,628,045

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (7,827,518)    (4,645,810)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                             153,727,353     14,432,230
  Total increase                                    153,729,992     14,414,465

NET ASSETS
  Beginning of year                                 177,253,839    162,839,374
  End of year                                      $330,983,831   $177,253,839


See notes to financial statements.


6



NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                     ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio (the "Portfolio"), Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

4. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the year ended June 30, 1996, the Adviser also voluntarily agreed to reimburse the Portfolio for expenses exceeding .85 of 1% of its average daily net assets. For the year ended June 30, 1996, the reimbursement amounted to $215,270. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $236,865 for the year ended June 30, 1996.

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities.


7



NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

For the year ended June 30, 1996, the distribution fee amounted to $693,901 of which $277,561 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $179,873 of which $95,000 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996, the Portfolio had a capital loss carryforward of $20,597, of which $7,508 expires in the year 2002 and $13,089 expires in the year 2003.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $331,002,099. Transactions, all at $1.00 per share, were as follows:

                                                   YEAR ENDED       YEAR ENDED
                                                 JUNE 30, 1996    JUNE 30, 1995
                                                ---------------  --------------
Shares sold                                      1,218,028,397     660,452,860
Shares issued on reinvestments of dividends          7,827,518       4,645,810
Shares redeemed                                 (1,072,128,562)   (650,666,440)
Net increase                                       153,727,353      14,432,230


NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each year.

                                                         YEAR ENDED JUNE 30,
                                         -----------------------------------------------------
                                             1996       1995       1994       1993       1992
                                         ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year          $1.00      $1.00      $1.00      $1.00      $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                        .028       .028       .018       .019       .034

LESS DISTRIBUTIONS
Dividends from net investment income        (.028)     (.028)     (.018)     (.019)     (.034)
Net asset value, end of year                $1.00      $1.00      $1.00      $1.00      $1.00

TOTAL RETURNS
Total investment return based on
  net asset value (a)                        2.87%      2.84%      1.77%      1.94%      3.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year(000's omitted)   $330,984   $177,254   $162,839   $100,529   $100,476
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                            .85%       .85%       .84%       .80%       .80%
  Expenses, before waivers and
    reimbursements                           1.03%      1.03%      1.08%      1.06%      1.12%
  Net investment income (b)                  2.82%      2.81%      1.77%      1.91%      3.35%


(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(b)  Net of expenses reimbursed or waived by the Adviser.


8



INDEPENDENT AUDITOR'S REPORT      ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO
_______________________________________________________________________________

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - NEW YORK PORTFOLIO

We have audited the accompanying statement of net assets of the New York Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the New York Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996


9

STATEMENT OF NET ASSETS
JUNE 30, 1996                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________

            MUNICIPAL BONDS-81.2%
            VIRGINIA-78.1%
            ALEXANDRIA REDEV. &
            HOUSING MFHR
            (Crystal City Apts. Proj.)
            Series '90A AMT VRDN*
$   3,500   12/15/18                               3.65%     $ 3,500,000
            AMELIA COUNTY IDA
            (Chambers Waste Systems,
            Inc.) AMT VRDN*
    4,000   7/01/07                                3.75        4,000,000
            AMHERST IDA SOLID
            WASTE
            (Nekoosa Packaging)
            AMT VRDN*
    2,750   7/01/11                                3.65        2,750,000
            ARLINGTON COUNTY
            (Ballston Public Parking
            Facility)
            Series '84 VRDN*
    1,500   8/01/17                                3.35        1,500,000
            BOTETOURT COUNTY IDA
            (Emkay Holdings L.L.C.)
            Series '95 AMT VRDN*
    3,500   10/01/05                               3.40        3,500,000
            CAMPBELL COUNTY PCR
            (Georgia Pacific Power)
            AMT VRDN*
    3,000   12/01/19                               3.65        3,000,000
            CHARLES CITY IDA
            (Chambers Dev. of VA,
            Inc.)
            Series '96 AMT VRDN*
    1,500   4/01/16                                3.75        1,500,000
            FAIRFAX COUNTY IDA
            HOSPITAL REVENUE
            (Fairfax Hospital)
            Series '88B VRDN*
    1,200   10/01/25                               3.60        1,200,000
            FAIRFAX COUNTY IDA
            HOSPITAL REVENUE
            (INova Health Services)
            Series '88C VRDN*
    1,400   10/01/25                               3.60        1,400,000
            FAIRFAX COUNTY REDEV.
            HOUSING AUTHORITY
            (Chase Commons Project)
            Series '84A VRDN*
    3,000   12/01/06                               3.43        3,000,000
            FLUVANNA COUNTY IDA
            (Edgecomb Metals Co.)
            VRDN*
$   3,800   12/01/09                               3.30%     $ 3,800,000
            HAMPTON COUNTY REDEV.
            HOUSING AUTHORITY
            (Chase Hampton Project)
            Series '84A VRDN*
    2,500   12/01/06                               4.08        2,500,000
            HAMPTON ROADS JAIL
            AUTHORITY
            Series '96B VRDN*
    4,000   7/01/16                                3.50        4,000,000
            JAMES CITY COUNTY BOND
            FGIC
      960   12/15/96                               3.70          971,495
            LOUDOWN COUNTY IDA
            (Kinder-Care Learning
            Centers)
            Series A VRDN*
      394   6/01/02                                3.70          394,000
            METRO DC AIRPORTS
            AUTHORITY
            Series A MBIA AMT
      200   10/01/96                               3.90          200,644
            NORFOLK BOND
            Pre-Refunded
    1,900   6/01/97                                3.62        1,981,375
            NORFOLK GO EAGLE TRUST
            Series 944601 VRDN*
    3,900   6/01/06                                3.44        3,900,000
            NORFOLK WATER REVENUE
            BOND
            MBIA
      480   11/01/96                               3.45          482,427
            PRINCE WILLIAM COUNTY
            COP
            MBIA
    2,540   12/01/96                               3.45        2,545,634
            RICHMOND
            REDEVELOPMENT
            MFHR AMT
            (Tobacco Row)
            Series '89B-8 VRDN*
    3,555   10/01/24                               3.70        3,555,000


1


STATEMENT OF NET ASSETS (CONTINUED)
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________

            VIRGINIA BEACH
            DEVELOPMENT
            AUTHORITY
            (Kinder-Care Learning
            Centers)
            Series D VRDN*
$     866   10/01/00                               3.70%      $  866,000
            VIRGINIA GO BOND
            Series A
    1,400   12/01/96                               3.50        1,409,950
            VIRGINIA GO EAGLE TRUST
            Series 954601 VRDN*
    3,000   6/01/21                                3.44        3,000,000
            VIRGINIA HOUSING
            AUTHORITY SFMR
            Series D PPB*
    6,000   7/16/96                                3.35        6,000,000
            VIRGINIA HOUSING
            DEVELOPMENT AUTHORITY
            (AHC Service Corp.-
            Lee Gardens)
            Series '87A VRDN*
    3,500   9/01/17                                3.50        3,500,000
            VIRGINIA HOUSING
            DEVELOPMENT AUTHORITY
            Series I AMT
    1,075   5/01/97                                3.90        1,075,423
            VIRGINIA HOUSING
            DEVELOPMENT
            AUTHORITY MFHR
            Series L AMT
      445   11/01/96                               4.25          444,632
            VIRGINIA PUBLIC
            SCHOOL AUTHORITY
            Pre-Refunded
    2,325   1/01/97                                3.25        2,415,696
            VIRGINIA PUBLIC
            SCHOOL AUTHORITY
            Series A Pre-Refunded
    1,500   1/01/97                                3.65        1,552,908
                                                              69,945,184
            PUERTO RICO-3.1%
            PUERTO RICO HIGHWAY &
            TRANSPORTATION AUTHORITY
            Series X VRDN*
      400   7/01/99                                3.00          400,000
            PUERTO RICO INDUSTRIAL,
            MEDICAL &
            ENVIRONMENTAL PCR
            (Key Pharmaceuticals)
            PPB*
$   2,400   12/01/96                               3.60%     $ 2,401,946
                                                               2,801,946
            Total Municipal Bonds
            (amortized
            cost $72,746,385)                                 72,747,130
            COMMERCIAL PAPER-17.4%
            VIRGINIA-10.7%
            CHESAPEAKE IDA
            (Virginia Electric &
            Power Co.)
            Series '85
    2,000   8/20/96                                3.70        2,000,000
            CHESTERFIELD COUNTY
            PCR
            (Virginia Electric &
            Power Co.)
            Series '87
    1,585   8/08/96                                3.65        1,585,000
            CHESTERFIELD COUNTY
            PCR
            (Virginia Electric &
            Power Co.)
            Series '87B
    1,000   8/15/96                                3.65        1,000,000
            FAIRFAX COUNTY IDA
            HOSPITAL REVENUE
            (INova Health Services)
            Series '93B
    1,000   7/29/96                                3.65        1,000,000
            LOUISA PCR
            (Virginia Electric &
            Power Co.)
            Series '87
      500   8/12/96                                3.70          500,000
            PENINSULA PORT AUTHORITY
            (Chessie & Ohio Project)
            Series '92
    2,000   7/12/96                                3.50        2,000,001
            PENINSULA PORT AUTHORITY
            (Chessie & Ohio Project)
            Series '92
    1,500   8/15/96                                3.65        1,500,000
                                                               9,585,001


2


                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

PRINCIPAL
 AMOUNT
 (000)      SECURITY+                             YIELD            VALUE
_______________________________________________________________________________

            PUERTO RICO-6.7%
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
$   3,000   7/16/96                                3.50%     $ 3,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    1,000   7/26/96                                3.55        1,000,000
            PUERTO RICO GOVERNMENT
            DEVELOPMENT BANK
    2,000   8/21/96                                3.70        2,000,000
                                                               6,000,000
            Total Commercial Paper
            (amortized cost $15,585,001)                      15,585,001

                                                                   VALUE
            TOTAL INVESTMENTS-98.6%
            (amortized cost $88,331,386)                     $88,332,131
            Other assets less liabilities-1.4%                 1,224,711
            NET ASSETS-100%
            (offering and redemption
            price of $1.00 per share;
            89,564,122 shares
            outstanding)                                     $89,556,842

+ All securities either mature or their interest rate changes in one year or less.

* Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as a coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

Glossary of Terms:
AMT    Alternative Minimum Tax
COP    Certificate of Participation
FGIC   Financial Guaranty Insurance Company
GO     Virginia Obligation
IDA    Industrial Development Authority
MBIA   Municipal Bond Investors Assurance
MFHR   Multi-Family Housing Revenue
PCR    Pollution Control Revenue
PPB    Periodic Put Bond
SFMR   Single Family Mortgage Revenue
VRDN   Variable Rate Demand Note

See notes to financial statements.


3


STATEMENT OF OPERATIONS
YEAR ENDED JUNE 30, 1996          ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
INVESTMENT INCOME
  Interest                                                          $3,082,007

EXPENSES
  Advisory fee (Note B)                               $ 417,867
  Distribution assistance and administrative
    service (Note C)                                    367,236
  Custodian fees                                         64,227
  Transfer agency (Note B)                               44,100
  Printing                                               25,454
  Registration fees                                      20,000
  Audit and legal fees                                   10,316
  Trustees' fees                                          3,364
  Amortization of organization expense                    1,705
  Miscellaneous                                           9,711
  Total expenses                                        963,980
  Less: expense reimbursement and fee waiver           (314,158)
                                                                       649,822
  Net investment income                                              2,432,185

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments                                        (128)
  Net change in unrealized appreciation of investments                     745
  Net gain on investments                                                  617

NET INCREASE IN NET ASSETS FROM OPERATIONS                          $2,432,802

See notes to financial statements.


4


STATEMENTS OF CHANGES
IN NET ASSETS                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
                                                                      OCT. 25,
                                                                       1994(A)
                                                    YEAR ENDED        THROUGH
                                                  JUNE 30, 1996   JUNE 30, 1995
                                                  -------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM
OPERATIONS
  Net investment income                              $2,432,185     $1,265,221
  Net realized loss on investments                         (128)        (7,897)
  Net change in unrealized appreciation of
    investments                                             745             -0-
  Net increase in net assets from operations          2,432,802      1,257,324

DIVIDENDS TO SHAREHOLDERS FROM:
  Net investment income                              (2,432,185)    (1,265,221)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
  Net increase (Note E)                              22,635,119     66,928,803
  Total increase                                     22,635,736     66,920,906

NET ASSETS
  Beginning of period                                66,921,106            200
  End of period                                     $89,556,842    $66,921,106

(a)  Commencement of operations.

See notes to financial statements.


5


NOTES TO FINANCIAL STATEMENTS
JUNE 30, 1996                     ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Fund operates as a series company currently issuing seven classes of shares of beneficial interest: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio (the "Portfolio") and Alliance Municipal Trust-Florida Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. As a matter of fundamental policy, each Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The following is a summary of significant accounting policies followed by the Portfolio.

1. VALUATION OF SECURITIES
Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. ORGANIZATION EXPENSES
The organization expenses of the Portfolio are being amortized against income on a straight-line basis through October, 1999.

3. TAXES
It is the Portfolio's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. DIVIDENDS
The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the year ended June 30, 1996, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax (AMT).

5. GENERAL
Interest income is accrued daily. Security transactions are recorded on the date securities are purchased or sold. Realized gain (loss) from security transactions is recorded on the identified cost basis.

NOTE B: ADVISORY FEE AND TRANSACTIONS WITH AN AFFILIATE OF THE ADVISER
The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50 of 1% on the first $1.25 billion of average daily net assets; .49 of 1% on the next $.25 billion; .48 of 1% on the next $.25 billion; .47 of 1% on the next $.25 billion; .46 of 1% on the next $1 billion; and .45 of 1% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. The Adviser also voluntarily agreed to reimburse the Portfolio for all expenses from July 1, 1995 to July 9, 1995 for expenses exceeding .60 of 1% of its average daily net assets, from July 10, 1995 to September 17, 1995 for expenses exceeding .70 of 1% of its average daily net assets and from September 18, 1995 to June 30, 1996 for expenses exceeding .80 of 1% of its average daily net assets. For the year ended June 30, 1996, the reimbursement amounted to $230,585. The Portfolio compensates Alliance Fund Services, Inc. (a wholly-owned subsidiary of the Adviser) for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $27,198 for the year ended June 30, 1996.


6


                                  ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________

NOTE C: DISTRIBUTION ASSISTANCE AND ADMINISTRATIVE SERVICES PLAN
Under this Plan, the Portfolio pays a distribution fee to the Adviser at an annual rate of up to .25% of 1% of the Portfolio's average daily net assets.

The Plan provides that the Adviser will use such payments in their entirety for distribution assistance and promotional activities. For the year ended June 30, 1996, the distribution fee amounted to $208,933 of which $83,573 was waived. In addition, the Portfolio reimbursed certain broker-dealers for administrative costs incurred in connection with providing shareholder services, accounting, bookkeeping, legal and compliance support. For the year ended June 30, 1996, such payments by the Portfolio amounted to $158,303 of which $92,500 was paid to the Adviser.

NOTE D: INVESTMENT TRANSACTIONS
At June 30, 1996, the cost of securities for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1996 the Portfolio had a capital loss carryforward of $8,025, of which $7,897 expires in the year 2003 and $128 expires in the year 2004.

NOTE E: TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
An unlimited number of shares ($.01 par value) are authorized. At June 30, 1996, capital paid-in aggregated $89,564,122. Transactions, all at $1.00 per share, were as follows:

                                                                     OCT. 25,
                                                    YEAR ENDED       1994(A)
                                                      JUNE 30,      THROUGH
                                                       1996      JUNE 30, 1995
                                                   -----------   -------------
Shares sold                                        251,119,609     187,540,379
Shares issued on reinvestments of dividends          2,432,185       1,265,221
Shares redeemed                                   (230,916,675)   (121,876,797)
Net increase                                        22,635,119      66,928,803

(a)  Commencement of operations.


7


NOTES TO FINANCIAL STATEMENTS
(CONTINUED)                       ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
NOTE F: FINANCIAL HIGHLIGHTS
Per share operating performance for a share outstanding throughout each period.

                                                           OCTOBER 25,
                                             YEAR ENDED      1994(A)
                                             JUNE 30,       THROUGH
                                                1996      JUNE 30, 1995
                                             ----------   -------------
Net asset value, beginning of period           $1.00          $1.00

INCOME FROM INVESTMENT OPERATIONS
Net investment income                           .029           .023

LESS DISTRIBUTIONS
Dividends from net investment income           (.029)         (.023)
Net asset value, end of period                 $1.00          $1.00

TOTAL RETURNS
Total investment return based on net
  asset value (b)                               2.97%          3.48%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $89,557        $66,921
Ratio to average net assets of:
  Expenses, net of waivers and
    reimbursements                               .78%           .44%(c)
  Expenses, before waivers and
    reimbursements                              1.15%          1.30%(c)
  Net investment income (d)                     2.91%          3.48%(c)

(a)  Commencement of operations.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period.

(c)  Annualized.

(d)  Net of expenses reimbursed or waived by the Adviser.


8


INDEPENDENT AUDITOR'S REPORT      ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
_______________________________________________________________________________
TO THE BOARD OF TRUSTEES AND SHAREHOLDERS
ALLIANCE MUNICIPAL TRUST - VIRGINIA PORTFOLIO
We have audited the accompanying statement of net assets of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1996 and the related statements of operations, changes in net assets, and financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1996, by correspondence with the custodian.

An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Virginia Portfolio of Alliance Municipal Trust as of June 30, 1996, and the results of its operations, changes in its net assets, and its financial highlights for the periods indicated, in conformity with generally accepted accounting principles.

McGladrey & Pullen, LLP
New York, New York
July 26, 1996


9